Hartford Balanced HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
	Asset-Backed - Automobile - 0.4%
$ 126,198	CFMT LLC 1.39%, 09/22/2031(1)	$125,502
982,494	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	997,242
1,215,000	Toyota Lease Owner Trust 3.96%, 11/20/2028(1)	1,216,025
1,565,000	Volkswagen Auto Lease Trust 4.01%, 01/22/2029	1,567,151
	Wheels Fleet Lease Funding 1 LLC
1,137,660	4.87%, 06/21/2039(1)	1,149,328
629,431	6.46%, 08/18/2038(1)	638,275
		5,693,523
	Asset-Backed - Student Loan - 0.1%
1,088,795	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,115,328
	Commercial Mortgage-Backed Securities - 0.2%
330,000	Durst Commercial Mortgage Trust 5.32%, 08/10/2042(1)(2)	336,111
3,097,851	RFR Trust 5.56%, 03/11/2041(1)(2)	3,167,503
		3,503,614
	Other Asset-Backed Securities - 0.2%
	Castlelake Aircraft Structured Trust
19,891	3.47%, 01/15/2046(1)	19,768
185,389	3.97%, 04/15/2039(1)	180,756
	CF Hippolyta Issuer LLC
300,188	1.53%, 03/15/2061(1)	250,351
194,522	5.97%, 08/15/2062(1)	188,022
1,319,307	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,282,354
69,807	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	68,410
166,529	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	161,949
1,099,360	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	1,108,491
41,802	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	41,303
100,375	Start II Ltd. 4.09%, 03/15/2044(1)	99,751
		3,401,155
	Whole Loan Collateral CMO - 0.2%
22,110	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	21,769
310,217	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	301,157
	Federal National Mortgage Association Connecticut Avenue Securities Trust
159,819	5.91%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(3)	160,119
48,383	10.37%, 10/25/2028, 30 day USD SOFR Average + 6.01%(3)	49,109
	Flagstar Mortgage Trust
480,098	2.00%, 09/25/2041(1)(2)	422,669
222,520	4.00%, 05/25/2048(1)(2)	207,673
142,157	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	136,996
1,935,598	PRET Trust 4.00%, 08/25/2064(1)(4)	1,872,776
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% - (continued)
	Whole Loan Collateral CMO - 0.2% - (continued)
	Towd Point Mortgage Trust
$ 92,258	2.75%, 06/25/2057(1)(2)	$90,374
21,577	3.00%, 01/25/2058(1)(2)	21,381
		3,284,023
	Total Asset & Commercial Mortgage-Backed Securities (cost $16,995,758)	$16,997,643
CORPORATE BONDS - 10.9%
	Aerospace & Defense - 0.2%
	Boeing Co.
700,000	5.71%, 05/01/2040	$714,268
51,000	5.81%, 05/01/2050	50,952
1,809,000	6.86%, 05/01/2054	2,063,532
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	534,496
		3,363,248
	Agriculture - 0.1%
705,000	BAT Capital Corp. 4.63%, 03/22/2033	697,648
280,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	294,140
		991,788
	Airlines - 0.0%
58,938	United Airlines Pass-Through Trust 4.60%, 09/01/2027	58,628
	Commercial Banks - 2.5%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(5)	1,224,317
	Bank of America Corp.
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	1,595,240
1,384,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(5)	1,403,924
2,280,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(5)	2,353,154
688,000	5.51%, 01/24/2036, (5.51% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.31% thereafter)(5)	719,175
2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	2,341,312
574,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(5)	615,045
	BPCE SA
1,130,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(5)	1,159,317
1,450,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	1,514,349
508,000	6.61%, 10/19/2027, (6.61% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.98% thereafter)(1)(5)	519,487
	Citigroup, Inc.
635,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(5)	635,343

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 1,182,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(5)	$1,204,460
400,000	5.17%, 09/11/2036, (5.17% fixed rate until 09/11/2035; 6 mo. USD SOFR + 1.49% thereafter)(5)	404,059
455,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	474,239
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	2,585,179
	Credit Agricole SA
1,540,000	4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 1.21% thereafter)(1)(5)	1,549,737
2,733,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(5)	2,881,210
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,263,324
1,130,000	HSBC Holdings PLC 5.74%, 09/10/2036, (5.74% fixed rate until 09/10/2035; 6 mo. USD SOFR + 1.96% thereafter)(5)	1,152,951
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(5)	575,069
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	306,488
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(5)	692,874
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(5)	811,662
463,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(5)	472,124
1,389,000	5.04%, 01/23/2028, (5.04% fixed rate until 01/23/2027; 6 mo. USD SOFR + 1.19% thereafter)(5)	1,404,754
1,335,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(5)(6)	1,379,215
930,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(5)	960,440
865,000	5.57%, 04/22/2036, (5.57% fixed rate until 04/22/2035; 6 mo. USD SOFR + 1.68% thereafter)(5)	911,731
	Morgan Stanley
1,283,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(5)	1,297,024
925,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	954,739
795,000	5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(5)	832,370
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 550,000	Morgan Stanley Private Bank NA 4.73%, 07/18/2031, (4.73% fixed rate until 07/18/2030; 6 mo. USD SOFR + 1.08% thereafter)(5)	$558,213
	Wells Fargo & Co.
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(5)	1,537,418
1,352,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(5)	1,383,414
1,665,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	1,763,506
		41,436,863
	Diversified Financial Services - 0.6%
	American Express Co.
1,325,000	4.92%, 07/20/2033, (4.92% fixed rate until 07/20/2032; 6 mo. USD SOFR + 1.22% thereafter)(5)	1,348,066
930,000	5.67%, 04/25/2036, (5.67% fixed rate until 04/25/2035; 6 mo. USD SOFR + 1.79% thereafter)(5)	982,549
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,675,857
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,306,748
	Synchrony Financial
3,500,000	5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(5)	3,530,177
205,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(5)	209,682
		10,053,079
	Electric - 1.1%
120,000	Alabama Power Co. 5.10%, 04/02/2035	122,630
	Arizona Public Service Co.
500,000	3.75%, 05/15/2046	386,271
530,000	5.90%, 08/15/2055	542,719
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,924,941
	Duke Energy Corp.
340,000	4.95%, 09/15/2035	337,769
2,055,000	5.70%, 09/15/2055	2,047,532
	Enel Finance International NV
535,000	4.13%, 09/30/2028(1)	533,491
475,000	5.00%, 09/30/2035(1)(6)	468,073
550,000	FirstEnergy Corp. 4.85%, 07/15/2047(4)	486,837
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	234,908
60,000	5.15%, 03/30/2026(1)	60,167
75,000	5.20%, 04/01/2028(1)	76,695
	Georgia Power Co.
756,000	4.30%, 03/15/2042	667,320
245,000	4.75%, 09/01/2040	233,258
826,000	5.13%, 05/15/2052	787,720
165,000	Ohio Edison Co. 4.95%, 12/15/2029(1)	168,609
	Pacific Gas & Electric Co.
560,000	4.75%, 02/15/2044	479,092
1,573,200	4.95%, 07/01/2050	1,350,257
1,395,000	Public Service Co. of Oklahoma 5.45%, 01/15/2036(6)	1,424,950

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	Electric - 1.1% - (continued)
$ 600,000	Public Service Electric & Gas Co. 3.65%, 09/01/2042	$483,640
	SCE Recovery Funding LLC
323,973	0.86%, 11/15/2033	288,009
220,000	1.94%, 05/15/2040	170,570
125,000	2.51%, 11/15/2043	86,342
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(5)	1,124,757
	Southern California Edison Co.
1,108,000	4.00%, 04/01/2047	838,226
968,000	4.65%, 10/01/2043	824,461
59,000	6.20%, 09/15/2055	59,479
1,292,502	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,289,412
170,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	174,301
	Virginia Electric & Power Co.
315,000	4.90%, 09/15/2035	313,352
270,000	5.60%, 09/15/2055	268,938
		18,254,726
	Food - 0.5%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
335,000	3.00%, 05/15/2032	299,716
2,325,000	5.75%, 04/01/2033	2,428,067
2,578,000	6.75%, 03/15/2034	2,849,988
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
800,000	6.25%, 03/01/2056(1)	820,312
595,000	6.38%, 04/15/2066(1)	611,684
	Mars, Inc.
365,000	5.65%, 05/01/2045(1)	370,266
1,313,000	5.70%, 05/01/2055(1)	1,329,998
		8,710,031
	Gas - 0.1%
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	516,186
825,000	NiSource, Inc. 5.85%, 04/01/2055	836,657
455,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	456,189
		1,809,032
	Healthcare - Products - 0.0%
200,000	Alcon Finance Corp. 5.75%, 12/06/2052(1)	205,709
	Healthcare - Services - 0.1%
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	945,643
175,000	Sutter Health 2.29%, 08/15/2030	160,086
155,000	Toledo Hospital 5.75%, 11/15/2038	155,162
		1,260,891
	Insurance - 1.6%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	418,606
375,000	4.38%, 06/30/2050	318,188
390,000	4.85%, 05/07/2030	398,935
	Athene Global Funding
2,815,000	2.50%, 03/24/2028(1)	2,695,772
1,800,000	5.35%, 07/09/2027(1)	1,833,684
1,280,000	5.58%, 01/09/2029(1)	1,322,867
788,000	Athene Holding Ltd. 6.63%, 05/19/2055	843,273
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	Insurance - 1.6% - (continued)
$ 1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	$2,011,537
355,000	CNO Global Funding 4.88%, 12/10/2027(1)	359,587
	Equitable America Global Funding
405,000	3.95%, 09/15/2027(1)	404,285
225,000	4.70%, 09/15/2032(1)	223,812
	F&G Global Funding
260,000	4.65%, 09/08/2028(1)	260,920
296,000	5.88%, 06/10/2027(1)	303,623
1,005,000	Fortitude Global Funding 4.63%, 10/06/2028(1)	1,005,635
1,678,000	GA Global Funding Trust 5.90%, 01/13/2035(1)	1,740,848
805,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	810,217
	Lincoln Financial Global Funding
425,000	4.63%, 05/28/2028(1)	429,365
250,000	4.63%, 08/18/2030(1)	251,507
975,000	NLG Global Funding 4.35%, 09/15/2030(1)	964,782
1,001,000	Omnis Funding Trust 6.72%, 05/15/2055(1)	1,079,727
	Pricoa Global Funding I
215,000	4.70%, 05/28/2030(1)	218,567
415,000	5.35%, 05/28/2035(1)	430,218
	Protective Life Global Funding
510,000	4.80%, 06/05/2030(1)	518,636
1,375,000	5.43%, 01/14/2032(1)	1,430,740
	RGA Global Funding
1,645,000	4.35%, 08/25/2028(1)	1,646,683
370,000	5.00%, 08/25/2032(1)	372,042
1,220,000	5.25%, 01/09/2030(1)	1,261,562
1,010,000	5.45%, 05/24/2029(1)	1,047,957
2,090,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(1)	2,120,449
		26,724,024
	Media - 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,050,000	3.50%, 03/01/2042	756,258
2,463,000	3.90%, 06/01/2052	1,668,171
850,000	4.80%, 03/01/2050	673,226
80,000	5.85%, 12/01/2035	80,764
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	410,904
250,000	7.30%, 07/01/2038	273,173
		3,862,496
	Mining - 0.5%
	Anglo American Capital PLC
2,645,000	2.63%, 09/10/2030(1)	2,427,583
632,000	4.50%, 03/15/2028(1)	635,546
746,000	4.75%, 04/10/2027(1)	751,441
	Glencore Funding LLC
805,000	5.37%, 04/04/2029(1)	829,469
563,000	5.89%, 04/04/2054(1)(6)	568,476
265,000	6.14%, 04/01/2055(1)	277,032
3,073,000	6.38%, 10/06/2030(1)	3,316,899
		8,806,446
	Oil & Gas - 0.3%
	QatarEnergy
780,000	3.13%, 07/12/2041(1)	600,491
550,000	3.30%, 07/12/2051(7)	387,154

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	Oil & Gas - 0.3% - (continued)
	Saudi Arabian Oil Co.
$ 1,905,000	5.38%, 06/02/2035(1)(6)	$1,970,234
1,085,000	6.38%, 06/02/2055(1)	1,156,582
		4,114,461
	Pipelines - 0.8%
305,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	314,207
	Columbia Pipelines Operating Co. LLC
1,179,000	6.50%, 08/15/2043(1)	1,257,456
419,000	6.54%, 11/15/2053(1)(6)	449,445
	Enbridge, Inc.
395,000	4.90%, 06/20/2030(6)	403,942
400,000	5.55%, 06/20/2035	412,505
957,000	Energy Transfer LP 5.35%, 05/15/2045	877,830
1,020,000	Enterprise Products Operating LLC 5.20%, 01/15/2036	1,036,715
1,450,819	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,317,277
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	605,418
100,000	3.45%, 10/15/2027(1)	98,576
	Greensaif Pipelines Bidco SARL
920,000	5.85%, 02/23/2036(1)	964,667
1,796,000	6.10%, 08/23/2042(1)	1,888,778
1,370,000	ONEOK, Inc. 5.63%, 01/15/2028(1)	1,399,752
	Whistler Pipeline LLC
1,454,000	5.40%, 09/30/2029(1)	1,495,352
995,000	5.70%, 09/30/2031(1)	1,034,389
		13,556,309
	Real Estate - 0.2%
2,520,000	Broad Street LLC 4.20%, 10/01/2030(8)	2,519,213
	Real Estate Investment Trusts - 1.3%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,453,605
	Crown Castle, Inc.
1,382,000	5.00%, 01/11/2028	1,401,418
633,000	5.10%, 05/01/2033	640,573
891,000	5.20%, 09/01/2034	900,426
	Extra Space Storage LP
330,000	4.95%, 01/15/2033	331,946
1,451,000	5.40%, 06/15/2035	1,482,299
935,000	5.90%, 01/15/2031	993,386
	GLP Capital LP/GLP Financing II, Inc.
2,200,000	3.25%, 01/15/2032	1,979,278
395,000	5.25%, 02/15/2033	395,644
1,789,000	6.75%, 12/01/2033	1,938,485
1,590,000	Healthpeak OP LLC 4.75%, 01/15/2033	1,579,713
640,000	Kilroy Realty LP 5.88%, 10/15/2035(6)	648,517
195,000	Kite Realty Group LP 5.20%, 08/15/2032	198,713
2,718,000	LXP Industrial Trust 6.75%, 11/15/2028	2,889,165
1,504,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 01/15/2035(1)	1,538,207
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	529,088
300,000	1.88%, 07/15/2050(1)	297,724
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	156,755
350,000	3.50%, 06/15/2029(1)	337,715
		20,692,657
	Semiconductors - 0.3%
	Foundry JV Holdco LLC
305,000	5.90%, 01/25/2030(1)	321,625
389,000	5.90%, 01/25/2033(1)	410,195
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.9% - (continued)
	Semiconductors - 0.3% - (continued)
$ 1,011,000	6.20%, 01/25/2037(1)	$1,078,424
	Intel Corp.
1,936,000	4.60%, 03/25/2040	1,759,662
719,000	5.60%, 02/21/2054	690,368
		4,260,274
	Software - 0.2%
1,130,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	1,154,367
	Synopsys, Inc.
1,095,000	4.85%, 04/01/2030	1,115,335
1,200,000	5.00%, 04/01/2032	1,226,276
		3,495,978
	Telecommunications - 0.2%
	AT&T, Inc.
267,000	4.35%, 06/15/2045	225,589
1,295,000	4.55%, 11/01/2032	1,289,255
1,320,000	5.55%, 11/01/2045	1,306,877
		2,821,721
	Trucking & Leasing - 0.1%
775,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(1)	799,326
	Total Corporate Bonds (cost $175,121,659)	$177,796,900
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
	Israel - 0.1%
1,630,000	Israel Government International Bonds 5.38%, 03/12/2029	$1,674,624
	Mexico - 0.1%
	Mexico Government International Bonds
457,000	6.40%, 05/07/2054	446,037
1,265,000	6.75%, 09/27/2034	1,377,585
		1,823,622
	Saudi Arabia - 0.2%
2,015,000	Saudi Government International Bonds 5.38%, 01/13/2031(1)	2,116,090
	Total Foreign Government Obligations (cost $5,459,071)	$5,614,336
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
60,000	Dallas Fort Worth International Airport, TX, Rev 4.09%, 11/01/2051	$49,928
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	465,205
		515,133
	General - 0.1%
168,940	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	188,755
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	384,001
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,327,379
		1,900,135
	General Obligation - 0.2%
3,682,157	State of Illinois, IL, GO 5.10%, 06/01/2033	3,745,799

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6% - (continued)
	Tobacco - 0.0%
$ 115,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	$102,826
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
15,000	6.20%, 11/15/2026	15,151
375,000	6.67%, 11/15/2039	411,034
500,000	6.81%, 11/15/2040	554,786
		980,971
	Utilities - 0.1%
816,471	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	841,207
	Utility - Electric - 0.1%
305,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	314,988
802,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	878,926
		1,193,914
	Total Municipal Bonds (cost $9,913,245)	$9,279,985
U.S. GOVERNMENT AGENCIES - 0.8%
	Mortgage-Backed Agencies - 0.8%
	Federal Home Loan Mortgage Corp. - 0.0%
285	7.04%, 04/01/2029, 1 yr. USD CMT + 2.28%(3)	$285
	Federal National Mortgage Association - 0.7%
2,270,000	4.34%, 08/01/2030	2,284,239
2,650,000	4.40%, 09/01/2030	2,677,886
2,611,000	4.42%, 08/01/2030	2,636,566
2,310,000	4.47%, 05/01/2030	2,331,578
1,304,000	4.60%, 04/01/2030	1,329,175
		11,259,444
	Government National Mortgage Association - 0.1%
1,800,797	2.50%, 10/20/2049	1,614,513
24,177	5.00%, 07/15/2037	24,623
107	6.00%, 07/15/2026	108
322	6.00%, 03/15/2028	331
342	6.00%, 04/15/2028	350
4,907	6.00%, 05/15/2028	4,988
3,134	6.00%, 07/15/2028	3,168
1,143	6.00%, 08/15/2028	1,163
7,256	6.00%, 09/15/2028	7,355
17,521	6.00%, 10/15/2028	17,780
16,670	6.00%, 11/15/2028	16,922
12,423	6.00%, 12/15/2028	12,611
317	6.00%, 12/15/2031	329
5,146	6.00%, 09/15/2032	5,392
2,716	6.00%, 11/15/2032	2,841
1,231	6.00%, 04/15/2033	1,233
31,233	6.00%, 06/15/2033	31,951
8,708	6.00%, 10/15/2033	9,111
714	6.00%, 11/15/2033	754
15,541	6.00%, 10/15/2034	15,799
39,808	6.00%, 01/15/2035	40,994
4,458	6.00%, 05/15/2035	4,463
4,249	6.00%, 06/15/2035	4,376
14	6.50%, 03/15/2026	14
22	6.50%, 01/15/2028	22
10,003	6.50%, 03/15/2028	10,146
10,097	6.50%, 04/15/2028	10,218
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.8% - (continued)
	Mortgage-Backed Agencies - 0.8% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 3,697	6.50%, 05/15/2028	$3,749
10,352	6.50%, 06/15/2028	10,505
1,801	6.50%, 10/15/2028	1,829
423	6.50%, 02/15/2035	438
636	7.00%, 11/15/2031	649
389	7.00%, 03/15/2032	397
270,528	7.00%, 11/15/2032	284,691
23,100	7.00%, 01/15/2033	23,990
26,652	7.00%, 05/15/2033	27,567
3,047	7.00%, 07/15/2033	3,153
30,395	7.00%, 11/15/2033	31,439
9,788	7.50%, 09/16/2035	9,808
5	8.00%, 09/15/2026	5
222	8.00%, 12/15/2026	222
383	8.00%, 07/15/2029	391
550	8.00%, 12/15/2029	557
1,989	8.00%, 01/15/2030	2,002
860	8.00%, 02/15/2030	863
386	8.00%, 03/15/2030	388
2,796	8.00%, 04/15/2030	2,811
2,026	8.00%, 05/15/2030	2,043
8,772	8.00%, 06/15/2030	8,920
582	8.00%, 07/15/2030	587
17,166	8.00%, 08/15/2030	17,391
7,940	8.00%, 09/15/2030	7,995
19,269	8.00%, 12/15/2030	19,399
		2,303,344
	Total U.S. Government Agencies (cost $13,400,898)	$13,563,073
U.S. GOVERNMENT SECURITIES - 20.5%
	U.S. Treasury Securities - 20.5%
	U.S. Treasury Bonds - 6.1%
2,781,200	2.38%, 05/15/2051	$1,789,311
4,659,200	2.50%, 02/15/2045	3,337,334
2,041,900	2.75%, 11/15/2047	1,475,831
5,152,000	2.88%, 05/15/2052	3,676,435
400,000	3.25%, 05/15/2042	336,031
4,488,500	3.38%, 08/15/2042	3,824,342
4,012,200	3.63%, 02/15/2053	3,317,118
2,560,100	3.63%, 05/15/2053	2,114,483
5,250,000	3.88%, 02/15/2043	4,764,990
4,748,300	3.88%, 05/15/2043	4,301,107
6,040,000	4.00%, 11/15/2042	5,584,169
4,436,100	4.00%, 11/15/2052	3,925,775
3,288,900	4.13%, 08/15/2044	3,052,767
2,696,900	4.13%, 08/15/2053	2,437,639
1,499,700	4.25%, 02/15/2054	1,384,293
3,289,300	4.25%, 08/15/2054	3,036,435
7,278,100	4.38%, 02/15/2038	7,339,793
5,725,900	4.38%, 08/15/2043	5,525,941
3,865,900	4.50%, 02/15/2044	3,781,183
2,720,600	4.50%, 11/15/2054	2,619,534
1,295,700	4.63%, 05/15/2044	1,286,235
3,720,800	4.63%, 11/15/2044	3,686,208
3,455,000	4.63%, 05/15/2054	3,394,538
2,556,300	4.63%, 02/15/2055	2,512,763
3,964,000	4.75%, 11/15/2043	4,006,118
2,588,500	4.75%, 02/15/2045	2,604,678
3,955,400	4.75%, 11/15/2053	3,962,198
3,215,600	4.75%, 05/15/2055	3,225,649
352,600	4.75%, 08/15/2055	353,812

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 20.5% - (continued)
	U.S. Treasury Securities - 20.5% - (continued)
	U.S. Treasury Bonds - 6.1% - (continued)
$ 758,100	4.88%, 08/15/2045	$775,039
5,178,200	5.00%, 05/15/2045	5,377,237
		98,808,986
	U.S. Treasury Notes - 14.4%
4,505,600	1.50%, 01/31/2027	4,378,176
430,000	1.50%, 11/30/2028	402,638
590,000	2.63%, 07/31/2029	567,829
890,000	2.75%, 05/31/2029	862,014
326,000	3.25%, 06/30/2029	321,123
580,000	3.38%, 09/15/2028	576,058
5,186,200	3.50%, 09/30/2029	5,149,532
635,000	3.50%, 04/30/2030	628,898
18,501,300	3.63%, 08/31/2027	18,500,577
5,696,100	3.63%, 08/31/2029	5,682,305
512,000	3.63%, 03/31/2030	509,900
15,565,100	3.63%, 08/31/2030	15,484,842
4,379,200	3.63%, 09/30/2030	4,358,885
258,600	3.63%, 09/30/2031	255,570
7,242,600	3.75%, 04/30/2027	7,252,785
6,588,100	3.75%, 06/30/2027	6,599,938
3,510,900	3.75%, 08/15/2027	3,518,169
3,224,200	3.75%, 05/15/2028	3,234,527
620,000	3.75%, 05/31/2030	620,436
758,000	3.75%, 12/31/2030	757,171
544,900	3.75%, 08/31/2031	542,431
11,554,600	3.88%, 03/31/2027	11,588,903
1,368,400	3.88%, 05/31/2027	1,373,157
8,590,100	3.88%, 07/31/2027	8,625,333
685,000	3.88%, 11/30/2029	689,415
4,451,400	3.88%, 04/30/2030	4,479,569
5,772,100	3.88%, 06/30/2030	5,807,499
3,949,500	3.88%, 07/31/2030	3,973,259
2,332,600	3.88%, 08/31/2032	2,325,675
411,000	4.00%, 01/15/2027	412,541
4,003,100	4.00%, 01/31/2029	4,046,415
5,718,700	4.00%, 07/31/2029	5,781,918
150,000	4.00%, 10/31/2029	151,687
1,538,300	4.00%, 02/28/2030	1,556,147
5,910,000	4.00%, 03/31/2030	5,977,642
3,432,700	4.00%, 05/31/2030	3,472,927
483,900	4.00%, 07/31/2030	489,363
891,300	4.00%, 06/30/2032	895,896
3,401,900	4.00%, 07/31/2032	3,417,846
7,491,100	4.13%, 01/31/2027	7,531,482
2,700,800	4.13%, 02/28/2027	2,716,941
5,127,100	4.13%, 03/31/2029	5,205,208
5,031,800	4.13%, 10/31/2029	5,111,798
5,728,100	4.13%, 11/30/2029	5,820,287
754,300	4.13%, 08/31/2030	766,940
873,100	4.13%, 07/31/2031	886,367
824,200	4.13%, 10/31/2031	836,241
497,800	4.13%, 03/31/2032	504,411
1,790,400	4.13%, 05/31/2032	1,813,060
5,752,000	4.25%, 11/30/2026	5,785,928
1,515,400	4.25%, 12/31/2026	1,525,167
6,690,700	4.25%, 02/28/2029	6,817,980
2,697,800	4.25%, 06/30/2029	2,751,440
3,448,800	4.25%, 01/31/2030	3,521,818
1,887,500	4.25%, 11/15/2034	1,908,808
4,040,800	4.25%, 05/15/2035	4,078,051
5,304,300	4.25%, 08/15/2035	5,347,397
3,953,000	4.38%, 12/15/2026	3,983,883
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 20.5% - (continued)
	U.S. Treasury Securities - 20.5% - (continued)
	U.S. Treasury Notes - 14.4% - (continued)
$ 4,602,000	4.38%, 12/31/2029	$4,721,005
170,000	4.38%, 01/31/2032	174,702
6,319,900	4.50%, 05/31/2029	6,497,153
988,400	4.50%, 12/31/2031	1,022,685
3,654,600	4.63%, 04/30/2029	3,771,233
1,733,700	4.63%, 04/30/2031	1,804,673
1,012,100	4.63%, 05/31/2031	1,053,533
3,011,600	4.63%, 02/15/2035	3,129,711
927,000	4.88%, 10/31/2030	974,400
		235,331,298
	Total U.S. Government Securities (cost $337,193,241)	$334,140,284
COMMON STOCKS - 63.0%
	Automobiles & Components - 0.8%
481,415	Gentex Corp.	$13,624,045
	Banks - 2.6%
88,073	JP Morgan Chase & Co.	27,780,866
70,095	M&T Bank Corp.	13,852,174
		41,633,040
	Capital Goods - 5.1%
76,023	3M Co.	11,797,249
119,137	Emerson Electric Co.	15,628,392
140,615	Johnson Controls International PLC	15,460,619
53,392	L3Harris Technologies, Inc.	16,306,451
73,821	Middleby Corp.*	9,813,025
144,318	PACCAR, Inc.	14,189,346
		83,195,082
	Consumer Discretionary Distribution & Retail - 2.6%
63,384	Dick's Sporting Goods, Inc.	14,085,193
266,524	Industria de Diseno Textil SA	14,750,463
222,604	Tractor Supply Co.	12,659,489
		41,495,145
	Consumer Services - 2.1%
111,977	Airbnb, Inc. Class A*	13,596,247
221,565	H&R Block, Inc.	11,204,542
117,675	Starbucks Corp.	9,955,305
		34,756,094
	Energy - 2.7%
478,375	Antero Resources Corp.*	16,054,265
133,601	ConocoPhillips	12,637,319
94,404	Targa Resources Corp.	15,816,446
		44,508,030
	Equity Real Estate Investment Trusts (REITs) - 1.5%
160,817	Crown Castle, Inc. REIT	15,517,232
199,223	Gaming & Leisure Properties, Inc. REIT	9,285,784
		24,803,016
	Financial Services - 7.0%
61,554	Ares Management Corp. Class A	9,841,869
158,146	Block, Inc.*	11,429,211
72,740	Intercontinental Exchange, Inc.	12,255,235
106,884	KKR & Co., Inc.	13,889,576
41,297	LPL Financial Holdings, Inc.	13,739,099
87,738	Morgan Stanley	13,946,833
133,764	Nasdaq, Inc.	11,831,426
84,770	Raymond James Financial, Inc.	14,631,302
23,678	S&P Global, Inc.	11,524,319
		113,088,870

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 63.0% - (continued)
	Food, Beverage & Tobacco - 0.7%
413,053	Keurig Dr. Pepper, Inc.	$10,536,982
	Health Care Equipment & Services - 3.4%
74,889	Align Technology, Inc.*	9,377,600
136,178	Edwards Lifesciences Corp.*	10,590,563
48,865	Elevance Health, Inc.	15,789,259
57,606	UnitedHealth Group, Inc.	19,891,352
		55,648,774
	Household & Personal Products - 0.8%
206,551	Unilever PLC ADR	12,244,343
	Insurance - 1.3%
206,465	MetLife, Inc.	17,006,522
16,200	Progressive Corp.	4,000,590
		21,007,112
	Materials - 0.5%
301,782	Axalta Coating Systems Ltd.*	8,637,001
	Media & Entertainment - 4.0%
264,007	Alphabet, Inc. Class C	64,298,905
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
149,290	AstraZeneca PLC ADR	11,453,529
35,374	Eli Lilly & Co.	26,990,362
149,846	Gilead Sciences, Inc.	16,632,906
542,212	Pfizer, Inc.	13,815,562
28,683	Roche Holding AG	9,550,965
		78,443,324
	Semiconductors & Semiconductor Equipment - 8.5%
98,695	Advanced Micro Devices, Inc.*	15,967,864
126,074	Broadcom, Inc.	41,593,073
352,990	NVIDIA Corp.	65,860,874
67,320	NXP Semiconductors NV	15,330,784
		138,752,595
	Software & Services - 9.4%
58,153	Accenture PLC Class A	14,340,530
161,204	Amdocs Ltd.	13,226,788
175,711	Microsoft Corp.	91,009,512
73,653	Salesforce, Inc.	17,455,761
35,253	Synopsys, Inc.*	17,393,478
		153,426,069
	Technology Hardware & Equipment - 3.4%
252,712	Cisco Systems, Inc.	17,290,555
158,029	Corning, Inc.	12,963,119
34,055	F5, Inc.*	11,006,235
119,036	NetApp, Inc.	14,101,005
		55,360,914
	Transportation - 0.9%
154,186	Uber Technologies, Inc.*	15,105,603
	Utilities - 0.9%
161,911	Sempra	14,568,752
	Total Common Stocks (cost $621,172,355)	$1,025,133,696
	Total Long-Term Investments (cost $1,179,256,227)	$1,582,525,917
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.5%
$ 8,710,407
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value
of $8,711,423; collateralized by
U.S. Treasury Note at 3.88%, maturing
09/30/2032, with a market value of
$8,884,682
			$8,710,407
	Securities Lending Collateral - 0.4%
5,673,550	State Street Navigator Securities Lending Government Money Market Portfolio, 4.12%(9)		5,673,550
	Total Short-Term Investments (cost $14,383,957)		$14,383,957
	Total Investments (cost $1,193,640,184)	98.2%	$1,596,909,874
	Other Assets and Liabilities	1.8%	29,856,897
	Net Assets	100.0%	$1,626,766,771
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2025, the aggregate value of these securities was
$97,132,029, representing 6.0% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2025. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

(6)	Represents entire or partial securities on loan.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2025, the aggregate value of this security was $387,154, representing 0.0% of net assets.

(8)	Investment valued using significant unobservable inputs.
(9)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$16,997,643	$—	$16,997,643	$—
Corporate Bonds	177,796,900	—	175,277,687	2,519,213
Foreign Government Obligations	5,614,336	—	5,614,336	—
Municipal Bonds	9,279,985	—	9,279,985	—
U.S. Government Agencies	13,563,073	—	13,563,073	—
U.S. Government Securities	334,140,284	—	334,140,284	—
Common Stocks	1,025,133,696	1,000,832,268	24,301,428	—
Short-Term Investments	14,383,957	5,673,550	8,710,407	—
Total	$1,596,909,874	$1,006,505,818	$587,884,843	$2,519,213

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Automobiles & Components - 2.3%
489,164	Gentex Corp.	$13,843,341
161,174	Tesla, Inc.*	71,677,302
		85,520,643
	Banks - 1.8%
623,242	KeyCorp	11,648,393
107,740	M&T Bank Corp.	21,291,579
390,371	Wells Fargo & Co.	32,720,897
		65,660,869
	Capital Goods - 4.6%
21,894	Airbus SE	5,112,816
76,957	Builders FirstSource, Inc.*	9,331,036
115,018	Dover Corp.	19,188,453
165,059	Emerson Electric Co.	21,652,440
19,747	GE Vernova, Inc.	12,142,430
40,269	General Dynamics Corp.	13,731,729
127,808	Honeywell International, Inc.	26,903,584
350,600	Mammoth, Inc.*(1)(2)	6,819,170
48,874	Northrop Grumman Corp.	29,779,906
44,661	RTX Corp.	7,473,125
1,085,000	Techtronic Industries Co. Ltd.	13,869,800
33,398	Vertiv Holdings Co. Class A	5,038,422
		171,042,911
	Commercial & Professional Services - 1.0%
79,813	Booz Allen Hamilton Holding Corp.	7,977,309
29,073	CACI International, Inc. Class A*	14,501,031
163,350	TransUnion	13,685,463
		36,163,803
	Consumer Discretionary Distribution & Retail - 6.3%
543,474	Amazon.com, Inc.*	119,330,586
67,431	CarMax, Inc.*	3,025,629
135,249	Chewy, Inc. Class A*	5,470,822
129,853	Dick's Sporting Goods, Inc.	28,855,934
95,709	Home Depot, Inc.	38,780,330
238,070	TJX Cos., Inc.	34,410,638
115,140	Tory Burch LLC*(1)(2)	6,162,274
		236,036,213
	Consumer Durables & Apparel - 0.6%
231,042	NIKE, Inc. Class B	16,110,559
132,020	On Holding AG Class A*	5,591,047
		21,701,606
	Consumer Services - 3.0%
127,121	Airbnb, Inc. Class A*	15,435,032
305,382	DraftKings, Inc. Class A*	11,421,287
60,258	Flutter Entertainment PLC*	15,305,532
27,995	Hyatt Hotels Corp. Class A	3,973,330
74,967	Marriott International, Inc. Class A	19,524,406
98,619	McDonald's Corp.	29,969,328
117,833	Starbucks Corp.	9,968,672
78,436	Wyndham Hotels & Resorts, Inc.	6,267,036
		111,864,623
	Consumer Staples Distribution & Retail - 0.4%
236,550	Kroger Co.	15,945,836
	Energy - 2.7%
396,563	Canadian Natural Resources Ltd.	12,674,154
199,578	ConocoPhillips	18,878,083
333,012	Coterra Energy, Inc.	7,875,734
135,364	Exxon Mobil Corp.	15,262,291
493,990	Schlumberger NV	16,978,436
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Energy - 2.7% - (continued)
40,643	Targa Resources Corp.	$6,809,328
135,227	Valero Energy Corp.	23,023,749
		101,501,775
	Equity Real Estate Investment Trusts (REITs) - 1.8%
42,705	American Tower Corp. REIT	8,213,026
45,617	AvalonBay Communities, Inc. REIT	8,811,836
25,292	Equinix, Inc. REIT	19,809,706
163,681	Prologis, Inc. REIT	18,744,748
300,121	UDR, Inc. REIT	11,182,508
		66,761,824
	Financial Services - 7.4%
418,959	Ally Financial, Inc.	16,423,193
92,710	American Express Co.	30,794,553
47,889	CME Group, Inc.	12,939,129
32,078	Evercore, Inc. Class A	10,820,551
208,658	Interactive Brokers Group, Inc. Class A	14,357,757
145,326	KKR & Co., Inc.	18,885,114
10,100	Klarna Group PLC*	370,165
59,750	Mastercard, Inc. Class A	33,986,397
139,626	Morgan Stanley	22,194,949
167,913	Raymond James Financial, Inc.	28,981,784
60,191	S&P Global, Inc.	29,295,562
274,930	TPG, Inc.	15,794,728
103,195	Tradeweb Markets, Inc. Class A	11,452,581
66,702	Visa, Inc. Class A	22,770,729
92,320	Voya Financial, Inc.	6,905,536
		275,972,728
	Food, Beverage & Tobacco - 2.2%
236,772	Archer-Daniels-Midland Co.	14,144,759
398,262	Coca-Cola Co.	26,412,736
53,719	Constellation Brands, Inc. Class A	7,234,338
425,976	Keurig Dr. Pepper, Inc.	10,866,648
27,465	Philip Morris International, Inc.	4,454,823
342,502	Tyson Foods, Inc. Class A	18,597,858
		81,711,162
	Health Care Equipment & Services - 3.2%
75,493	Becton Dickinson & Co.	14,130,025
125,694	Cardinal Health, Inc.	19,728,930
120,602	Centene Corp.*	4,303,079
276,257	Cooper Cos., Inc.*	18,940,180
81,313	Quest Diagnostics, Inc.	15,496,632
68,502	Stryker Corp.	25,323,134
61,882	UnitedHealth Group, Inc.	21,367,855
		119,289,835
	Household & Personal Products - 1.2%
183,393	Procter & Gamble Co.	28,178,335
308,585	Unilever PLC	18,240,024
		46,418,359
	Insurance - 3.5%
200,554	Chubb Ltd.	56,606,366
37,354	Everest Group Ltd.	13,082,491
16,764	Globe Life, Inc.	2,396,749
162,641	Marsh & McLennan Cos., Inc.	32,777,041
142,421	MetLife, Inc.	11,731,218
40,651	Willis Towers Watson PLC	14,042,888
		130,636,753
	Materials - 3.4%
96,133	Barrick Mining Corp.	3,150,278
115,722	CRH PLC	13,961,678
148,593	FMC Corp.	4,997,183

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Materials - 3.4% - (continued)
545,896	Freeport-McMoRan, Inc.	$21,410,041
953,717	James Hardie Industries PLC ADR*	18,320,904
75,006	Linde PLC	35,627,850
100,523	PPG Industries, Inc.	10,565,973
66,627	Reliance, Inc.	18,710,860
		126,744,767
	Media & Entertainment - 11.4%
818,923	Alphabet, Inc. Class A	199,080,181
128,280	Alphabet, Inc. Class C	31,242,594
143,553	Liberty Media Corp.-Liberty Formula One Class C*	14,994,111
110,744	Live Nation Entertainment, Inc.*	18,095,570
116,326	Meta Platforms, Inc. Class A	85,427,488
28,201	Netflix, Inc.*	33,810,743
37,246	ROBLOX Corp. Class A*	5,159,316
19,179	Spotify Technology SA*	13,386,942
198,814	Walt Disney Co.	22,764,203
		423,961,148
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
63,260	AbbVie, Inc.	14,647,220
118,697	Agilent Technologies, Inc.	15,234,760
225,131	AstraZeneca PLC ADR	17,272,050
78,106	Charles River Laboratories International, Inc.*	12,220,465
120,864	Danaher Corp.	23,962,497
72,972	Eli Lilly & Co.	55,677,636
160,476	Exact Sciences Corp.*	8,779,642
1,495,346	Haleon PLC	6,729,323
70,366	ICON PLC*	12,314,050
66,186	Natera, Inc.*	10,653,960
78,951	Neurocrine Biosciences, Inc.*	11,083,141
310,053	Sanofi SA ADR	14,634,502
80,917	Zoetis, Inc.	11,839,775
		215,049,021
	Real Estate Management & Development - 0.2%
101,029	Zillow Group, Inc. Class C*	7,784,284
	Semiconductors & Semiconductor Equipment - 13.9%
87,867	Advanced Micro Devices, Inc.*	14,216,002
68,673	ARM Holdings PLC ADR*	9,716,543
25,318	ASML Holding NV	24,510,103
443,969	Broadcom, Inc.	146,469,813
30,820	First Solar, Inc.*	6,796,734
1,360,468	NVIDIA Corp.	253,836,119
83,816	NXP Semiconductors NV	19,087,418
101,841	QUALCOMM, Inc.	16,942,269
147,262	Texas Instruments, Inc.	27,056,447
		518,631,448
	Software & Services - 11.2%
147,905	Accenture PLC Class A	36,473,373
25,059	Adobe, Inc.*	8,839,562
14,651	AppLovin Corp. Class A*	10,527,329
462,288	Clearwater Analytics Holdings, Inc. Class A*	8,330,430
10,290	Crowdstrike Holdings, Inc. Class A*	5,046,010
74,475	Docusign, Inc.*	5,368,903
313,101	Dynatrace, Inc.*	15,169,743
35,863	Intuit, Inc.	24,491,201
441,157	Microsoft Corp.	228,497,268
59,639	Nutanix, Inc. Class A*	4,436,545
88,440	Oracle Corp.	24,872,866
64,621	Palantir Technologies, Inc. Class A*	11,788,163
14,556	ServiceNow, Inc.*	13,395,596
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	Software & Services - 11.2% - (continued)
61,478	Shopify, Inc. Class A*		$9,136,246
24,302	Synopsys, Inc.*		11,990,364
			418,363,599
	Technology Hardware & Equipment - 6.5%
724,411	Apple, Inc.		184,456,773
155,840	Arista Networks, Inc.*		22,707,446
72,050	Coherent Corp.*		7,761,226
126,491	Corning, Inc.		10,376,057
178,953	Flex Ltd.*		10,373,905
55,853	Trimble, Inc.*		4,560,398
			240,235,805
	Telecommunication Services - 1.0%
469,784	AT&T, Inc.		13,266,700
102,827	T-Mobile U.S., Inc.		24,614,727
			37,881,427
	Transportation - 0.4%
57,359	CH Robinson Worldwide, Inc.		7,594,332
216,446	Knight-Swift Transportation Holdings, Inc.		8,551,781
			16,146,113
	Utilities - 1.9%
184,034	Eversource Energy		13,092,179
321,734	Exelon Corp.		14,481,247
1,145,177	Iberdrola SA		21,677,443
238,091	Sempra		21,423,428
			70,674,297
	Total Common Stocks (cost $2,381,878,758)		$3,641,700,849
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(3)		$56
	Total Convertible Preferred Stocks (cost $679,566)		$56
	Total Long-Term Investments (cost $2,382,558,324)		$3,641,700,905
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 17,282,074
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value
of $17,284,090; collateralized by
U.S. Treasury Inflation-Indexed Note at
0.63%, maturing 07/15/2032, with a
market value of $17,627,860
			$17,282,074
	Total Short-Term Investments (cost $17,282,074)		$17,282,074
	Total Investments (cost $2,399,840,398)	98.2%	$3,658,982,979
	Other Assets and Liabilities	1.8%	68,226,575
	Net Assets	100.0%	$3,727,209,554
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $12,981,500 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	$679,566	$56
06/2015	Mammoth, Inc.	350,600	4,713,607	6,819,170
11/2013	Tory Burch LLC	115,140	9,024,247	6,162,274
			$14,417,420	$12,981,500

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at September 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	243	12/19/2025	$81,875,813	$1,032,207
Total futures contracts				$1,032,207
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,641,700,849	$3,549,128,321	$79,591,084	$12,981,444
Convertible Preferred Stocks	56	—	—	56
Short-Term Investments	17,282,074	—	17,282,074	—
Futures Contracts(2)	1,032,207	1,032,207	—	—
Total	$3,660,015,186	$3,550,160,528	$96,873,158	$12,981,500

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

11

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.6%
41,069	Tesla, Inc.*	$18,264,206
	Banks - 4.0%
240,723	JP Morgan Chase & Co.	75,931,256
548,740	Wells Fargo & Co.	45,995,387
		121,926,643
	Capital Goods - 9.0%
107,048	AMETEK, Inc.	20,125,024
127,914	Builders FirstSource, Inc.*	15,509,572
63,304	Caterpillar, Inc.	30,205,504
170,078	Emerson Electric Co.	22,310,832
44,434	GE Vernova, Inc.	27,322,467
135,193	General Electric Co.	40,668,758
294,282	Ingersoll Rand, Inc.	24,313,579
39,434	Parker-Hannifin Corp.	29,896,887
226,216	RTX Corp.	37,852,723
63,483	Trane Technologies PLC	26,787,287
		274,992,633
	Commercial & Professional Services - 0.8%
100,970	Republic Services, Inc.	23,170,596
	Consumer Discretionary Distribution & Retail - 8.5%
658,910	Amazon.com, Inc.*	144,676,869
6,957	AutoZone, Inc.*	29,847,200
118,400	Lowe's Cos., Inc.	29,755,104
85,406	Pool Corp.	26,481,838
173,360	TJX Cos., Inc.	25,057,454
38,805	Tory Burch LLC*(1)(2)	2,076,845
		257,895,310
	Consumer Durables & Apparel - 0.6%
137,073	Lennar Corp. Class A	17,276,681
	Consumer Services - 1.0%
119,896	Marriott International, Inc. Class A	31,225,714
	Consumer Staples Distribution & Retail - 2.8%
308,890	BJ's Wholesale Club Holdings, Inc.*	28,803,993
549,507	Walmart, Inc.	56,632,191
		85,436,184
	Energy - 2.6%
130,308	Expand Energy Corp.	13,843,922
381,084	Exxon Mobil Corp.	42,967,221
365,898	Williams Cos., Inc.	23,179,638
		79,990,781
	Equity Real Estate Investment Trusts (REITs) - 2.0%
135,780	American Tower Corp. REIT	26,113,210
202,288	Welltower, Inc. REIT	36,035,584
		62,148,794
	Financial Services - 7.6%
89,548	American Express Co.	29,744,264
44,140	Goldman Sachs Group, Inc.	35,150,889
178,155	Intercontinental Exchange, Inc.	30,015,554
161,341	KKR & Co., Inc.	20,966,263
348,463	Klarna Group PLC*	12,771,169
127,156	Mastercard, Inc. Class A	72,327,604
352,579	Nasdaq, Inc.	31,185,613
		232,161,356
	Food, Beverage & Tobacco - 2.7%
413,272	McCormick & Co., Inc.	27,652,030
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Food, Beverage & Tobacco - 2.7% - (continued)
231,304	Monster Beverage Corp.*	$15,569,072
240,609	Philip Morris International, Inc.	39,026,780
		82,247,882
	Health Care Equipment & Services - 2.9%
324,767	Abbott Laboratories	43,499,292
155,763	Boston Scientific Corp.*	15,207,141
90,490	Cencora, Inc.	28,280,840
		86,987,273
	Insurance - 1.5%
77,742	Arthur J. Gallagher & Co.	24,079,807
79,722	Chubb Ltd.	22,501,535
		46,581,342
	Materials - 2.8%
69,717	Linde PLC	33,115,575
181,179	RPM International, Inc.	21,357,380
86,688	Sherwin-Williams Co.	30,016,587
		84,489,542
	Media & Entertainment - 9.8%
650,492	Alphabet, Inc. Class A	158,134,605
121,206	Meta Platforms, Inc. Class A	89,011,262
41,665	Netflix, Inc.*	49,953,002
		297,098,869
	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
76,456	Eli Lilly & Co.	58,335,928
285,510	Gilead Sciences, Inc.	31,691,610
74,173	Vertex Pharmaceuticals, Inc.*	29,049,114
		119,076,652
	Semiconductors & Semiconductor Equipment - 13.0%
311,715	Broadcom, Inc.	102,837,896
36,519	KLA Corp.	39,389,393
1,357,378	NVIDIA Corp.	253,259,587
		395,486,876
	Software & Services - 10.9%
459,030	Microsoft Corp.	237,754,589
147,555	Oracle Corp.	41,498,368
56,622	Roper Technologies, Inc.	28,236,825
43,232	Tyler Technologies, Inc.*	22,617,253
		330,107,035
	Technology Hardware & Equipment - 8.9%
918,178	Apple, Inc.	233,795,664
49,156	Motorola Solutions, Inc.	22,478,547
192,800	Trimble, Inc.*	15,742,120
		272,016,331
	Telecommunication Services - 1.1%
138,014	T-Mobile U.S., Inc.	33,037,791
	Utilities - 2.7%
164,144	Atmos Energy Corp.	28,027,588
349,007	Dominion Energy, Inc.	21,348,758
272,564	WEC Energy Group, Inc.	31,233,109
		80,609,455
	Total Common Stocks (cost $1,637,061,884)	$3,032,227,946
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(3)	$1,572,378

12

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.1% - (continued)
	Software & Services - 0.0%
287,204	Lookout, Inc. Series F*(1)(2)(3)		$1,467,612
	Total Convertible Preferred Stocks (cost $6,240,761)		$3,039,990
	Total Long-Term Investments (cost $1,643,302,645)		$3,035,267,936
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 1,860,284
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value
of $1,860,501; collateralized by
U.S. Treasury Note at 3.88%, maturing
09/30/2032, with a market value of
$1,897,613
			$1,860,284
	Total Short-Term Investments (cost $1,860,284)		$1,860,284
	Total Investments (cost $1,645,162,929)	99.9%	$3,037,128,220
	Other Assets and Liabilities	0.1%	3,345,894
	Net Assets	100.0%	$3,040,474,114
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $5,116,835 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$1,467,612
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	1,572,378
11/2013	Tory Burch LLC	38,805	3,041,403	2,076,845
			$9,282,164	$5,116,835

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,032,227,946	$3,030,151,101	$—	$2,076,845
Convertible Preferred Stocks	3,039,990	—	—	3,039,990
Short-Term Investments	1,860,284	—	1,860,284	—
Total	$3,037,128,220	$3,030,151,101	$1,860,284	$5,116,835

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

13

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Banks - 7.3%
1,649,401	Bank of America Corp.	$85,092,598
109,449	JP Morgan Chase & Co.	34,523,498
1,098,014	Truist Financial Corp.	50,201,200
909,359	Wells Fargo & Co.	76,222,471
		246,039,767
	Capital Goods - 11.0%
232,001	Airbus SE	54,178,245
103,803	General Dynamics Corp.	35,396,823
112,716	Hubbell, Inc.	48,502,822
149,170	Lockheed Martin Corp.	74,467,156
341,988	Masco Corp.	24,072,535
467,163	Otis Worldwide Corp.	42,712,713
204,590	Vertiv Holdings Co. Class A	30,864,448
298,083	Westinghouse Air Brake Technologies Corp.	59,756,699
		369,951,441
	Consumer Discretionary Distribution & Retail - 2.8%
280,461	Lowe's Cos., Inc.	70,482,654
158,989	TJX Cos., Inc.	22,980,270
		93,462,924
	Consumer Services - 1.6%
244,822	Expedia Group, Inc.	52,330,703
	Consumer Staples Distribution & Retail - 1.5%
621,877	Sysco Corp.	51,205,352
	Energy - 6.3%
438,679	ConocoPhillips	41,494,647
1,892,372	Coterra Energy, Inc.	44,754,598
621,533	EQT Corp.	33,830,041
409,906	TotalEnergies SE ADR(1)	24,467,289
1,021,821	Williams Cos., Inc.	64,732,360
		209,278,935
	Equity Real Estate Investment Trusts (REITs) - 3.1%
112,239	AvalonBay Communities, Inc. REIT	21,681,207
84,340	Public Storage REIT	24,361,609
329,412	Welltower, Inc. REIT	58,681,454
		104,724,270
	Financial Services - 9.2%
96,456	American Express Co.	32,038,825
56,510	Blackrock, Inc.	65,883,314
365,123	Intercontinental Exchange, Inc.	61,515,923
340,374	Morgan Stanley	54,105,851
93,543	S&P Global, Inc.	45,528,314
144,059	Visa, Inc. Class A	49,178,861
		308,251,088
	Food, Beverage & Tobacco - 2.4%
488,931	Philip Morris International, Inc.	79,304,608
	Health Care Equipment & Services - 4.4%
121,745	Elevance Health, Inc.	39,338,244
106,012	HCA Healthcare, Inc.	45,182,315
99,187	Labcorp Holdings, Inc.	28,472,620
103,097	UnitedHealth Group, Inc.	35,599,394
		148,592,573
	Household & Personal Products - 2.0%
1,145,514	Unilever PLC ADR	67,906,070
	Insurance - 2.6%
591,200	American International Group, Inc.	46,432,848
205,933	Marsh & McLennan Cos., Inc.	41,501,678
		87,934,526
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Materials - 2.0%
4,638,034	Amcor PLC	$37,939,118
536,248	BHP Group Ltd. ADR(1)	29,895,826
		67,834,944
	Media & Entertainment - 7.9%
724,342	Alphabet, Inc. Class A	176,087,540
1,895,853	Interpublic Group of Cos., Inc.	52,913,257
309,724	Walt Disney Co.	35,463,398
		264,464,195
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
218,130	Agilent Technologies, Inc.	27,996,985
580,104	AstraZeneca PLC ADR	44,505,579
368,125	Gilead Sciences, Inc.	40,861,875
3,903,383	Haleon PLC	17,565,916
1,056,240	Haleon PLC ADR	9,474,473
636,869	Merck & Co., Inc.	53,452,415
161,916	Novartis AG ADR	20,764,108
1,917,812	Pfizer, Inc.	48,865,850
		263,487,201
	Semiconductors & Semiconductor Equipment - 7.9%
84,610	Broadcom, Inc.	27,913,685
349,634	Micron Technology, Inc.	58,500,761
361,498	NXP Semiconductors NV	82,323,940
566,603	QUALCOMM, Inc.	94,260,075
		262,998,461
	Software & Services - 5.9%
588,785	Cognizant Technology Solutions Corp. Class A	39,489,810
249,715	Microsoft Corp.	129,339,884
58,867	Roper Technologies, Inc.	29,356,384
		198,186,078
	Technology Hardware & Equipment - 4.8%
106,410	Apple, Inc.	27,095,179
1,199,769	Cisco Systems, Inc.	82,088,195
371,286	Dell Technologies, Inc. Class C	52,637,216
		161,820,590
	Transportation - 1.6%
633,240	Delta Air Lines, Inc.	35,936,370
137,349	JB Hunt Transport Services, Inc.	18,428,115
		54,364,485
	Utilities - 4.7%
361,246	Duke Energy Corp.	44,704,193
1,206,033	Exelon Corp.	54,283,545
646,240	Sempra	58,148,675
		157,136,413
	Total Common Stocks (cost $2,164,835,816)	$3,249,274,624
EXCHANGE-TRADED FUNDS - 2.2%
	Other Investment Pools & Funds - 2.2%
817,925	Vanguard Russell 1000 Value (1)	$73,097,957
	Total Exchange-Traded Funds (cost $71,892,215)	$73,097,957
	Total Long-Term Investments (cost $2,236,728,031)	$3,322,372,581

14

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 0.2%
$ 5,532,142
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value
of $5,532,787; collateralized by
U.S. Treasury Inflation-Indexed Note at
0.63%, maturing 07/15/2032, with a
market value of $5,642,876
			$5,532,142
	Securities Lending Collateral - 1.4%
46,972,021	State Street Navigator Securities Lending Government Money Market Portfolio, 4.12%(2)		46,972,021
	Total Short-Term Investments (cost $52,504,163)		$52,504,163
	Total Investments (cost $2,289,232,194)	100.7%	$3,374,876,744
	Other Assets and Liabilities	(0.7)%	(22,277,284)
	Net Assets	100.0%	$3,352,599,460
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,249,274,624	$3,177,530,463	$71,744,161	$—
Exchange-Traded Funds	73,097,957	73,097,957	—	—
Short-Term Investments	52,504,163	46,972,021	5,532,142	—
Total	$3,374,876,744	$3,297,600,441	$77,276,303	$—

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.

15

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Biotechnology - 24.7%
21,566	AbbVie, Inc.	$4,993,392
10,590	Agios Pharmaceuticals, Inc.*	425,083
10,335	Akero Therapeutics, Inc.*	490,706
2,308	Alnylam Pharmaceuticals, Inc.*	1,052,448
67,291	Amicus Therapeutics, Inc.*	530,253
22,110	Apellis Pharmaceuticals, Inc.*	500,349
10,975	Apogee Therapeutics, Inc.*	436,037
1,465	Argenx SE ADR*	1,080,525
3,519	Ascendis Pharma AS ADR*	699,612
15,636	Avidity Biosciences, Inc.*(1)	681,261
7,118	Biogen, Inc.*	997,089
14,388	Celldex Therapeutics, Inc.*	372,218
8,615	Cytokinetics, Inc.*	473,480
15,121	Dianthus Therapeutics, Inc.*	595,011
8,888	Disc Medicine, Inc.*	587,319
5,800	GenFleet Therapeutics Shanghai, Inc.*	29,813
13,191	Gilead Sciences, Inc.	1,464,201
12,125	Immunocore Holdings PLC ADR*(1)	440,501
10,765	Ionis Pharmaceuticals, Inc.*	704,246
11,843	Kymera Therapeutics, Inc.*	670,314
1,090	Madrigal Pharmaceuticals, Inc.*	499,939
3,677	Metsera, Inc.*	192,417
3,417	Natera, Inc.*	550,034
4,637	Nuvalent, Inc. Class A*	401,008
4,076	Protagonist Therapeutics, Inc.*	270,769
7,306	PTC Therapeutics, Inc.*	448,369
13,705	Revolution Medicines, Inc.*	640,024
4,200	Scholar Rock Holding Corp.*	156,408
3,656	Soleno Therapeutics, Inc.*	247,146
3,462	United Therapeutics Corp.*	1,451,305
6,549	Vaxcyte, Inc.*	235,895
8,256	Vertex Pharmaceuticals, Inc.*	3,233,380
11,984	Xenon Pharmaceuticals, Inc.*	481,158
		26,031,710
	Health Care Distributors - 3.6%
4,320	Cardinal Health, Inc.	678,067
9,828	Cencora, Inc.	3,071,545
		3,749,612
	Health Care Equipment - 15.4%
15,357	Abbott Laboratories	2,056,917
36,823	Boston Scientific Corp.*	3,595,029
2,488	DiaSorin SpA	221,036
40,105	Edwards Lifesciences Corp.*	3,118,966
6,295	Glaukos Corp.*	513,357
7,589	Intuitive Surgical, Inc.*	3,394,028
24,166	Medtronic PLC	2,301,570
2,783	Stryker Corp.	1,028,792
		16,229,695
	Health Care Facilities - 2.8%
24,943	Acadia Healthcare Co., Inc.*	617,589
7,005	Encompass Health Corp.	889,775
3,477	HCA Healthcare, Inc.	1,481,897
		2,989,261
	Health Care Services - 2.2%
7,134	Guardant Health, Inc.*	445,732
4,263	Labcorp Holdings, Inc.	1,223,737
22,577	Option Care Health, Inc.*	626,738
		2,296,207
	Health Care Supplies - 0.5%
4,546	Align Technology, Inc.*	569,250
	Health Care Technology - 0.0%
700	HeartFlow, Inc.*	23,562
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Life Sciences Tools & Services - 10.5%
12,494	Agilent Technologies, Inc.	$1,603,605
14,576	Bio-Techne Corp.	810,863
3,832	Charles River Laboratories International, Inc.*	599,555
14,161	Danaher Corp.	2,807,560
4,519	ICON PLC*	790,825
12,495	Qiagen NV(1)	558,276
1,120	Tecan Group AG*	202,866
5,249	Thermo Fisher Scientific, Inc.	2,545,870
3,619	Waters Corp.*	1,085,012
		11,004,432
	Managed Health Care - 8.3%
28,759	Alignment Healthcare, Inc.*	501,845
5,977	Elevance Health, Inc.	1,931,288
18,164	UnitedHealth Group, Inc.	6,272,029
		8,705,162
	Pharmaceuticals - 30.8%
26,115	AstraZeneca PLC ADR	2,003,543
36,513	Bristol-Myers Squibb Co.	1,646,736
12,985	Crinetics Pharmaceuticals, Inc.*	540,825
30,992	Daiichi Sankyo Co. Ltd.	697,326
31,530	Elanco Animal Health, Inc.*	635,014
16,576	Eli Lilly & Co.	12,647,488
5,872	Galderma Group AG*	1,038,171
41,927	GSK PLC	900,255
12,400	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*	140,676
25,838	Johnson & Johnson	4,790,882
27,172	MBX Biosciences, Inc.*	475,510
52,457	Merck & Co., Inc.	4,402,716
21,196	Pharvaris NV*	528,840
12,755	Structure Therapeutics, Inc. ADR*	357,140
5,589	UCB SA	1,560,085
		32,365,207
	Total Common Stocks (cost $71,729,315)	$103,964,098
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)(3)(4)	$903
	Total Rights (cost $903)	$903
	Total Long-Term Investments (cost $71,730,218)	$103,965,001
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.2%
$ 193,227
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%, due
on 10/01/2025 with a maturity value of
$193,250; collateralized by U.S. Treasury
Inflation-Indexed Note at 0.63%, maturing
07/15/2032, with a market value of
$197,119
		$193,227

16

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Securities Lending Collateral - 1.5%
1,609,478	State Street Navigator Securities Lending Government Money Market Portfolio, 4.12%(5)		$1,609,478
	Total Short-Term Investments (cost $1,802,705)		$1,802,705
	Total Investments (cost $73,532,923)	100.5%	$105,767,706
	Other Assets and Liabilities	(0.5)%	(522,123)
	Net Assets	100.0%	$105,245,583
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$103,964,098	$99,203,683	$4,760,415	$—
Rights	903	—	—	903
Short-Term Investments	1,802,705	1,609,478	193,227	—
Total	$105,767,706	$100,813,161	$4,953,642	$903

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

17

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Belgium - 1.0%
69,670	KBC Group NV	$8,349,183
	Brazil - 2.2%
375,600	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,327,456
2,043	MercadoLibre, Inc.*	4,774,368
938,200	TIM SA	4,142,553
		18,244,377
	Canada - 5.6%
488,943	Cenovus Energy, Inc.	8,301,877
108,178	RB Global, Inc.	11,717,146
103,088	Royal Bank of Canada	15,193,943
74,561	Shopify, Inc. Class A*	11,077,267
		46,290,233
	Chile - 0.8%
468,092	Lundin Mining Corp.	6,982,532
	China - 5.8%
1,021,574	ENN Energy Holdings Ltd.	8,423,712
449,947	KE Holdings, Inc. ADR	8,548,993
549,278	Proya Cosmetics Co. Ltd. Class A	6,247,574
293,413	Tencent Holdings Ltd.	25,001,602
		48,221,881
	Denmark - 0.5%
74,714	Novo Nordisk AS Class B	4,160,197
	France - 7.1%
180,518	Accor SA	8,576,484
48,961	Airbus SE	11,433,662
89,291	Cie de Saint-Gobain SA	9,674,823
178,782	Klepierre SA REIT	6,979,632
580,008	Orange SA	9,408,300
184,163	Societe Generale SA	12,260,892
		58,333,793
	Germany - 13.0%
54,342	adidas AG	11,514,064
30,160	Allianz SE	12,689,123
317,136	Deutsche Telekom AG	10,804,653
633,349	E.ON SE	11,929,430
263,163	Infineon Technologies AG	10,323,928
4,657	Rheinmetall AG	10,893,523
60,229	SAP SE	16,127,360
52,395	Siemens AG	14,145,497
80,378	Siemens Energy AG*	9,450,774
		107,878,352
	Hong Kong - 2.9%
1,559,196	AIA Group Ltd.	14,943,277
166,920	Hong Kong Exchanges & Clearing Ltd.	9,476,141
		24,419,418
	India - 2.5%
1,213,910	HDFC Bank Ltd.	13,009,105
478,363	Reliance Industries Ltd.	7,347,561
		20,356,666
	Indonesia - 1.0%
18,032,420	Bank Central Asia Tbk. PT	8,258,132
	Israel - 0.8%
347,612	Teva Pharmaceutical Industries Ltd. ADR*	7,021,762
	Italy - 3.4%
18,986	Ferrari NV	9,202,911
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Italy - 3.4% - (continued)
2,614,802	Saipem SpA(1)	$7,569,483
145,998	UniCredit SpA	11,109,730
		27,882,124
	Japan - 12.9%
114,500	Chugai Pharmaceutical Co. Ltd.	5,076,297
52,000	Daikin Industries Ltd.	5,993,628
21,300	Fast Retailing Co. Ltd.	6,469,056
19,400	Hikari Tsushin, Inc.	5,404,231
208,930	ITOCHU Corp.	11,887,775
25,022	Keyence Corp.	9,322,212
1,038,520	Mitsubishi UFJ Financial Group, Inc.	16,752,749
949,300	Mitsui Fudosan Co. Ltd.	10,334,180
130,500	Nomura Research Institute Ltd.	5,010,161
1,189,100	Rakuten Group, Inc.*	7,710,912
500,800	Sony Financial Group, Inc.*	555,372
500,800	Sony Group Corp.	14,396,349
256,900	Sumitomo Mitsui Trust Group, Inc.	7,456,269
		106,369,191
	Mexico - 0.9%
849,500	Cemex SAB de CV ADR	7,637,005
	Netherlands - 3.2%
22,049	ASML Holding NV	21,501,897
48,355	EXOR NV	4,732,779
		26,234,676
	Singapore - 1.9%
40,622	Sea Ltd. ADR*	7,260,370
2,541,544	Singapore Telecommunications Ltd.	8,125,485
		15,385,855
	South Africa - 1.4%
306,919	Anglo American PLC	11,573,087
	South Korea - 3.6%
426,938	KT Corp. ADR	8,325,291
172,013	Shinhan Financial Group Co. Ltd.	8,672,542
51,253	SK Hynix, Inc.	12,705,509
		29,703,342
	Spain - 0.8%
82,770	Amadeus IT Group SA	6,579,365
	Sweden - 1.1%
420,193	Epiroc AB Class A	8,895,516
	Switzerland - 3.4%
45,467	Cie Financiere Richemont SA Class A	8,728,131
38,581	Galderma Group AG*	6,821,130
304,155	UBS Group AG*	12,504,889
		28,054,150
	Taiwan - 4.6%
869,806	Taiwan Semiconductor Manufacturing Co. Ltd.	37,782,472
	United Kingdom - 11.3%
97,262	AstraZeneca PLC	14,900,635
344,816	BAE Systems PLC	9,598,442
1,059,073	Barratt Redrow PLC	5,571,953
208,547	British American Tobacco PLC	11,092,047
301,813	Imperial Brands PLC	12,821,437
77,363	London Stock Exchange Group PLC	8,872,225
82,433	Reckitt Benckiser Group PLC	6,347,501
469,029	Standard Chartered PLC	9,102,700
252,269	Unilever PLC	14,911,265
		93,218,205

18

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	United States - 7.1%
12,892	CyberArk Software Ltd.*		$6,228,770
113,381	GFL Environmental, Inc.		5,371,992
488,607	GSK PLC		10,491,351
1,771,326	Haleon PLC		7,971,281
20,323	Linde PLC		9,724,610
518,419	Shell PLC		18,594,372
			58,382,376
	Total Common Stocks (cost $577,933,733)		$816,213,890
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $577,933,733)		$816,213,890
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 1,715,223
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value of
$1,715,423; collateralized by U.S. Treasury
Inflation-Indexed Note at 0.63%, maturing
07/15/2032, with a market value of
$1,749,693
			$1,715,223
	Total Short-Term Investments (cost $1,715,223)		$1,715,223
	Total Investments (cost $579,648,956)	99.0%	$817,929,113
	Other Assets and Liabilities	1.0%	8,645,125
	Net Assets	100.0%	$826,574,238
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$816,213,890	$122,466,697	$693,747,193	$—
Warrants	—	—	—	—
Short-Term Investments	1,715,223	—	1,715,223	—
Total	$817,929,113	$122,466,697	$695,462,416	$—

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

19

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Capital Goods - 18.2%
38,656	Acuity, Inc.	$13,312,740
31,703	Axon Enterprise, Inc.*	22,751,341
46,978	Builders FirstSource, Inc.*	5,696,082
422,132	Fastenal Co.	20,701,353
12,400	FTAI Aviation Ltd.	2,069,064
104,968	Graco, Inc.	8,918,081
46,127	HEICO Corp. Class A	11,720,409
101,299	Howmet Aerospace, Inc.	19,877,903
24,239	IDEX Corp.	3,945,140
108,151	Ingersoll Rand, Inc.	8,935,436
16,272	Lennox International, Inc.	8,613,746
104,927	Vertiv Holdings Co. Class A	15,829,287
		142,370,582
	Commercial & Professional Services - 6.7%
64,695	Clean Harbors, Inc.*	15,023,473
329,246	Rollins, Inc.	19,339,910
99,082	TransUnion	8,301,090
37,735	Verisk Analytics, Inc.	9,490,730
		52,155,203
	Consumer Discretionary Distribution & Retail - 7.1%
59,083	Boot Barn Holdings, Inc.*	9,791,235
36,526	Carvana Co.*	13,779,068
226,632	Chewy, Inc. Class A*	9,167,264
122,289	O'Reilly Automotive, Inc.*	13,183,977
17,284	Pool Corp.	5,359,250
117,767	Valvoline, Inc.*	4,229,013
		55,509,807
	Consumer Durables & Apparel - 4.1%
145,101	Deckers Outdoor Corp.*	14,708,888
2,185	NVR, Inc.*	17,555,732
		32,264,620
	Consumer Services - 7.3%
115,039	Compass Group PLC ADR	3,952,740
346,006	DraftKings, Inc. Class A*	12,940,625
116,443	Hyatt Hotels Corp. Class A	16,526,755
46,685	Royal Caribbean Cruises Ltd.	15,106,332
32,456	Wingstop, Inc.	8,168,526
		56,694,978
	Consumer Staples Distribution & Retail - 0.7%
9,588	Casey's General Stores, Inc.	5,420,288
	Energy - 2.6%
122,401	Targa Resources Corp.	20,507,064
	Equity Real Estate Investment Trusts (REITs) - 0.6%
39,944	Lamar Advertising Co. Class A, REIT	4,889,944
	Financial Services - 11.0%
71,317	Ares Management Corp. Class A	11,402,875
69,872	Hamilton Lane, Inc. Class A	9,418,047
457,207	Interactive Brokers Group, Inc. Class A	31,460,414
13,717	Morningstar, Inc.	3,182,481
809,232	Rocket Cos., Inc. Class A(1)	15,682,916
132,320	Tradeweb Markets, Inc. Class A	14,684,874
		85,831,607
	Health Care Equipment & Services - 4.5%
11,363	IDEXX Laboratories, Inc.*	7,259,707
18,536	STERIS PLC	4,586,548
79,097	Veeva Systems, Inc. Class A*	23,563,787
		35,410,042
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Household & Personal Products - 0.8%
49,290	elf Beauty, Inc.*	$6,529,939
	Insurance - 1.0%
4,010	Markel Group, Inc.*	7,664,554
	Media & Entertainment - 4.1%
71,816	Live Nation Entertainment, Inc.*	11,734,734
52,791	Reddit, Inc. Class A*	12,141,402
32,580	Take-Two Interactive Software, Inc.*	8,417,369
		32,293,505
	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
60,586	Bio-Techne Corp.	3,370,399
4,644	Mettler-Toledo International, Inc.*	5,701,021
81,791	Natera, Inc.*	13,165,897
33,275	Waters Corp.*	9,976,178
		32,213,495
	Semiconductors & Semiconductor Equipment - 5.8%
134,851	Marvell Technology, Inc.	11,336,924
99,217	MKS, Inc.	12,280,088
23,200	Monolithic Power Systems, Inc.	21,358,848
		44,975,860
	Software & Services - 16.3%
507,831	Clearwater Analytics Holdings, Inc. Class A*	9,151,115
142,484	Cloudflare, Inc. Class A*	30,575,642
3,262	Constellation Software, Inc.	8,855,192
9,959	CyberArk Software Ltd.*	4,811,691
50,771	Datadog, Inc. Class A*	7,229,790
32,534	Guidewire Software, Inc.*	7,478,265
12,965	HubSpot, Inc.*	6,065,027
167,285	Procore Technologies, Inc.*	12,198,422
43,846	PTC, Inc.*	8,901,615
20,049	Tyler Technologies, Inc.*	10,488,835
340,682	Unity Software, Inc.*	13,640,907
44,165	Wix.com Ltd.*	7,845,029
		127,241,530
	Technology Hardware & Equipment - 2.1%
22,335	CDW Corp.	3,557,519
51,936	Celestica, Inc.*	12,795,992
		16,353,511
	Utilities - 2.6%
103,662	Vistra Corp.	20,309,459
	Total Common Stocks (cost $602,559,128)	$778,635,988
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 0.2%
$ 1,107,787
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value of
$1,107,916; collateralized by U.S. Treasury
Inflation-Indexed Note at 0.63%, maturing
07/15/2032, with a market value of
$1,129,971
		$1,107,787

20

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5% - (continued)
	Securities Lending Collateral - 1.3%
10,234,820	State Street Navigator Securities Lending Government Money Market Portfolio, 4.12%(2)		$10,234,820
	Total Short-Term Investments (cost $11,342,607)		$11,342,607
	Total Investments (cost $613,901,735)	101.1%	$789,978,595
	Other Assets and Liabilities	(1.1)%	(8,513,435)
	Net Assets	100.0%	$781,465,160
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$778,635,988	$778,635,988	$—	$—
Short-Term Investments	11,342,607	10,234,820	1,107,787	—
Total	$789,978,595	$788,870,808	$1,107,787	$—

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.

21

Hartford Small Cap Growth HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1%
	Automobiles & Components - 3.0%
35,276	Dorman Products, Inc.*	$5,498,823
48,487	Modine Manufacturing Co.*	6,892,912
36,816	Patrick Industries, Inc.	3,807,879
		16,199,614
	Banks - 0.9%
99,014	Synovus Financial Corp.	4,859,607
	Capital Goods - 17.3%
45,300	AAON, Inc.	4,232,832
23,456	AeroVironment, Inc.*	7,386,060
275,619	Archer Aviation, Inc. Class A*(1)	2,640,430
57,911	ATI, Inc.*	4,710,481
101,997	Atmus Filtration Technologies, Inc.	4,599,045
35,112	AZZ, Inc.	3,831,773
82,571	Bloom Energy Corp. Class A*(1)	6,983,029
28,844	Boise Cascade Co.	2,230,218
14,927	ESCO Technologies, Inc.	3,151,239
70,160	Fluor Corp.*	2,951,631
40,816	FTAI Aviation Ltd.	6,810,558
456,499	Hillman Solutions Corp.*	4,190,661
17,122	ITT, Inc.	3,060,729
38,694	Loar Holdings, Inc.*	3,095,520
26,947	Moog, Inc. Class A	5,596,083
16,851	MYR Group, Inc.*	3,505,513
66,320	NEXTracker, Inc. Class A*	4,907,017
48,335	Primoris Services Corp.	6,637,846
50,921	Rush Enterprises, Inc. Class A	2,722,746
37,943	SPX Technologies, Inc.*	7,086,993
19,959	WESCO International, Inc.	4,221,328
		94,551,732
	Commercial & Professional Services - 5.5%
134,416	ACV Auctions, Inc. Class A*	1,332,063
39,458	Casella Waste Systems, Inc. Class A*	3,743,775
72,667	CBIZ, Inc.*	3,848,444
16,108	Clean Harbors, Inc.*	3,740,600
18,792	Huron Consulting Group, Inc.*	2,758,102
34,848	Innodata, Inc.*	2,685,735
41,022	Korn Ferry	2,870,720
133,962	Upwork, Inc.*	2,487,674
267,117	Verra Mobility Corp.*	6,597,790
		30,064,903
	Consumer Discretionary Distribution & Retail - 2.2%
20,337	Boot Barn Holdings, Inc.*	3,370,248
66,518	National Vision Holdings, Inc.*	1,941,660
18,511	Ollie's Bargain Outlet Holdings, Inc.*	2,376,812
13,482	Pool Corp.	4,180,364
		11,869,084
	Consumer Durables & Apparel - 2.5%
17,348	Installed Building Products, Inc.	4,279,058
61,376	Kontoor Brands, Inc.	4,895,963
79,839	Smith Douglas Homes Corp.*(1)	1,409,957
88,775	YETI Holdings, Inc.*	2,945,554
		13,530,532
	Consumer Services - 4.2%
15,873	Adtalem Global Education, Inc.*	2,451,585
283,941	Genius Sports Ltd.*	3,515,190
27,436	Hyatt Hotels Corp. Class A	3,893,991
141,419	Life Time Group Holdings, Inc.*	3,903,164
318,418	Super Group SGHC Ltd.	4,203,118
94,913	Universal Technical Institute, Inc.*	3,089,418
8,710	Wingstop, Inc.	2,192,133
		23,248,599
	Consumer Staples Distribution & Retail - 0.7%
69,011	Chefs' Warehouse, Inc.*	4,025,412
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Energy - 1.6%
63,290	Cactus, Inc. Class A	$2,498,056
19,015	Gulfport Energy Corp.*	3,441,335
66,684	Matador Resources Co.	2,996,112
		8,935,503
	Equity Real Estate Investment Trusts (REITs) - 1.4%
126,320	CareTrust, Inc. REIT	4,380,778
167,401	Urban Edge Properties REIT	3,426,698
		7,807,476
	Financial Services - 7.2%
13,741	Dave, Inc.*	2,739,268
11,187	Evercore, Inc. Class A	3,773,599
45,883	FirstCash Holdings, Inc.	7,268,785
29,458	Hamilton Lane, Inc. Class A	3,970,644
95,414	Marex Group PLC	3,207,819
169,115	Perella Weinberg Partners	3,605,532
195,620	Remitly Global, Inc.*	3,188,606
12,268	Sezzle, Inc.*	975,674
72,938	StepStone Group, Inc. Class A	4,763,581
52,439	Stifel Financial Corp.	5,950,253
		39,443,761
	Food, Beverage & Tobacco - 1.6%
35,283	Freshpet, Inc.*	1,944,446
47,548	Turning Point Brands, Inc.	4,700,595
53,901	Vita Coco Co., Inc.*	2,289,176
		8,934,217
	Health Care Equipment & Services - 9.4%
99,345	Acadia Healthcare Co., Inc.*	2,459,782
142,637	Alignment Healthcare, Inc.*	2,489,016
89,350	AtriCure, Inc.*	3,149,587
53,380	Ensign Group, Inc.	9,222,463
27,612	GeneDx Holdings Corp.*	2,974,917
37,803	Glaukos Corp.*	3,082,835
37,796	Guardant Health, Inc.*	2,361,494
55,505	HealthEquity, Inc.*	5,260,209
50,452	Hims & Hers Health, Inc.*	2,861,637
28,648	iRhythm Technologies, Inc.*	4,927,170
12,598	Lantheus Holdings, Inc.*	646,151
63,724	Merit Medical Systems, Inc.*	5,303,748
68,590	RadNet, Inc.*	5,227,244
13,229	TransMedics Group, Inc.*	1,484,294
		51,450,547
	Household & Personal Products - 0.6%
35,898	BellRing Brands, Inc.*	1,304,892
10,885	WD-40 Co.	2,150,876
		3,455,768
	Insurance - 0.9%
94,042	SiriusPoint Ltd.*	1,701,220
1,892	White Mountains Insurance Group Ltd.	3,162,516
		4,863,736
	Materials - 2.9%
117,470	Axalta Coating Systems Ltd.*	3,361,992
58,887	Cabot Corp.	4,478,356
15,233	Carpenter Technology Corp.	3,740,311
71,426	FMC Corp.	2,402,056
107,548	James Hardie Industries PLC ADR*	2,065,997
		16,048,712
	Media & Entertainment - 2.1%
67,991	Atlanta Braves Holdings, Inc. Class C*	2,827,745
138,691	Cargurus, Inc.*	5,163,466
59,523	Magnite, Inc.*	1,296,411
129,525	MNTN, Inc. Class A*	2,402,689
		11,690,311

22

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
30,749	Agios Pharmaceuticals, Inc.*	$1,234,265
46,558	Akero Therapeutics, Inc.*	2,210,574
268,586	Amicus Therapeutics, Inc.*	2,116,458
32,999	Apogee Therapeutics, Inc.*	1,311,050
88,502	Avidity Biosciences, Inc.*	3,856,032
31,733	Axsome Therapeutics, Inc.*	3,853,973
38,724	Bridgebio Pharma, Inc.*	2,011,324
64,546	Celldex Therapeutics, Inc.*	1,669,805
75,717	CG oncology, Inc.*	3,049,881
77,562	Crinetics Pharmaceuticals, Inc.*	3,230,457
44,124	Cytokinetics, Inc.*	2,425,055
32,863	Disc Medicine, Inc.*	2,171,587
33,215	Ionis Pharmaceuticals, Inc.*	2,172,925
46,432	Kymera Therapeutics, Inc.*	2,628,051
9,607	Madrigal Pharmaceuticals, Inc.*	4,406,347
58,452	MBX Biosciences, Inc.*	1,022,910
37,650	Mirum Pharmaceuticals, Inc.*	2,760,121
29,941	Nuvalent, Inc. Class A*	2,589,298
49,325	Protagonist Therapeutics, Inc.*	3,276,660
62,124	PTC Therapeutics, Inc.*	3,812,550
30,997	Revolution Medicines, Inc.*	1,447,560
72,757	Scholar Rock Holding Corp.*	2,709,471
40,328	Soleno Therapeutics, Inc.*	2,726,173
63,733	Spyre Therapeutics, Inc.*(1)	1,068,165
23,496	Structure Therapeutics, Inc. ADR*	657,888
76,440	Travere Therapeutics, Inc.*	1,826,916
38,763	Ultragenyx Pharmaceutical, Inc.*	1,165,991
31,595	Vaxcyte, Inc.*	1,138,052
92,131	Veracyte, Inc.*	3,162,857
55,552	Vericel Corp.*	1,748,221
		69,460,617
	Semiconductors & Semiconductor Equipment - 6.2%
32,654	Cirrus Logic, Inc.*	4,091,220
65,848	Credo Technology Group Holding Ltd.*	9,588,127
15,758	MACOM Technology Solutions Holdings, Inc.*	1,961,713
37,541	MKS, Inc.	4,646,450
51,975	Rambus, Inc.*	5,415,795
103,133	Rigetti Computing, Inc.*(1)	3,072,332
17,569	SiTime Corp.*	5,293,715
		34,069,352
	Software & Services - 10.1%
126,903	ACI Worldwide, Inc.*	6,696,671
27,859	Agilysys, Inc.*	2,932,160
104,859	Applied Digital Corp.*	2,405,466
207,311	AvePoint, Inc.*	3,111,738
50,209	Bill Holdings, Inc.*	2,659,571
356,503	CCC Intelligent Solutions Holdings, Inc.*	3,247,742
210,446	Clearwater Analytics Holdings, Inc. Class A*	3,792,237
29,424	Commvault Systems, Inc.*	5,554,663
66,648	Intapp, Inc.*	2,725,903
208,442	Jamf Holding Corp.*	2,230,329
156,095	Porch Group, Inc.*	2,619,274
77,781	Riot Platforms, Inc.*	1,480,172
245,003	Terawulf, Inc.*(1)	2,797,934
53,043	Unity Software, Inc.*	2,123,842
69,335	Varonis Systems, Inc.*	3,984,682
117,730	Vertex, Inc. Class A*	2,918,527
191,693	Zeta Global Holdings Corp. Class A*	3,808,940
		55,089,851
	Technology Hardware & Equipment - 5.1%
39,171	Coherent Corp.*	4,219,500
Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.1% - (continued)
	Technology Hardware & Equipment - 5.1% - (continued)
11,150	Fabrinet*		$4,065,513
23,789	Insight Enterprises, Inc.*		2,697,910
49,176	IonQ, Inc.*(1)		3,024,324
16,946	Lumentum Holdings, Inc.*		2,757,284
100,808	Napco Security Technologies, Inc.		4,329,704
29,843	Sanmina Corp.*		3,435,228
276,041	Viavi Solutions, Inc.*		3,502,960
			28,032,423
	Transportation - 1.2%
158,928	RXO, Inc.*		2,444,313
22,833	Ryder System, Inc.		4,307,217
			6,751,530
	Utilities - 0.8%
30,666	Chesapeake Utilities Corp.		4,130,404
	Total Common Stocks (cost $429,527,148)		$548,513,691
SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 0.1%
$ 467,309
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value of
$467,364; collateralized by U.S. Treasury
Inflation-Indexed Note at 0.63%, maturing
07/15/2032, with a market value of
$476,739
			$467,309
	Securities Lending Collateral - 2.3%
12,988,271	State Street Navigator Securities Lending Government Money Market Portfolio, 4.12%(2)		12,988,271
	Total Short-Term Investments (cost $13,455,580)		$13,455,580
	Total Investments (cost $442,982,728)	102.5%	$561,969,271
	Other Assets and Liabilities	(2.5)%	(13,899,132)
	Net Assets	100.0%	$548,070,139
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

23

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$548,513,691	$548,513,691	$—	$—
Short-Term Investments	13,455,580	12,988,271	467,309	—
Total	$561,969,271	$561,501,962	$467,309	$—

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.

24

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 2.2%
42,274	Modine Manufacturing Co.*	$6,009,672
27,283	Visteon Corp.	3,270,140
		9,279,812
	Banks - 2.5%
138,308	Cadence Bank	5,192,082
173,839	Seacoast Banking Corp. of Florida	5,289,921
		10,482,003
	Capital Goods - 16.4%
21,261	Acuity, Inc.	7,322,076
236,057	Ameresco, Inc. Class A*	7,926,794
25,348	Applied Industrial Technologies, Inc.	6,617,095
3,625	Comfort Systems USA, Inc.	2,991,277
12,024	Curtiss-Wright Corp.	6,528,311
42,990	DXP Enterprises, Inc.*	5,118,819
60,113	Fluor Corp.*	2,528,954
95,642	NEXTracker, Inc. Class A*	7,076,552
65,591	Rush Enterprises, Inc. Class A	3,507,151
107,009	StandardAero, Inc.*	2,920,276
37,810	Voyager Technologies, Inc. Class A*	1,125,982
81,156	Xometry, Inc. Class A*	4,420,567
201,239	Zurn Elkay Water Solutions Corp.	9,464,270
		67,548,124
	Commercial & Professional Services - 7.2%
62,864	Casella Waste Systems, Inc. Class A*	5,964,536
164,786	ExlService Holdings, Inc.*	7,255,528
8,501	GEO Group, Inc.*	174,185
36,486	TriNet Group, Inc.	2,440,549
410,937	Verra Mobility Corp.*	10,150,144
47,467	WNS Holdings Ltd.*	3,620,308
		29,605,250
	Consumer Discretionary Distribution & Retail - 4.3%
41,221	Boot Barn Holdings, Inc.*	6,831,144
29,180	Five Below, Inc.*	4,514,146
32,741	Ollie's Bargain Outlet Holdings, Inc.*	4,203,945
43,094	Tory Burch LLC*(1)(2)	2,306,392
		17,855,627
	Consumer Durables & Apparel - 1.5%
81,347	Champion Homes, Inc.*	6,212,470
	Consumer Services - 5.4%
585,370	Genius Sports Ltd.*	7,246,881
79,145	H&R Block, Inc.	4,002,363
163,967	Life Time Group Holdings, Inc.*	4,525,489
33,177	Stride, Inc.*	4,941,382
61,894	Sweetgreen, Inc. Class A*	493,914
4,068	Wingstop, Inc.	1,023,834
		22,233,863
	Consumer Staples Distribution & Retail - 0.6%
103,225	Guardian Pharmacy Services, Inc. Class A*	2,707,592
	Energy - 1.7%
55,806	Cactus, Inc. Class A	2,202,663
127,071	Viper Energy, Inc. Class A	4,856,653
		7,059,316
	Equity Real Estate Investment Trusts (REITs) - 3.3%
181,084	American Healthcare, Inc. REIT	7,607,339
175,651	Phillips Edison & Co., Inc. REIT	6,030,099
		13,637,438
	Financial Services - 4.8%
7,490	Dave, Inc.*	1,493,132
155,260	HA Sustainable Infrastructure Capital, Inc.	4,766,482
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Financial Services - 4.8% - (continued)
37,991	Hamilton Lane, Inc. Class A	$5,120,807
47,747	PJT Partners, Inc. Class A	8,486,074
		19,866,495
	Food, Beverage & Tobacco - 1.0%
14,000	Freshpet, Inc.*	771,540
75,056	Vita Coco Co., Inc.*	3,187,628
		3,959,168
	Health Care Equipment & Services - 8.9%
396,241	Alignment Healthcare, Inc.*	6,914,405
26,666	Ensign Group, Inc.	4,607,085
38,281	GeneDx Holdings Corp.*	4,124,395
49,679	Glaukos Corp.*	4,051,322
61,758	HealthEquity, Inc.*	5,852,806
25,277	Hims & Hers Health, Inc.*(3)	1,433,711
52,470	Lantheus Holdings, Inc.*	2,691,186
134,198	PACS Group, Inc.*	1,842,539
66,582	PROCEPT BioRobotics Corp.*	2,376,312
24,041	TransMedics Group, Inc.*	2,697,400
		36,591,161
	Household & Personal Products - 1.1%
61,396	BellRing Brands, Inc.*	2,231,745
34,514	Oddity Tech Ltd. Class A*	2,150,222
		4,381,967
	Insurance - 1.9%
126,593	Beazley PLC	1,548,228
346,122	SiriusPoint Ltd.*	6,261,347
		7,809,575
	Materials - 3.3%
100,974	Cabot Corp.	7,679,073
211,915	James Hardie Industries PLC ADR*	4,070,887
25,435	MP Materials Corp.*	1,705,925
		13,455,885
	Media & Entertainment - 1.6%
121,276	Cargurus, Inc.*	4,515,106
65,813	Criteo SA ADR*	1,487,374
40,568	MNTN, Inc. Class A*	752,536
		6,755,016
	Pharmaceuticals, Biotechnology & Life Sciences - 15.3%
113,574	Adaptive Biotechnologies Corp.*	1,699,067
40,950	Akero Therapeutics, Inc.*	1,944,306
200,437	Amicus Therapeutics, Inc.*	1,579,444
58,014	Apellis Pharmaceuticals, Inc.*	1,312,857
40,279	Apogee Therapeutics, Inc.*	1,600,285
76,100	Avidity Biosciences, Inc.*(3)	3,315,677
25,017	Axsome Therapeutics, Inc.*	3,038,315
31,195	Bridgebio Pharma, Inc.*	1,620,268
85,431	Celldex Therapeutics, Inc.*	2,210,100
57,979	CG oncology, Inc.*	2,335,394
78,195	Crinetics Pharmaceuticals, Inc.*	3,256,822
47,838	Cytokinetics, Inc.*	2,629,176
39,810	Disc Medicine, Inc.*	2,630,645
63,852	Insmed, Inc.*	9,195,326
39,126	Kymera Therapeutics, Inc.*	2,214,532
18,186	Merus NV*	1,712,212
49,400	Mineralys Therapeutics, Inc.*	1,873,248
23,449	Nuvalent, Inc. Class A*	2,027,869
44,651	Protagonist Therapeutics, Inc.*	2,966,166
50,773	PTC Therapeutics, Inc.*	3,115,939
92,943	Revolution Medicines, Inc.*	4,340,438
49,073	Scholar Rock Holding Corp.*	1,827,478
26,566	Soleno Therapeutics, Inc.*	1,795,862

25

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 15.3% - (continued)
41,053	Structure Therapeutics, Inc. ADR*	$1,149,484
54,984	Vaxcyte, Inc.*	1,980,524
		63,371,434
	Semiconductors & Semiconductor Equipment - 6.2%
42,072	Credo Technology Group Holding Ltd.*	6,126,104
42,588	MKS, Inc.	5,271,117
41,250	SiTime Corp.*	12,429,037
11,429	Universal Display Corp.	1,641,547
		25,467,805
	Software & Services - 7.4%
31,717	Agilysys, Inc.*	3,338,214
299,877	Amplitude, Inc. Class A*	3,214,682
352,106	AvePoint, Inc.*	5,285,111
138,219	Clearwater Analytics Holdings, Inc. Class A*	2,490,706
9,628	CyberArk Software Ltd.*	4,651,768
310,456	Freshworks, Inc. Class A*	3,654,067
111,929	Intapp, Inc.*	4,577,896
23,690	Rubrik, Inc. Class A*	1,948,503
16,048	ServiceTitan, Inc. Class A*	1,618,120
		30,779,067
	Technology Hardware & Equipment - 2.4%
101,538	Calix, Inc.*	6,231,387
10,076	Fabrinet*	3,673,911
		9,905,298
	Total Common Stocks (cost $316,050,991)	$408,964,366
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
128	iShares Russell 2000 Growth ETF (3)	$40,965
	Total Exchange-Traded Funds (cost $38,371)	$40,965
	Total Long-Term Investments (cost $316,089,362)	$409,005,331
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.1%
$ 501,559
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%, due
on 10/01/2025 with a maturity value of
$501,618; collateralized by U.S. Treasury
Inflation-Indexed Note at 0.63%, maturing
07/15/2032, with a market value of
$511,755
		$501,559
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2% - (continued)
	Securities Lending Collateral - 1.1%
4,274,348	State Street Navigator Securities Lending Government Money Market Portfolio, 4.12%(4)		$4,274,348
	Total Short-Term Investments (cost $4,775,907)		$4,775,907
	Total Investments (cost $320,865,269)	100.2%	$413,781,238
	Other Assets and Liabilities	(0.2)%	(849,373)
	Net Assets	100.0%	$412,931,865
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,306,392 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$3,377,559	$2,306,392

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$408,964,366	$405,109,746	$1,548,228	$2,306,392
Exchange-Traded Funds	40,965	40,965	—	—
Short-Term Investments	4,775,907	4,274,348	501,559	—
Total	$413,781,238	$409,425,059	$2,049,787	$2,306,392

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

26

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Banks - 2.1%
300,728	Wells Fargo & Co.	$25,207,021
	Capital Goods - 9.9%
43,052	Caterpillar, Inc.	20,542,262
25,565	Deere & Co.	11,689,852
145,449	Honeywell International, Inc.	30,617,015
26,269	Lockheed Martin Corp.	13,113,747
49,305	Northrop Grumman Corp.	30,042,523
34,292	Trane Technologies PLC	14,469,852
		120,475,251
	Commercial & Professional Services - 2.2%
91,749	Automatic Data Processing, Inc.	26,928,331
	Consumer Discretionary Distribution & Retail - 6.2%
95,570	Home Depot, Inc.	38,724,008
255,393	TJX Cos., Inc.	36,914,504
		75,638,512
	Consumer Durables & Apparel - 1.9%
332,682	NIKE, Inc. Class B	23,197,916
	Consumer Services - 3.8%
56,538	Marriott International, Inc. Class A	14,724,757
103,738	McDonald's Corp.	31,524,941
		46,249,698
	Consumer Staples Distribution & Retail - 1.0%
176,678	Kroger Co.	11,909,864
	Equity Real Estate Investment Trusts (REITs) - 0.9%
37,213	Public Storage REIT	10,748,975
	Financial Services - 12.2%
117,714	American Express Co.	39,099,882
78,830	Mastercard, Inc. Class A	44,839,293
53,355	S&P Global, Inc.	25,968,412
112,711	Visa, Inc. Class A	38,477,281
		148,384,868
	Food, Beverage & Tobacco - 3.9%
313,783	Coca-Cola Co.	20,810,088
407,372	Diageo PLC	9,747,461
123,060	PepsiCo, Inc.	17,282,546
		47,840,095
	Health Care Equipment & Services - 4.6%
195,241	Abbott Laboratories	26,150,580
80,630	Stryker Corp.	29,806,492
		55,957,072
	Household & Personal Products - 3.5%
217,238	Colgate-Palmolive Co.	17,366,006
164,706	Procter & Gamble Co.	25,307,077
		42,673,083
	Insurance - 4.6%
103,931	Chubb Ltd.	29,334,525
133,254	Marsh & McLennan Cos., Inc.	26,854,678
		56,189,203
	Materials - 3.6%
32,474	Ecolab, Inc.	8,893,330
74,367	Linde PLC	35,324,325
		44,217,655
	Media & Entertainment - 3.4%
172,929	Alphabet, Inc. Class A	42,039,040
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
134,178	Danaher Corp.		$26,602,130
54,298	Eli Lilly & Co.		41,429,374
116,917	Johnson & Johnson		21,678,750
133,136	Merck & Co., Inc.		11,174,105
173,376	Zoetis, Inc.		25,368,376
			126,252,735
	Semiconductors & Semiconductor Equipment - 9.0%
147,947	Broadcom, Inc.		48,809,195
144,452	QUALCOMM, Inc.		24,031,034
202,519	Texas Instruments, Inc.		37,208,816
			110,049,045
	Software & Services - 9.0%
93,525	Accenture PLC Class A		23,063,265
36,688	Intuit, Inc.		25,054,602
119,694	Microsoft Corp.		61,995,507
			110,113,374
	Technology Hardware & Equipment - 3.8%
184,605	Apple, Inc.		47,005,971
	Transportation - 2.3%
236,889	Canadian National Railway Co.		22,339,091
22,565	Union Pacific Corp.		5,333,689
			27,672,780
	Total Common Stocks (cost $715,879,652)		$1,198,750,489
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 4,299,639
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value
of $4,300,141; collateralized by
U.S. Treasury Inflation-Indexed Note at
0.63%, maturing 07/15/2032, with a
market value of $4,385,807
			$4,299,639
	Total Short-Term Investments (cost $4,299,639)		$4,299,639
	Total Investments (cost $720,179,291)	98.6%	$1,203,050,128
	Other Assets and Liabilities	1.4%	17,299,133
	Net Assets	100.0%	$1,220,349,261
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

27

Hartford Stock HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,198,750,489	$1,189,003,028	$9,747,461	$—
Short-Term Investments	4,299,639	—	4,299,639	—
Total	$1,203,050,128	$1,189,003,028	$14,047,100	$—

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.

28

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1%
	Asset-Backed - Automobile - 0.8%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,220,000	5.36%, 06/20/2030(1)	$1,261,771
645,000	5.58%, 12/20/2030(1)	664,926
	Exeter Automobile Receivables Trust
740,000	4.40%, 05/15/2030	742,799
4,425,000	4.91%, 08/15/2029	4,460,891
1,425,000	GLS Auto Receivables Issuer Trust 4.89%, 04/16/2029(1)	1,435,792
1,145,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	1,160,570
63,117	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	63,130
446,521	Securitized Term Auto Receivables Trust 5.04%, 07/25/2031(1)	450,696
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,010,282
		11,250,857
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,337,438	1.11%, 02/18/2070(1)	1,192,751
1,677,150	5.51%, 10/15/2071(1)	1,718,021
		2,910,772
	Commercial Mortgage-Backed Securities - 4.5%
1,688,000	280 Park Avenue Mortgage Trust 6.64%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,635,250
	BBCMS Mortgage Trust
6,608,897	1.36%, 02/15/2062(3)(4)	555,352
21,404,347	1.61%, 02/15/2050(3)(4)	273,329
7,904,601	1.86%, 02/15/2057(3)(4)	755,644
925,000	3.66%, 04/15/2055(4)	859,561
	Benchmark Mortgage Trust
16,788,201	0.61%, 07/15/2051(3)(4)	160,772
7,529,974	0.67%, 01/15/2051(3)(4)	71,210
8,024,819	1.20%, 08/15/2052(3)(4)	211,803
21,171,593	1.38%, 03/15/2062(3)(4)	748,577
10,280,899	1.61%, 01/15/2054(3)(4)	643,613
2,239,539	1.85%, 07/15/2053(3)(4)	117,003
2,395,000	BOCA Commercial Mortgage Trust 6.49%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	2,406,975
	BPR Trust
820,000	5.85%, 11/05/2041(1)(4)	838,279
2,335,000	7.38%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	2,334,718
2,375,000	BWAY Trust 7.71%, 05/05/2042(1)(4)	2,485,143
328,000	BX Trust 7.19%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	327,999
3,173,671	CD Mortgage Trust 2.46%, 08/10/2049	3,138,101
580,000	CENT Trust 5.09%, 07/10/2040(1)(4)	586,896
2,357,000	Citigroup Commercial Mortgage Trust 4.14%, 11/15/2049(4)	2,089,761
	Commercial Mortgage Trust
841,000	2.82%, 01/10/2039(1)	805,630
860,000	4.08%, 01/10/2039(1)(4)	803,466
1,106,000	6.51%, 12/10/2041(1)(4)	1,122,522
	CSAIL Commercial Mortgage Trust
797,306	0.89%, 11/15/2048(3)(4)	14
5,924,067	2.01%, 01/15/2049(3)(4)	5,199
3,382,814	DBJPM Mortgage Trust 1.70%, 09/15/2053(3)(4)	153,662
380,000	DC Trust 7.29%, 04/13/2040(1)(4)	379,946
575,000	Durst Commercial Mortgage Trust 5.32%, 08/10/2042(1)(4)	585,648
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
$ 315,000	Extended Stay America Trust 5.75%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	$315,591
2,360,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(4)	2,367,454
4,140,635	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	3,550,146
	GS Mortgage Securities Trust
1,317,508	0.00%, 07/10/2046(3)(4)	13
356,562	0.11%, 08/10/2044(1)(3)(4)	262
2,006,911	5.10%, 04/10/2047(1)(4)	1,577,432
	HTL Commercial Mortgage Trust
1,065,000	6.77%, 05/10/2039(1)(4)	1,083,371
585,000	7.32%, 05/10/2039(1)(4)	596,426
	JP Morgan Chase Commercial Mortgage Securities Trust
1,400,000	2.81%, 01/16/2037(1)	1,253,000
1,290,924	3.69%, 12/15/2047(1)(4)	1,045,210
1,164,214	JPMBB Commercial Mortgage Securities Trust 0.49%, 09/15/2047(3)(4)	10
1,895,000	MAD Commercial Mortgage Trust 5.10%, 10/15/2042(1)(4)	1,893,923
145,463	Morgan Stanley Bank of America Merrill Lynch Trust 0.82%, 10/15/2048(3)(4)	2
	Morgan Stanley Capital I Trust
6,410,991	1.45%, 06/15/2050(3)(4)	95,429
1,645,000	3.91%, 09/09/2032(1)	1,492,356
1,460,000	5.11%, 07/15/2049(1)(4)	1,365,983
95,275	5.22%, 10/12/2052(1)(4)	28,439
716,000	Natixis Commercial Mortgage Securities Trust 4.93%, 06/17/2038(1)(4)	696,255
230,000	NRTH Commercial Mortgage Trust 5.79%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	229,409
3,090,000	NYC Commercial Mortgage Trust 5.84%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,087,379
2,695,000	RFR Trust 5.86%, 03/11/2041(1)(4)	2,757,671
3,720,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	3,473,485
535,000	TEXAS Commercial Mortgage Trust 5.74%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	532,329
3,091,672	UBS Commercial Mortgage Trust 1.20%, 08/15/2050(3)(4)	43,363
	Wells Fargo Commercial Mortgage Trust
3,085,000	2.94%, 10/15/2049	3,048,190
430,000	3.99%, 05/15/2048(4)	400,330
	Wells Fargo NA
19,513,875	0.69%, 11/15/2062(3)(4)	410,152
9,547,299	0.75%, 11/15/2062(3)(4)	225,471
31,899,419	0.84%, 11/15/2050(3)(4)	348,444
3,585,972	0.89%, 11/15/2054(3)(4)	48,810
17,410,047	0.92%, 09/15/2062(3)(4)	476,449
33,269,239	0.98%, 01/15/2063(3)(4)	976,672
12,391,422	1.03%, 05/15/2062(3)(4)	325,176
5,512,782	1.21%, 02/15/2056(3)(4)	293,946
20,306,363	1.87%, 03/15/2063(3)(4)	1,409,542
710,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(4)	616,820
	Willowbrook Mall
1,195,000	5.87%, 03/05/2035(1)(4)	1,243,082
1,940,000	6.28%, 03/05/2035(1)(4)	1,993,383
		63,397,478
	Other Asset-Backed Securities - 5.3%
181,574	AASET Trust 3.35%, 01/16/2040(1)	178,659

29

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Other Asset-Backed Securities - 5.3% - (continued)
$ 2,220,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	$2,243,086
3,285,000	Battalion CLO 18 Ltd. 6.53%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,289,060
2,590,000	Benefit Street Partners CLO XXXI Ltd. 6.07%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,604,807
375,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	378,363
	CF Hippolyta Issuer LLC
379,926	1.53%, 03/15/2061(1)	316,850
901,315	1.69%, 07/15/2060(1)	774,178
1,011,371	1.99%, 07/15/2060(1)	851,214
576,758	5.97%, 08/15/2062(1)	557,486
4,485,000	Columbia Cent CLO 27 Ltd. 5.77%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	4,488,794
	Domino's Pizza Master Issuer LLC
2,256,200	2.66%, 04/25/2051(1)	2,132,915
1,392,000	3.67%, 10/25/2049(1)	1,338,966
2,155,000	Elmwood CLO 23 Ltd. 6.07%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,159,379
4,700,368	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,689,266
2,875,000	Generate CLO 12 Ltd. 5.61%, 07/20/2038, 3 mo. USD Term SOFR + 1.33%(1)(2)	2,875,391
	GreenSky Home Improvement Issuer Trust
180,000	5.02%, 06/25/2060(1)	182,447
560,000	5.07%, 06/25/2060(1)	565,011
3,485,000	KKR CLO 58 Ltd. 5.28%, 10/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	3,486,502
	NMEF Funding LLC
306,000	4.64%, 01/18/2033(1)	307,203
1,055,000	4.73%, 01/18/2033(1)	1,057,738
195,667	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	194,968
1,080,500	Parkway Westlake Corp. 3.97%, 10/01/2030(5)	1,070,033
2,170,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	2,208,969
	Post Road Equipment Finance LLC
600,000	4.90%, 05/15/2031(1)	604,698
510,000	5.04%, 05/15/2031(1)	517,001
	Progress Residential Trust
3,251,309	1.51%, 10/17/2038(1)	3,182,635
1,081,783	3.20%, 04/17/2039(1)	1,061,977
1,783,516	4.30%, 03/17/2040(1)	1,779,323
837,657	4.45%, 06/17/2039(1)	837,702
1,377,029	4.75%, 10/27/2039(1)	1,383,613
5,630,000	QTS Issuer ABS I LLC 5.44%, 05/25/2055(1)	5,733,288
2,650,000	Rad CLO 12 Ltd. 5.63%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(2)(4)	2,656,254
3,315,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	3,321,093
290,388	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	277,396
1,340,000	SCF Equipment Trust LLC 5.11%, 11/21/2033(1)	1,371,447
	Stack Infrastructure Issuer LLC
1,880,000	5.90%, 07/25/2048(1)	1,895,570
1,010,000	5.90%, 03/25/2049(1)	1,026,586
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,426,924
1,741,002	Tricon Residential Trust 5.25%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,744,334
529,162	VFI ABS LLC 4.78%, 06/24/2030(1)	531,336
1,918,292	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,890,064
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Other Asset-Backed Securities - 5.3% - (continued)
	Wingstop Funding LLC
$ 1,359,300	2.84%, 12/05/2050(1)	$1,312,270
870,000	5.86%, 12/05/2054(1)	901,376
2,315,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,358,747
		73,764,919
	Whole Loan Collateral CMO - 7.3%
	Angel Oak Mortgage Trust
935,229	0.91%, 01/25/2066(1)(4)	832,261
488,162	0.99%, 04/25/2053(1)(4)	463,738
877,902	0.99%, 04/25/2066(1)(4)	775,518
1,453,613	1.82%, 11/25/2066(1)(4)	1,302,540
824,779	2.88%, 12/25/2066(1)(6)	774,435
274,800	3.35%, 01/25/2067(1)(4)	260,622
812,572	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(4)	790,821
	BRAVO Residential Funding Trust
455,905	0.94%, 02/25/2049(1)(4)	427,569
245,257	0.97%, 03/25/2060(1)(4)	238,953
	COLT Mortgage Loan Trust
1,390,113	0.91%, 06/25/2066(1)(4)	1,206,595
3,080,096	4.55%, 04/25/2067(1)(4)	3,069,038
	CSMC Trust
1,435,128	0.94%, 05/25/2066(1)(4)	1,197,294
1,713,949	1.84%, 10/25/2066(1)(4)	1,537,560
4,164,449	2.27%, 11/25/2066(1)(4)	3,812,248
1,026,744	3.25%, 04/25/2047(1)(4)	944,914
961,874	4.14%, 12/27/2060(1)(4)	963,869
572,931	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	509,038
	Ellington Financial Mortgage Trust
631,128	0.93%, 06/25/2066(1)(4)	530,776
1,889,102	2.21%, 01/25/2067(1)(4)	1,662,066
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,739,414	2.50%, 08/25/2059	1,427,886
1,592,704	3.50%, 11/25/2057	1,523,171
855,404	3.50%, 08/25/2058	806,421
3,197,340	3.50%, 10/25/2058	2,910,250
	Federal National Mortgage Association Connecticut Avenue Securities Trust
726,000	6.16%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	731,971
654,800	7.46%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	667,154
1,547,000	7.51%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,584,221
3,155,000	8.86%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,271,356
	GCAT Trust
1,241,919	1.04%, 05/25/2066(1)(4)	1,049,374
1,041,179	1.92%, 08/25/2066(1)(4)	969,852
3,943,930	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(6)	3,763,260
	Legacy Mortgage Asset Trust
916,022	5.75%, 04/25/2061(1)(6)	913,206
1,248,798	5.75%, 07/25/2061(1)(6)	1,259,721
	MFA Trust
109,923	1.01%, 01/26/2065(1)(4)	104,459
865,125	1.03%, 11/25/2064(1)(4)	765,350
533,584	1.15%, 04/25/2065(1)(4)	504,966
2,785,000	Morgan Stanley Residential Mortgage Loan Trust 4.25%, 02/25/2065(1)(4)	2,718,795
	New Residential Mortgage Loan Trust
383,611	0.94%, 10/25/2058(1)(4)	377,956
212,793	2.49%, 09/25/2059(1)(4)	204,469
849,989	3.50%, 08/25/2059(1)(4)	809,570

30

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.1% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
$ 998,236	3.75%, 11/26/2035(1)(4)	$969,504
1,006,449	3.75%, 11/25/2056(1)(4)	967,491
1,004,324	4.00%, 05/25/2057(1)(4)	967,718
699,982	4.00%, 12/25/2057(1)(4)	684,448
945,625	5.02%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	928,917
813,084	5.77%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	823,115
2,494,334	NMLT Trust 1.19%, 05/25/2056(1)(4)	2,152,381
	OBX Trust
2,106,201	1.05%, 07/25/2061(1)(4)	1,734,708
2,134,760	1.10%, 05/25/2061(1)(4)	1,771,933
872,375	1.96%, 10/25/2061(1)(4)	748,012
3,213,455	2.31%, 11/25/2061(1)(4)	2,911,551
	PRET LLC
2,751,663	5.39%, 08/25/2055(1)(6)	2,750,480
2,195,844	5.66%, 07/25/2055(1)(6)	2,194,869
2,004,968	5.73%, 08/25/2055(1)(6)	2,009,975
3,329,055	5.74%, 06/25/2055(1)(6)	3,345,506
2,054,194	5.96%, 09/25/2054(1)(6)	2,041,608
	PRPM LLC
3,438,566	3.75%, 04/25/2055(1)(6)	3,346,993
1,306,354	5.50%, 08/25/2030(1)(6)	1,308,251
515,241	5.70%, 11/25/2029(1)(6)	518,101
738,406	5.73%, 07/25/2030(1)(6)	737,647
1,843,023	5.77%, 08/25/2028(1)(6)	1,852,663
1,612,955	5.87%, 11/25/2029(1)(6)	1,605,510
194,337	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(6)	195,881
	Starwood Mortgage Residential Trust
315,884	0.94%, 05/25/2065(1)(4)	298,868
2,451,072	1.92%, 11/25/2066(1)(4)	2,163,864
4,729,170	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(4)	4,215,606
	Verus Securitization Trust
679,633	0.92%, 02/25/2064(1)(4)	634,121
1,134,880	0.94%, 07/25/2066(1)(4)	955,146
628,880	1.03%, 02/25/2066(1)(4)	562,153
4,405,381	1.05%, 06/25/2066(1)(4)	3,874,824
1,612,264	1.82%, 11/25/2066(1)(4)	1,492,258
3,951,008	1.83%, 10/25/2066(1)(6)	3,610,141
569,505	4.13%, 02/25/2067(1)(6)	548,225
		102,585,731
	Total Asset & Commercial Mortgage-Backed Securities (cost $261,291,202)	$253,909,757
CORPORATE BONDS - 26.7%
	Advertising - 0.1%
1,670,000	Lamar Media Corp. 3.63%, 01/15/2031	$1,553,817
	Aerospace & Defense - 0.4%
745,000	BAE Systems PLC 5.13%, 03/26/2029(1)	767,221
	Boeing Co.
335,000	2.95%, 02/01/2030	315,399
90,000	3.20%, 03/01/2029	86,843
105,000	3.75%, 02/01/2050	77,576
1,130,000	5.15%, 05/01/2030	1,159,556
1,920,000	5.71%, 05/01/2040	1,959,134
385,000	6.39%, 05/01/2031	419,309
470,000	6.53%, 05/01/2034	519,569
810,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	832,763
		6,137,370
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Agriculture - 0.5%
	BAT Capital Corp.
$ 830,000	5.63%, 08/15/2035	$862,373
545,000	5.83%, 02/20/2031	576,424
360,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	378,181
	Philip Morris International, Inc.
915,000	4.38%, 11/01/2027	921,776
690,000	4.75%, 11/01/2031	701,828
270,000	5.13%, 02/15/2030	279,028
1,265,000	5.13%, 02/13/2031	1,309,143
585,000	5.38%, 02/15/2033	610,924
215,000	5.63%, 11/17/2029	226,227
565,000	5.63%, 09/07/2033	599,230
		6,465,134
	Apparel - 0.1%
855,000	Gildan Activewear, Inc. 5.40%, 10/07/2035(1)	855,119
	Tapestry, Inc.
640,000	5.10%, 03/11/2030	654,558
245,000	5.50%, 03/11/2035	250,264
		1,759,941
	Auto Manufacturers - 0.3%
	Daimler Truck Finance North America LLC
1,740,000	5.00%, 10/12/2032(1)	1,748,394
635,000	5.38%, 01/13/2032(1)	653,058
2,485,000	Ford Motor Co. 3.25%, 02/12/2032	2,174,310
		4,575,762
	Beverages - 0.3%
	Bacardi Ltd./Bacardi-Martini BV
150,000	5.25%, 01/15/2029(1)	153,065
413,000	5.40%, 06/15/2033(1)	417,241
515,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	535,538
	Constellation Brands, Inc.
570,000	3.15%, 08/01/2029	548,171
535,000	4.80%, 05/01/2030(7)	542,592
	Keurig Dr Pepper, Inc.
190,000	2.25%, 03/15/2031	167,536
1,025,000	4.50%, 04/15/2052	828,047
585,000	5.15%, 05/15/2035	579,434
325,000	5.20%, 03/15/2031	332,181
		4,103,805
	Biotechnology - 0.2%
2,765,000	Royalty Pharma PLC 5.20%, 09/25/2035	2,762,652
	Chemicals - 0.1%
1,980,000	Sherwin-Williams Co. 5.15%, 08/15/2035	2,014,657
	Commercial Banks - 3.9%
EUR 600,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(8)(9)	724,054
740,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(8)(9)	894,494
	Bank of America Corp.
$ 940,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(8)	834,880
985,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(8)	873,698

31

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 1,065,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	$924,607
1,410,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(8)	1,306,628
1,020,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(8)	982,461
395,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(8)	400,686
555,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	568,486
	Bank of New York Mellon Corp.
660,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(8)	681,927
305,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	314,392
1,230,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(8)	1,274,534
	BPCE SA
1,615,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(8)	1,656,900
1,295,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(8)	1,352,470
1,370,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(8)	1,455,702
270,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(8)	286,632
810,000	Citibank NA 4.91%, 05/29/2030	832,220
	Citigroup, Inc.
1,785,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(8)	1,785,965
1,330,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(8)	1,355,272
	Citizens Financial Group, Inc.
790,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(8)	809,649
120,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(8)	132,037
	Credit Agricole SA
1,715,000	4.82%, 09/25/2033, (4.82% fixed rate until 09/25/2032; 6 mo. USD SOFR + 1.36% thereafter)(1)(8)	1,704,459
1,590,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(8)	1,631,070
1,775,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(8)	1,872,966
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Commercial Banks - 3.9% - (continued)
	Goldman Sachs Group, Inc.
$ 820,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(8)	$731,849
225,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(8)	204,124
1,170,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(8)	1,184,911
715,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(8)	732,920
540,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(8)	558,417
	HSBC Holdings PLC
410,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(8)	381,219
870,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(8)	891,004
1,675,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(8)	1,723,660
215,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(8)	221,773
	JP Morgan Chase & Co.
945,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	847,590
1,450,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	1,462,389
250,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(8)	252,124
1,495,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(8)	1,533,486
510,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	526,891
465,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(8)	480,220
1,340,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(8)	1,380,643
1,070,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(8)	1,112,132
1,260,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(8)	1,306,219
1,575,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(8)	1,645,066
280,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(7)(8)	295,477

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Commercial Banks - 3.9% - (continued)
	Morgan Stanley
$ 815,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(8)	$710,825
1,530,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(8)	1,335,273
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(8)	446,340
495,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(8)	500,411
460,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	474,789
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(8)	470,156
160,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(8)	170,059
815,000	OTP Bank Nyrt 7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(8)(9)	828,706
1,045,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(8)	1,076,599
865,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(8)	926,225
1,155,000	UBS Group AG 6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(8)	1,200,088
	Wells Fargo & Co.
1,030,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(8)	958,801
1,000,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(8)	1,015,929
755,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(8)	778,632
155,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	160,364
950,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(8)	984,534
725,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(8)	805,542
		54,971,576
	Commercial Services - 0.5%
	Ashtead Capital, Inc.
475,000	2.45%, 08/12/2031(1)	421,304
430,000	4.25%, 11/01/2029(1)	424,083
	Block, Inc.
970,000	3.50%, 06/01/2031(7)	902,704
400,000	5.63%, 08/15/2030(1)	405,271
	Howard University
1,000,000	2.70%, 10/01/2029	925,874
1,000,000	2.90%, 10/01/2031	891,145
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Commercial Services - 0.5% - (continued)
$ 720,000	3.48%, 10/01/2041	$545,986
	Service Corp. International
1,810,000	3.38%, 08/15/2030	1,677,087
1,326,000	5.13%, 06/01/2029	1,325,908
		7,519,362
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,306,041
	Standard Industries, Inc.
265,000	3.38%, 01/15/2031(1)	239,975
2,205,000	4.38%, 07/15/2030(1)	2,114,109
		5,660,125
	Diversified Financial Services - 0.8%
	American Express Co.
1,005,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	1,033,410
1,280,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(8)	1,319,662
685,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	697,784
	Capital One Financial Corp.
930,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(8)	922,478
275,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(8)	291,917
550,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(8)	570,545
1,555,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(8)	1,758,694
785,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(8)	928,130
1,710,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.88%, 03/01/2031(1)	1,596,873
	Synchrony Financial
955,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(8)	973,112
905,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(8)	925,671
		11,018,276
	Electric - 4.4%
635,000	AES Andes SA 6.25%, 03/14/2032(1)	664,796
	Alabama Power Co.
945,000	3.45%, 10/01/2049	692,443
185,000	5.10%, 04/02/2035	189,054
705,000	Arizona Public Service Co. 5.70%, 08/15/2034	738,664
720,000	Baltimore Gas & Electric Co. 5.45%, 06/01/2035	747,884
310,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	289,660
	Consolidated Edison Co. of New York, Inc.
545,000	3.20%, 12/01/2051	369,071
790,000	5.50%, 03/15/2055	781,110
135,000	5.70%, 05/15/2054	138,365

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Electric - 4.4% - (continued)
	Dominion Energy, Inc.
$ 1,125,000	5.00%, 06/15/2030	$1,153,357
3,235,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(8)	3,258,144
625,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	552,049
	Duke Energy Corp.
2,040,000	2.55%, 06/15/2031	1,844,259
320,000	3.30%, 06/15/2041	246,307
1,645,000	4.95%, 09/15/2035	1,634,205
480,000	5.00%, 08/15/2052	432,123
180,000	5.45%, 06/15/2034	187,227
610,000	Duke Energy Florida LLC 1.75%, 06/15/2030	546,030
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	543,529
380,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	379,596
	Duke Energy Progress LLC
670,000	4.38%, 03/30/2044	583,075
255,000	5.05%, 03/15/2035	259,109
475,000	5.55%, 03/15/2055	476,900
	Edison International
434,000	5.25%, 03/15/2032	429,883
1,000,000	6.25%, 03/15/2030(7)	1,039,835
	Eversource Energy
1,120,000	5.13%, 05/15/2033	1,135,598
1,014,000	5.50%, 01/01/2034	1,047,070
	Georgia Power Co.
245,000	4.30%, 03/15/2042	216,261
985,000	4.55%, 03/15/2030	1,000,240
1,925,000	4.85%, 03/15/2031	1,976,561
1,065,000	5.20%, 03/15/2035	1,091,344
1,055,000	Interstate Power & Light Co. 5.60%, 06/29/2035	1,096,078
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	841,602
195,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	197,628
140,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	147,967
515,000	NSTAR Electric Co. 5.40%, 06/01/2034	536,102
275,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	285,744
615,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	636,093
	Pacific Gas & Electric Co.
1,480,000	2.50%, 02/01/2031	1,318,535
329,000	3.30%, 08/01/2040	249,268
225,000	3.50%, 08/01/2050	153,496
680,000	4.55%, 07/01/2030	675,277
270,000	4.75%, 02/15/2044	230,991
194,000	4.95%, 07/01/2050	166,508
600,000	5.05%, 10/15/2032	598,860
755,000	5.80%, 05/15/2034	782,304
1,069,000	5.90%, 10/01/2054	1,041,316
1,900,000	6.10%, 01/15/2029	1,987,604
727,000	6.15%, 01/15/2033	769,452
195,000	6.15%, 03/01/2055	196,109
1,423,000	6.75%, 01/15/2053	1,533,208
1,053,000	6.95%, 03/15/2034	1,167,979
	Pinnacle West Capital Corp.
901,000	4.90%, 05/15/2028	915,329
791,000	5.15%, 05/15/2030	813,455
910,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	921,235
	Public Service Enterprise Group, Inc.
1,215,000	4.90%, 03/15/2030	1,241,922
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Electric - 4.4% - (continued)
$ 135,000	5.45%, 04/01/2034	$139,734
330,000	6.13%, 10/15/2033	356,245
	Puget Energy, Inc.
885,000	4.22%, 03/15/2032	847,546
2,615,000	5.73%, 03/15/2035	2,698,477
860,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	888,136
	Southern California Edison Co.
255,000	3.65%, 02/01/2050	178,216
102,000	3.90%, 03/15/2043	79,810
239,000	4.00%, 04/01/2047	180,809
916,000	4.13%, 03/01/2048	699,877
170,000	4.65%, 10/01/2043	144,792
470,000	5.20%, 06/01/2034	467,188
740,000	5.45%, 03/01/2035	748,928
70,000	5.45%, 06/01/2052	63,549
353,000	5.70%, 03/01/2053	331,477
719,000	5.88%, 12/01/2053	694,395
437,000	5.90%, 03/01/2055	424,088
995,000	5.95%, 11/01/2032	1,048,615
205,000	6.20%, 09/15/2055	206,664
390,000	Southern Power Co. 4.90%, 10/01/2035	384,618
840,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	861,253
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	207,252
65,000	4.20%, 05/15/2045	54,332
700,000	4.90%, 09/15/2035	696,338
820,000	5.00%, 04/01/2033	834,509
1,340,000	5.00%, 01/15/2034	1,355,066
250,000	5.05%, 08/15/2034	253,408
170,000	5.35%, 01/15/2054	163,364
385,000	5.65%, 03/15/2055	387,241
640,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	664,576
	Xcel Energy, Inc.
720,000	4.60%, 06/01/2032	714,339
945,000	4.75%, 03/21/2028	956,655
350,000	5.60%, 04/15/2035	362,823
		61,242,131
	Energy-Alternate Sources - 0.0%
210,000	Pacific Gas & Electric Co. 6.70%, 04/01/2053	224,558
	Engineering & Construction - 0.1%
765,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	766,059
1,237,884	International Airport Finance SA 12.00%, 03/15/2033(1)	1,319,028
		2,085,087
	Entertainment - 0.2%
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	691,461
2,240,000	3.88%, 07/15/2030(1)	2,124,312
		2,815,773
	Environmental Control - 0.1%
1,311,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,309,900
	Food - 1.1%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
405,000	5.75%, 04/01/2033	422,954
820,000	6.75%, 03/15/2034	906,513
375,000	7.25%, 11/15/2053	430,019

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Food - 1.1% - (continued)
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
$ 1,305,000	5.50%, 01/15/2036(1)	$1,332,679
1,885,000	6.38%, 04/15/2066(1)	1,937,855
895,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	917,083
	Mars, Inc.
585,000	4.60%, 03/01/2028(1)	592,154
2,340,000	5.00%, 03/01/2032(1)	2,393,978
1,050,000	5.20%, 03/01/2035(1)	1,073,243
2,845,000	5.65%, 05/01/2045(1)	2,886,042
325,000	5.80%, 05/01/2065(1)	331,393
745,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	720,074
1,585,000	Sysco Corp. 5.10%, 09/23/2030	1,634,135
		15,578,122
	Gas - 0.5%
456,000	Boston Gas Co. 3.76%, 03/16/2032(1)	429,514
196,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	207,556
1,435,000	MPLX LP 5.50%, 06/01/2034	1,462,396
	NiSource, Inc.
1,280,000	5.35%, 07/15/2035(7)	1,306,914
485,000	5.40%, 06/30/2033	502,792
	Southern California Gas Co.
365,000	5.60%, 04/01/2054	366,269
1,320,000	6.00%, 06/15/2055	1,382,126
1,115,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	1,117,915
		6,775,482
	Healthcare - Products - 0.5%
	Alcon Finance Corp.
554,000	2.75%, 09/23/2026(1)	546,785
340,000	5.75%, 12/06/2052(1)	349,705
	Avantor Funding, Inc.
950,000	3.88%, 11/01/2029(1)	903,417
2,130,000	4.63%, 07/15/2028(1)	2,095,190
980,000	GE HealthCare Technologies, Inc. 5.50%, 06/15/2035	1,015,854
1,187,000	Hologic, Inc. 4.63%, 02/01/2028(1)	1,178,155
464,000	Solventum Corp. 5.40%, 03/01/2029	478,844
1,150,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	1,150,000
		7,717,950
	Healthcare - Services - 0.7%
	Centene Corp.
1,465,000	2.50%, 03/01/2031	1,261,972
530,000	2.63%, 08/01/2031	455,283
2,410,000	Cigna Group 4.88%, 09/15/2032	2,434,300
	Humana, Inc.
695,000	5.38%, 04/15/2031	714,884
1,090,000	5.55%, 05/01/2035	1,110,447
	Icon Investments Six DAC
385,000	5.81%, 05/08/2027	392,803
210,000	6.00%, 05/08/2034	220,437
	UnitedHealth Group, Inc.
1,150,000	2.75%, 05/15/2040	856,897
190,000	3.50%, 08/15/2039	158,480
240,000	4.95%, 05/15/2062	211,032
125,000	5.30%, 02/15/2030	130,125
365,000	5.30%, 06/15/2035	377,309
290,000	5.38%, 04/15/2054	278,508
490,000	5.75%, 07/15/2064	487,848
260,000	6.05%, 02/15/2063	271,580
		9,361,905
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
$ 1,446,000	5.13%, 08/01/2030(1)	$1,441,374
1,218,000	5.75%, 01/15/2028(1)	1,234,992
		2,676,366
	Insurance - 0.8%
2,310,000	Arthur J. Gallagher & Co. 5.15%, 02/15/2035	2,337,312
	Athene Global Funding
1,410,000	2.65%, 10/04/2031(1)	1,255,778
390,000	2.72%, 01/07/2029(1)	368,925
730,000	4.72%, 10/08/2029(1)(7)	735,873
360,000	Corebridge Global Funding 4.90%, 08/21/2032(1)	361,603
1,025,000	Equitable America Global Funding 4.70%, 09/15/2032(1)	1,019,590
	Equitable Financial Life Global Funding
745,000	1.80%, 03/08/2028(1)	703,358
650,000	5.00%, 03/27/2030(1)	666,010
1,975,000	GA Global Funding Trust 4.50%, 09/18/2030(1)	1,959,114
845,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	853,679
535,000	Marsh & McLennan Cos., Inc. 5.40%, 03/15/2055	524,525
		10,785,767
	Internet - 0.4%
2,540,000	Alphabet, Inc. 5.30%, 05/15/2065	2,527,382
1,193,000	Gen Digital, Inc. 6.75%, 09/30/2027(1)	1,211,284
	Meta Platforms, Inc.
620,000	5.40%, 08/15/2054	612,549
1,335,000	5.55%, 08/15/2064	1,325,191
		5,676,406
	Investment Company Security - 0.5%
	Ares Strategic Income Fund
1,245,000	5.15%, 01/15/2031(1)(7)	1,230,175
1,900,000	5.80%, 09/09/2030(1)	1,930,804
1,460,000	HPS Corporate Lending Fund 5.85%, 06/05/2030(1)	1,485,970
1,720,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	1,778,264
		6,425,213
	IT Services - 0.4%
	Hewlett Packard Enterprise Co.
320,000	5.00%, 10/15/2034	317,512
1,300,000	5.60%, 10/15/2054	1,243,273
2,305,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,363,316
1,075,000	International Business Machines Corp. 4.80%, 02/10/2030	1,100,080
		5,024,181
	Lodging - 0.1%
	Las Vegas Sands Corp.
575,000	5.63%, 06/15/2028	587,852
935,000	6.00%, 06/14/2030	973,655
		1,561,507
	Machinery-Diversified - 0.1%
860,000	Regal Rexnord Corp. 6.05%, 04/15/2028	889,611
875,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	894,218
		1,783,829

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Media - 0.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 515,000	2.25%, 01/15/2029	$478,971
525,000	2.80%, 04/01/2031	473,682
665,000	3.70%, 04/01/2051	438,707
695,000	5.25%, 04/01/2053	580,741
600,000	5.85%, 12/01/2035	605,731
1,400,000	6.38%, 10/23/2035	1,466,681
520,000	6.48%, 10/23/2045	513,712
	Comcast Corp.
1,025,000	2.89%, 11/01/2051	631,370
854,000	2.94%, 11/01/2056	506,772
	Cox Communications, Inc.
495,000	2.60%, 06/15/2031(1)	441,126
320,000	5.45%, 09/01/2034(1)	318,842
930,000	5.95%, 09/01/2054(1)	864,203
	Paramount Global
580,000	5.25%, 04/01/2044	476,618
260,000	5.85%, 09/01/2043	237,470
880,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,032,407
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	811,404
		9,878,437
	Mining - 0.4%
1,160,000	Anglo American Capital PLC 4.50%, 03/15/2028(1)	1,166,509
	Glencore Funding LLC
1,155,000	5.37%, 04/04/2029(1)	1,190,108
360,000	5.63%, 04/04/2034(1)	374,671
830,000	6.38%, 10/06/2030(1)	895,876
375,000	6.50%, 10/06/2033(1)	413,248
935,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,026,412
	Rio Tinto Finance USA PLC
265,000	5.00%, 03/14/2032	272,413
500,000	5.88%, 03/14/2065	520,877
		5,860,114
	Miscellaneous Manufacturing - 0.1%
1,360,000	Siemens Funding BV 4.60%, 05/28/2030(1)	1,384,470
	Oil & Gas - 1.9%
	Aker BP ASA
1,020,000	4.00%, 01/15/2031(1)	983,004
1,400,000	5.80%, 10/01/2054(1)	1,297,955
560,000	6.00%, 06/13/2033(1)	587,600
	APA Corp.
675,000	6.10%, 02/15/2035	689,849
1,025,000	6.75%, 02/15/2055	1,033,247
930,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	937,801
	ConocoPhillips Co.
725,000	3.80%, 03/15/2052	544,728
265,000	4.03%, 03/15/2062	197,829
280,000	5.30%, 05/15/2053	266,914
680,000	5.65%, 01/15/2065	667,010
690,000	5.70%, 09/15/2063	684,159
	Coterra Energy, Inc.
720,000	5.40%, 02/15/2035	725,747
975,000	5.60%, 03/15/2034	1,002,272
	Diamondback Energy, Inc.
550,000	5.55%, 04/01/2035	564,628
285,000	5.90%, 04/18/2064	274,365
300,000	6.25%, 03/15/2053	307,236
	Ecopetrol SA
1,345,000	7.75%, 02/01/2032	1,391,823
1,260,000	8.38%, 01/19/2036	1,301,307
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Oil & Gas - 1.9% - (continued)
	Energean Israel Finance Ltd.
$ 1,790,000	5.88%, 03/30/2031(9)	$1,712,913
550,000	8.50%, 09/30/2033(9)	580,587
965,000	Eni SpA 5.50%, 05/15/2034(1)	992,716
	EOG Resources, Inc.
535,000	5.00%, 07/15/2032	547,409
800,000	5.35%, 01/15/2036	821,405
250,000	5.65%, 12/01/2054	250,278
850,000	EQT Corp. 4.50%, 01/15/2029	850,122
1,697,000	Hess Corp. 7.13%, 03/15/2033	1,969,335
690,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(9)	691,552
	TotalEnergies Capital SA
525,000	5.43%, 09/10/2064	505,502
855,000	5.64%, 04/05/2064	851,840
	Var Energi ASA
1,240,000	5.88%, 05/22/2030(1)	1,289,347
1,030,000	6.50%, 05/22/2035(1)	1,095,206
1,745,000	Viper Energy Partners LLC 5.70%, 08/01/2035	1,774,176
		27,389,862
	Packaging & Containers - 0.3%
3,460,000	Ball Corp. 6.00%, 06/15/2029	3,541,812
	Pharmaceuticals - 0.6%
	Cardinal Health, Inc.
1,965,000	4.50%, 09/15/2030	1,970,990
1,645,000	5.00%, 11/15/2029	1,686,770
1,065,000	Cencora, Inc. 4.85%, 12/15/2029	1,086,663
	CVS Health Corp.
300,000	1.75%, 08/21/2030	263,328
323,000	1.88%, 02/28/2031	280,725
522,000	2.13%, 09/15/2031	453,102
745,000	5.45%, 09/15/2035	758,114
705,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	727,726
965,000	Viatris, Inc. 3.85%, 06/22/2040	735,893
		7,963,311
	Pipelines - 1.6%
1,425,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	1,455,798
	Columbia Pipelines Holding Co. LLC
488,000	5.10%, 10/01/2031(1)	495,531
565,000	5.68%, 01/15/2034(1)	582,056
62,000	Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(1)	66,156
810,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	835,102
	Enbridge, Inc.
335,000	5.55%, 06/20/2035	345,473
85,000	5.63%, 04/05/2034	88,723
558,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(8)	591,719
	Energy Transfer LP
1,265,000	5.70%, 04/01/2035	1,306,213
720,000	6.40%, 12/01/2030	780,348
	Enterprise Products Operating LLC
230,000	3.30%, 02/15/2053	156,572
875,000	4.60%, 01/15/2031	884,076
180,000	5.20%, 01/15/2036	182,950
575,000	5.55%, 02/16/2055	568,323
966,014	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	820,307
	Hess Midstream Operations LP
1,899,000	4.25%, 02/15/2030(1)	1,840,582
655,000	6.50%, 06/01/2029(1)	675,524

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Pipelines - 1.6% - (continued)
	MPLX LP
$ 985,000	4.80%, 02/15/2031	$990,945
1,410,000	5.00%, 01/15/2033	1,406,564
525,000	5.40%, 09/15/2035	526,140
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	198,304
310,000	4.75%, 10/15/2031	310,099
1,290,000	5.05%, 11/01/2034	1,272,172
1,095,000	5.40%, 10/15/2035	1,099,117
430,000	6.05%, 09/01/2033	455,967
240,000	6.10%, 11/15/2032	257,175
110,000	6.63%, 09/01/2053	117,017
60,000	7.15%, 01/15/2051	67,226
	Targa Resources Corp.
350,000	4.90%, 09/15/2030	355,505
1,330,000	5.55%, 08/15/2035	1,356,493
600,000	5.65%, 02/15/2036	614,348
145,000	6.50%, 03/30/2034	157,887
695,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	659,099
	Whistler Pipeline LLC
50,000	5.40%, 09/30/2029(1)	51,422
506,000	5.70%, 09/30/2031(1)	526,031
421,000	5.95%, 09/30/2034(1)	433,923
		22,530,887
	Real Estate Investment Trusts - 0.5%
1,135,000	American Tower Corp. 2.70%, 04/15/2031	1,035,506
985,000	Cousins Properties LP 5.38%, 02/15/2032	1,009,893
	Crown Castle, Inc.
195,000	2.10%, 04/01/2031	170,726
1,595,000	2.25%, 01/15/2031	1,419,525
1,035,000	3.10%, 11/15/2029	984,554
1,685,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	1,718,725
		6,338,929
	Retail - 0.3%
	AutoZone, Inc.
235,000	4.75%, 02/01/2033	235,359
155,000	5.40%, 07/15/2034	160,753
360,000	6.55%, 11/01/2033	401,880
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	3,286,482
440,000	5.63%, 01/01/2030(1)	439,362
		4,523,836
	Semiconductors - 1.2%
1,120,000	Applied Materials, Inc. 4.60%, 01/15/2036	1,108,405
	Broadcom, Inc.
840,000	4.15%, 02/15/2028	842,191
1,015,000	4.20%, 10/15/2030(7)	1,013,269
395,000	5.05%, 07/12/2029	406,884
1,570,000	5.20%, 07/15/2035	1,618,044
	Foundry JV Holdco LLC
595,000	5.50%, 01/25/2031(1)	617,414
690,000	5.90%, 01/25/2033(1)	727,595
410,000	6.10%, 01/25/2036(1)	435,585
1,805,000	6.15%, 01/25/2032(1)	1,929,246
	Intel Corp.
350,000	3.10%, 02/15/2060(7)	207,405
899,000	3.25%, 11/15/2049	597,375
1,845,000	3.73%, 12/08/2047	1,362,744
470,000	4.10%, 05/11/2047	366,996
340,000	4.15%, 08/05/2032	327,971
170,000	4.75%, 03/25/2050	144,010
650,000	5.20%, 02/10/2033(7)	664,537
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.7% - (continued)
	Semiconductors - 1.2% - (continued)
	Marvell Technology, Inc.
$ 595,000	2.45%, 04/15/2028	$569,941
720,000	2.95%, 04/15/2031	664,953
1,050,000	Micron Technology, Inc. 5.65%, 11/01/2032	1,101,902
1,250,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,148,478
995,000	QUALCOMM, Inc. 4.75%, 05/20/2032	1,013,436
		16,868,381
	Software - 0.8%
965,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	938,505
	Open Text Corp.
2,960,000	3.88%, 12/01/2029(1)	2,797,942
830,000	6.90%, 12/01/2027(1)	863,546
	Oracle Corp.
725,000	2.88%, 03/25/2031	665,721
580,000	2.95%, 04/01/2030	546,496
735,000	3.85%, 04/01/2060	505,437
335,000	3.95%, 03/25/2051	249,075
285,000	4.10%, 03/25/2061	205,202
910,000	4.70%, 09/27/2034	888,689
3,170,000	4.80%, 09/26/2032	3,173,812
245,000	5.25%, 02/03/2032	252,582
480,000	5.50%, 09/27/2064	439,601
		11,526,608
	Telecommunications - 0.6%
	NTT Finance Corp.
1,060,000	4.88%, 07/16/2030(1)	1,077,037
3,845,000	5.17%, 07/16/2032(1)	3,937,924
	T-Mobile USA, Inc.
1,235,000	2.55%, 02/15/2031	1,122,147
750,000	3.50%, 04/15/2031	713,427
380,000	3.88%, 04/15/2030	372,624
355,000	4.70%, 01/15/2035	348,646
210,000	5.05%, 07/15/2033	214,507
425,000	5.13%, 05/15/2032	437,392
275,000	5.75%, 01/15/2034	291,395
		8,515,099
	Total Corporate Bonds (cost $372,852,676)	$375,908,400
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
	Bermuda - 0.1%
	Bermuda Government International Bonds
735,000	2.38%, 08/20/2030(1)	$669,585
695,000	5.00%, 07/15/2032(1)	711,458
		1,381,043
	Bulgaria - 0.2%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(9)	566,396
1,195,000	4.88%, 05/13/2036(9)	1,545,042
		2,111,438
	Chile - 0.1%
1,115,000	Chile Government International Bonds 1.25%, 01/22/2051	718,395
	Hungary - 0.1%
	Hungary Government International Bonds
1,355,000	1.63%, 04/28/2032(9)	1,407,846
$ 495,000	5.38%, 09/26/2030(1)	509,215
		1,917,061
	Indonesia - 0.1%
EUR 1,495,000	Indonesia Government International Bonds 1.10%, 03/12/2033	1,461,724

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.2% - (continued)
	Israel - 0.1%
	Israel Government International Bonds
$ 920,000	2.75%, 07/03/2030	$847,722
1,090,000	5.38%, 02/19/2030	1,124,301
		1,972,023
	Ivory Coast - 0.1%
EUR 1,405,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(9)	1,571,360
	Mexico - 0.6%
	Mexico Government International Bonds
$ 765,000	3.50%, 02/12/2034	664,402
1,970,000	5.38%, 03/22/2033	1,964,090
380,000	6.00%, 05/07/2036	388,303
225,000	6.35%, 02/09/2035	237,605
1,615,000	6.63%, 01/29/2038	1,697,381
2,050,000	6.88%, 05/13/2037	2,210,925
1,375,000	7.38%, 05/13/2055	1,509,076
		8,671,782
	North Macedonia - 0.2%
EUR 2,165,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	2,542,868
	Peru - 0.1%
$ 880,000	Peru Government International Bonds 5.88%, 08/08/2054	882,640
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 735,000	1.20%, 04/28/2033	728,353
710,000	1.75%, 04/28/2041	610,337
		1,338,690
	Romania - 0.4%
	Romania Government International Bonds
1,010,000	2.63%, 12/02/2040(1)	758,692
4,405,000	2.75%, 04/14/2041(9)	3,332,009
$ 1,288,000	5.75%, 03/24/2035(1)	1,240,248
306,000	7.50%, 02/10/2037(1)	328,411
		5,659,360
	Total Foreign Government Obligations (cost $31,426,012)	$30,228,384
MUNICIPAL BONDS - 1.0%
	Development - 0.2%
3,315,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$3,258,030
	General - 0.4%
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,782,064
	School District - 0.2%
	Chicago Board of Education, IL, GO
1,115,000	6.14%, 12/01/2039	1,059,988
1,540,000	6.32%, 11/01/2029	1,525,886
		2,585,874
	Transportation - 0.2%
1,775,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	1,969,491
	Total Municipal Bonds (cost $14,409,639)	$13,595,459
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
$ 788,204	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(11)(12)	$3,941
	Total Senior Floating Rate Interests (cost $788,204)	$3,941
U.S. GOVERNMENT AGENCIES - 48.0%
	Mortgage-Backed Agencies - 48.0%
	Federal Home Loan Mortgage Corp. - 8.3%
32,073	0.00%, 11/15/2036(13)(14)	$27,064
5,629,940	0.57%, 12/25/2033(3)(4)	158,049
4,226,960	0.72%, 10/25/2026(3)(4)	20,448
18,359,065	0.72%, 03/25/2027(3)(4)	125,828
17,137,462	0.81%, 12/25/2030(3)(4)	535,023
9,607,186	0.87%, 06/25/2027(3)(4)	91,748
4,174,489	0.96%, 11/25/2030(3)(4)	153,580
1,617,578	1.00%, 02/25/2051	1,414,618
7,614,358	1.11%, 10/25/2030(3)(4)	311,954
12,730,163	1.21%, 06/25/2030(3)(4)	563,429
3,991,847	1.39%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(3)	288,045
7,485,089	1.50%, 05/15/2037(3)	388,741
766,078	1.50%, 11/01/2051	588,613
6,161,317	1.67%, 05/25/2030(3)(4)	373,860
532,252	1.75%, 10/15/2042	466,379
481,847	2.00%, 06/01/2036	445,855
257,656	2.00%, 12/01/2040	221,622
1,650,043	2.00%, 05/01/2041	1,429,036
1,828,508	2.00%, 12/01/2041	1,581,457
1,513,771	2.00%, 10/01/2050	1,232,191
1,427,177	2.00%, 02/01/2051	1,166,357
5,637,628	2.00%, 03/01/2051	4,589,960
2,561,907	2.00%, 04/01/2051	2,081,064
1,408,035	2.00%, 05/01/2051	1,155,027
608,450	2.00%, 08/01/2051	494,751
617,813	2.00%, 11/01/2051	504,500
2,313,304	2.00%, 04/01/2052	1,892,886
3,326,126	2.00%, 06/15/2052(3)	438,852
82,368	2.50%, 05/15/2028(3)	1,997
850,524	2.50%, 05/01/2050	730,232
963,392	2.50%, 06/01/2050	823,360
2,388,823	2.50%, 07/01/2050	2,039,516
1,677,400	2.50%, 11/01/2050	1,427,840
513,378	2.50%, 02/01/2051	441,885
1,776,885	2.50%, 03/01/2051	1,503,511
2,224,134	2.50%, 03/25/2051(3)	332,603
653,447	2.50%, 05/01/2051	556,070
783,917	2.50%, 07/01/2051	667,234
985,819	2.50%, 10/01/2051	837,837
2,536,106	2.50%, 03/15/2052(3)	390,250
1,549,678	2.50%, 03/25/2052	1,395,221
2,434,666	2.50%, 04/01/2052	2,065,315
2,870,053	2.50%, 08/25/2052(3)	448,173
166,783	3.00%, 03/15/2028(3)	3,998
328,110	3.00%, 08/01/2029	323,107
939	3.00%, 05/15/2032(3)	0 (15)
1,381,409	3.00%, 10/01/2032	1,345,344
218,815	3.00%, 03/15/2033(3)	15,111
894,495	3.00%, 04/01/2033	871,917
1,506,471	3.00%, 11/01/2036	1,429,298
884,485	3.00%, 01/01/2037	838,783
2,025,000	3.00%, 03/25/2040	1,828,907
3,085,019	3.00%, 11/01/2046	2,792,330
379,662	3.00%, 12/01/2046	344,008
2,414,208	3.00%, 09/25/2051(3)	391,195
1,799,523	3.00%, 10/01/2051	1,605,413
688,985	3.00%, 01/01/2052	614,563

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 909,247	3.00%, 05/01/2052	$808,629
300,482	3.25%, 11/15/2041	282,671
16,273	3.50%, 09/15/2026(3)	188
855	3.50%, 03/15/2027(3)	0 (15)
488,944	3.50%, 05/15/2034(3)	32,839
987,290	3.50%, 08/01/2034	962,538
126,960	3.50%, 03/15/2041(3)	1,767
454,459	3.50%, 10/15/2045	430,784
210,570	3.50%, 06/01/2046	197,939
943,612	3.50%, 12/15/2046	882,827
912,857	3.50%, 03/01/2048	853,285
184,012	3.50%, 08/01/2048	173,204
1,714,556	3.50%, 04/25/2051(3)	348,968
1,905	4.00%, 12/15/2026(3)	20
15,477	4.00%, 07/15/2027(3)	226
16,039	4.00%, 03/15/2028(3)	122
14,880	4.00%, 06/15/2028(3)	144
162,903	4.00%, 07/15/2030(3)	8,627
1,016,818	4.00%, 05/25/2040(3)	153,115
1,088,492	4.00%, 09/15/2041	1,057,292
932,017	4.00%, 05/01/2042	909,485
301,292	4.00%, 08/01/2042	293,383
376,922	4.00%, 09/01/2042	367,028
18,559	4.00%, 07/01/2044	18,312
1,884,052	4.00%, 03/25/2045(3)	310,814
84,015	4.00%, 06/01/2045	80,916
262,289	4.00%, 02/01/2046	252,696
116,572	4.00%, 04/01/2047	113,013
95,083	4.00%, 09/01/2048	91,476
425,537	4.00%, 05/01/2049	409,822
1,641,505	4.00%, 07/01/2049	1,583,088
185,684	4.50%, 09/01/2044	182,455
1,918,945	4.50%, 05/25/2050(3)	380,085
754,070	4.75%, 07/15/2039	763,229
306,284	5.00%, 09/15/2033(3)	39,574
3,402	5.00%, 03/01/2039	3,491
95,713	5.00%, 08/01/2039	98,146
2,540	5.00%, 09/01/2039	2,588
5,336	5.00%, 12/01/2039	5,437
760,360	5.00%, 07/01/2040	768,533
4,994	5.00%, 04/01/2041	5,121
10,430	5.00%, 04/01/2044	10,705
9,597	5.00%, 05/01/2044	9,627
406,695	5.00%, 02/15/2048(3)	79,826
483,978	5.00%, 08/01/2052	483,113
817,151	5.00%, 10/25/2052	818,183
1,288,212	5.00%, 04/01/2053	1,288,279
1,331,754	5.00%, 11/01/2054	1,332,586
5,118	5.50%, 03/01/2028	5,168
22,096	5.50%, 04/01/2033	22,387
241,471	5.50%, 05/01/2034	247,890
4,703	5.50%, 05/01/2037	4,900
13,636	5.50%, 11/01/2037	14,205
2,362,584	5.50%, 12/01/2037	2,416,812
25,650	5.50%, 02/01/2038	26,626
10,988	5.50%, 04/01/2038	11,402
14,188	5.50%, 06/01/2038	14,711
1,431,549	5.50%, 08/01/2038	1,491,295
148,086	5.50%, 09/01/2038	153,603
2,879	5.50%, 12/01/2039	2,986
38,588	5.50%, 02/01/2040	40,042
126,665	5.50%, 05/01/2040	131,488
124,382	5.50%, 08/01/2040	129,067
628,922	5.50%, 06/01/2041	652,094
521,112	5.50%, 10/15/2046(3)	99,966
1,973,815	5.50%, 02/01/2053	2,001,891
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.3% - (continued)
$ 33,814	5.50%, 05/01/2055	$34,112
8,982,588	5.50%, 09/01/2055	9,059,990
478	6.00%, 07/01/2029	489
56,204	6.00%, 10/01/2032	58,121
3,700	6.00%, 11/01/2032	3,782
67,184	6.00%, 12/01/2032	69,327
5,967	6.00%, 11/01/2033	6,200
12,828	6.00%, 01/01/2034	13,329
6,085	6.00%, 02/01/2034	6,319
59,288	6.00%, 08/01/2034	62,347
65,504	6.00%, 09/01/2034	68,174
81,100	6.00%, 01/01/2035	84,477
389,726	6.00%, 11/01/2037	411,089
1,000,183	6.00%, 11/01/2052	1,027,087
1,069,017	6.00%, 12/01/2052	1,102,894
506,890	6.00%, 03/01/2053	525,299
3,999,054	6.00%, 06/01/2054	4,104,239
3,825,492	6.00%, 08/01/2054	3,920,662
88	6.50%, 08/01/2032	91
162,753	6.50%, 07/15/2036	168,913
49,721	6.50%, 12/01/2037	52,712
1,432,000	7.26%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,473,170
14	7.50%, 09/01/2029	14
2,005,000	7.71%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,080,809
3,990,000	7.71%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,140,722
3,340,000	7.76%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	3,415,123
3,815,000	7.86%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	4,022,493
620,000	7.91%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	649,033
1,629,000	8.01%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,672,162
1,705,000	8.06%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,791,853
1,525,000	8.36%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,605,440
2,440,000	8.86%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,580,898
		117,380,054
	Federal National Mortgage Association - 13.2%
33,546	0.00%, 03/25/2036(13)(14)	29,918
313,760	0.00%, 06/25/2041(13)(14)	238,903
6,969,168	0.39%, 01/25/2030(3)(4)	57,064
2,659,768	1.48%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(3)	162,012
4,344,660	1.50%, 09/01/2051	3,338,675
301,074	1.50%, 10/01/2051	231,447
398,918	1.50%, 04/01/2052	306,507
7,828,803	1.58%, 05/25/2029(3)(4)	274,287
4,116,863	1.59%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(3)	219,740
707,100	1.65%, 05/25/2046(3)(4)	34,631
754,818	1.73%, 04/25/2055(2)(3)	34,303
793,132	1.75%, 12/25/2042	720,341
489,444	1.83%, 06/25/2055(3)(4)	24,097
570,862	1.88%, 08/25/2044(3)(4)	38,202
592,672	2.00%, 05/01/2036	544,685
1,330,836	2.00%, 08/01/2036	1,224,961
851,087	2.00%, 09/01/2036	790,101
613,489	2.00%, 12/01/2036	569,522
507,985	2.00%, 09/25/2039	456,777

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 13.2% - (continued)
$ 1,046,201	2.00%, 09/01/2040	$916,570
2,472,159	2.00%, 12/01/2040	2,145,564
1,003,977	2.00%, 04/01/2041	874,016
335,913	2.00%, 05/01/2041	292,415
1,314,819	2.00%, 10/01/2041	1,138,813
944,743	2.00%, 03/25/2050	817,796
5,150,671	2.00%, 12/01/2050	4,192,583
8,425,511	2.00%, 02/01/2051	6,861,234
12,412,793	2.00%, 03/01/2051	10,081,267
468,761	2.00%, 07/01/2051	380,832
616,161	2.00%, 10/01/2051	504,625
3,454,942	2.00%, 03/25/2052(3)	438,224
20,567	2.00%, 04/01/2052	16,624
800,230	2.25%, 04/01/2033	701,388
76,081	2.50%, 06/25/2028(3)	1,748
1,812,418	2.50%, 09/01/2040	1,642,517
74,037	2.50%, 01/01/2043	66,300
1,798,021	2.50%, 02/01/2043	1,614,900
617,633	2.50%, 03/01/2043	554,877
1,334,300	2.50%, 05/01/2043	1,194,863
1,054,998	2.50%, 06/01/2043	937,129
637,775	2.50%, 04/01/2045	553,638
836,860	2.50%, 04/01/2050	712,883
960,169	2.50%, 06/01/2050	818,131
159,438	2.50%, 07/01/2050	135,514
1,531,431	2.50%, 09/01/2050	1,302,124
2,630,175	2.50%, 10/01/2050	2,259,601
1,132,106	2.50%, 01/01/2051	970,661
2,752,923	2.50%, 02/25/2051(3)	467,620
15,028,601	2.50%, 05/01/2051	12,815,553
2,217,296	2.50%, 06/01/2051	1,883,233
1,263,512	2.50%, 07/01/2051	1,075,229
828,617	2.50%, 09/01/2051	705,318
9,702,232	2.50%, 11/01/2051	8,312,443
1,471,143	2.50%, 12/01/2051	1,258,755
1,435,357	2.50%, 01/01/2052	1,227,657
2,136,293	2.50%, 03/01/2052	1,811,383
2,766,047	2.50%, 06/25/2052(3)	446,553
2,733,743	2.50%, 09/25/2052(3)	429,153
1,964,636	2.50%, 01/01/2057	1,666,361
45,453	3.00%, 09/25/2027(3)	847
231,916	3.00%, 01/25/2028(3)	3,265
987,917	3.00%, 04/25/2033(3)	59,727
366,025	3.00%, 08/01/2033	356,548
1,033,129	3.00%, 03/01/2037	980,201
1,539,525	3.00%, 06/01/2043	1,414,179
1,006,117	3.00%, 09/01/2048	909,264
962,731	3.00%, 08/25/2049	880,454
2,330,134	3.00%, 08/01/2050	2,062,934
947,373	3.00%, 10/01/2050	835,582
1,334,492	3.00%, 12/01/2050	1,177,229
429,149	3.00%, 04/01/2051	379,394
1,211,707	3.00%, 05/01/2051	1,090,750
1,391,539	3.00%, 08/01/2051	1,234,578
3,389,381	3.00%, 10/01/2051	3,008,267
4,044,954	3.00%, 11/01/2051	3,575,266
1,850,699	3.00%, 12/01/2051	1,641,312
992,353	3.00%, 04/01/2052	881,262
1,268,036	3.00%, 05/01/2052	1,126,357
39,525	3.50%, 05/25/2027(3)	643
94,366	3.50%, 10/25/2027(3)	2,342
216,334	3.50%, 05/25/2030(3)	10,703
49,409	3.50%, 08/25/2030(3)	1,740
12,034	3.50%, 02/25/2031(3)	71
234,924	3.50%, 09/25/2035(3)	20,779
1,270,099	3.50%, 11/25/2039(3)	109,010
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 13.2% - (continued)
$ 1,678,000	3.50%, 01/25/2042	$1,589,830
1,822,911	3.50%, 08/01/2043	1,716,000
553,605	3.50%, 10/01/2044	520,913
524,752	3.50%, 02/01/2045	493,326
499,211	3.50%, 01/01/2046	469,385
366,407	3.50%, 03/01/2046	344,474
888,046	3.50%, 09/01/2046	829,303
438,865	3.50%, 10/01/2046	410,273
307,998	3.50%, 10/25/2046(3)	56,021
444,934	3.50%, 11/01/2046	417,405
633,243	3.50%, 05/01/2047	594,026
318,798	3.50%, 09/01/2047	298,136
269,532	3.50%, 12/01/2047	252,517
194,917	3.50%, 02/01/2048	181,534
983,538	3.50%, 07/01/2048	921,813
2,118,833	3.50%, 04/01/2052	1,957,383
3,627,628	3.50%, 09/01/2057	3,288,756
2,029,873	3.50%, 05/01/2058	1,840,250
1,131,876	4.00%, 10/01/2040	1,103,964
457,019	4.00%, 11/01/2040	445,583
341,197	4.00%, 12/01/2040	332,619
160,190	4.00%, 02/01/2041	156,130
410,474	4.00%, 03/01/2041	399,730
1,036,310	4.00%, 06/01/2041	1,020,728
148,846	4.00%, 03/25/2042(3)	15,128
191,548	4.00%, 08/01/2042	186,236
426,892	4.00%, 09/01/2042	415,188
75,114	4.00%, 11/25/2042(3)	6,714
64,915	4.00%, 03/01/2045	62,532
250,706	4.00%, 03/01/2046	242,276
102,745	4.00%, 05/01/2046	98,783
418,354	4.00%, 06/01/2046	402,253
1,070,062	4.00%, 10/01/2047	1,028,781
456,588	4.00%, 09/01/2048	438,687
316,202	4.00%, 01/01/2049	306,157
106,408	4.00%, 08/01/2049	102,830
1,927,300	4.00%, 04/01/2050	1,854,581
1,973,984	4.00%, 11/25/2050(3)	400,235
311,035	4.00%, 08/01/2051	301,924
1,334,358	4.00%, 06/01/2052	1,267,188
2,477,609	4.39%, 04/01/2029	2,506,746
320	4.50%, 07/25/2027(3)	1
261,456	4.50%, 09/01/2035	263,370
902,225	4.50%, 12/01/2037	906,138
863,513	4.50%, 08/01/2040	867,322
886,335	4.50%, 10/01/2040	889,294
462,199	4.50%, 10/01/2041	462,696
1,045,198	4.50%, 08/25/2043(3)	220,543
369,358	4.50%, 09/01/2043	370,590
497,153	4.50%, 04/01/2049	489,957
2,239,692	4.50%, 01/01/2051	2,175,923
1,532,659	4.50%, 03/01/2053	1,490,980
380,000	4.75%, 04/01/2028	385,600
98,885	5.00%, 04/25/2038	99,786
1,203,501	5.00%, 12/25/2051	1,204,923
1,638,197	5.00%, 07/01/2052	1,635,267
1,140,166	5.00%, 08/01/2052	1,139,537
2,050,000	5.07%, 12/01/2028	2,111,355
57,368	5.50%, 06/01/2033	58,797
54,888	5.50%, 08/01/2033	55,668
318,248	5.50%, 09/01/2033	325,922
281,521	5.50%, 12/01/2033	288,415
207,407	5.50%, 01/01/2034	212,599
1,100,754	5.50%, 11/01/2035	1,143,915
313,806	5.50%, 04/01/2036	326,508
215,232	5.50%, 09/01/2036	220,593

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 13.2% - (continued)
$ 191,579	5.50%, 04/25/2037	$198,011
765,544	5.50%, 04/01/2038	783,121
2,519,457	5.50%, 08/01/2040	2,577,370
849,338	5.50%, 11/25/2040(3)	98,297
731,718	5.50%, 06/25/2042(3)	164,416
883,140	5.50%, 08/25/2044(3)	136,588
1,588,291	5.50%, 03/25/2052	1,608,014
1,456,162	5.50%, 04/25/2052	1,471,749
1,873,392	5.50%, 11/01/2052	1,902,473
3,980,594	5.50%, 12/01/2052	4,037,833
2,035,403	5.50%, 06/01/2053	2,064,172
7,102,234	5.50%, 04/01/2055	7,163,431
8,691,321	5.50%, 05/01/2055	8,766,211
12,235	5.52%, 05/25/2042(3)(4)	819
102,458	6.00%, 12/01/2032	107,019
124,470	6.00%, 01/01/2033	127,157
17,127	6.00%, 02/01/2033	17,509
101,586	6.00%, 03/01/2033	104,679
294,966	6.00%, 02/01/2037	310,824
388,168	6.00%, 01/25/2042(3)	20,256
1,136,712	6.00%, 05/01/2053	1,178,518
1,272,862	6.00%, 09/01/2054	1,304,592
110	6.50%, 05/01/2031	114
357	6.50%, 09/01/2031	372
348	6.50%, 07/01/2032	359
257	7.00%, 07/01/2029	269
50	7.00%, 12/01/2030	52
46	7.00%, 03/01/2032	48
179	7.50%, 06/01/2027	181
3,036	7.50%, 03/01/2030	3,109
4,274	7.50%, 04/01/2030	4,324
335	7.50%, 06/01/2030	345
735	7.50%, 07/01/2030	756
213	7.50%, 08/01/2030	219
612	7.50%, 05/01/2031	615
2,969	7.50%, 06/01/2031	2,983
220	7.50%, 08/01/2031	220
12,063	7.50%, 09/01/2031	12,116
26	7.50%, 05/01/2032	27
		186,076,177
	Government National Mortgage Association - 8.5%
2,152,488	2.00%, 10/20/2050	1,780,237
4,129,631	2.00%, 12/20/2050	3,414,163
8,245,000	2.00%, 10/20/2055(16)	6,813,580
333,135	2.50%, 12/16/2039	317,454
691,158	2.50%, 07/20/2041	630,172
1,681,488	2.50%, 11/20/2049	1,458,048
1,342,567	2.50%, 03/20/2051	1,156,822
34,725,000	2.50%, 10/20/2055(16)	29,890,485
56,585	3.00%, 09/20/2028(3)	567
1,321,368	3.00%, 05/20/2035(3)	60,731
225,035	3.00%, 02/16/2043(3)	29,783
1,172,294	3.00%, 03/15/2045	1,054,992
59,328	3.00%, 04/15/2045	53,394
1,024,797	3.00%, 07/15/2045	922,262
20,444	3.00%, 08/15/2045	18,399
6,328,847	3.00%, 04/20/2051	5,660,263
711,643	3.00%, 06/20/2051	635,904
1,916,833	3.00%, 08/20/2051	1,712,817
9,673	3.50%, 02/16/2027(3)	48
48,268	3.50%, 03/20/2027(3)	252
36,515	3.50%, 07/20/2040(3)	328
234,387	3.50%, 04/20/2042(3)	6,816
1,215,372	3.50%, 10/20/2042(3)	170,702
135,875	3.50%, 11/15/2042	127,401
3,834	3.50%, 12/15/2042	3,588
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Government National Mortgage Association - 8.5% - (continued)
$ 89,523	3.50%, 02/15/2043	$83,689
4,288	3.50%, 03/15/2043	4,009
804,507	3.50%, 04/15/2043	752,073
1,602,930	3.50%, 05/15/2043	1,498,507
406,227	3.50%, 07/20/2043(3)	63,960
904,024	3.50%, 03/20/2044	850,579
1,172,340	3.50%, 06/20/2046	1,090,950
297,133	3.50%, 07/20/2046	274,637
313,474	3.50%, 10/20/2046	291,451
1,238,462	3.50%, 02/20/2047	1,150,670
364,614	3.50%, 08/20/2047	338,464
253,576	3.50%, 11/20/2047	235,389
309,475	3.50%, 03/20/2048	287,279
420,744	3.50%, 06/20/2049	387,403
950,462	3.50%, 07/20/2049	875,044
1,024,885	3.50%, 11/20/2049	943,293
302,852	3.50%, 06/20/2050	278,093
963,986	3.50%, 02/20/2051	887,313
721,941	3.88%, 08/15/2042	692,403
3,850	4.00%, 12/16/2026(3)	2
80,346	4.00%, 05/20/2029(3)	459
1,312,731	4.00%, 07/20/2040	1,270,592
1,446,141	4.00%, 09/20/2040	1,399,719
2,287,094	4.00%, 10/20/2040	2,212,164
586,616	4.00%, 12/20/2040	564,532
97,768	4.00%, 05/16/2042(3)	8,122
1,989,679	4.00%, 09/16/2042(3)	418,296
103,919	4.00%, 01/20/2044(3)	20,224
756,986	4.00%, 01/16/2046(3)	123,748
670,392	4.00%, 03/20/2047(3)	108,655
300,897	4.00%, 11/20/2047	284,146
870,384	4.00%, 03/20/2048	823,856
2,361,527	4.00%, 07/20/2048	2,257,371
40,209	4.50%, 11/15/2039	39,619
425,324	4.50%, 05/15/2040	422,512
1,451,513	4.50%, 05/20/2040	1,460,105
85,160	4.50%, 07/15/2041	83,879
1,339,210	4.50%, 08/20/2045(3)	252,749
128,563	4.50%, 01/20/2046	127,421
813,454	4.50%, 01/20/2047(3)	90,288
1,005,530	4.50%, 05/20/2048(3)	152,921
286,690	4.50%, 05/20/2052	280,240
830,638	4.50%, 08/20/2052	811,694
760,934	4.50%, 09/20/2052	743,462
3,460,194	4.50%, 10/20/2052	3,380,206
3,190,000	4.50%, 10/20/2055(16)	3,093,029
848,323	5.00%, 02/16/2040(3)	168,191
761,816	5.00%, 05/20/2040	781,085
605,914	5.00%, 06/20/2040	623,090
238,628	5.00%, 07/20/2040	244,805
445,473	5.00%, 06/15/2041	455,631
418,014	5.00%, 10/16/2041(3)	70,857
644,498	5.00%, 03/15/2044	659,440
180,049	5.00%, 01/16/2047(3)	36,063
3,242,457	5.00%, 07/15/2052	3,229,612
812,500	5.00%, 10/20/2054(16)	808,128
326,311	5.50%, 10/20/2034	337,306
546,371	5.50%, 03/20/2039(3)	42,370
565,639	5.50%, 07/15/2041	586,298
523,934	5.50%, 02/16/2047(3)	70,939
345,948	5.50%, 02/20/2047(3)	50,890
9,030,000	5.50%, 10/20/2054(16)	9,097,204
285	6.00%, 01/15/2029	291
205	6.00%, 04/15/2029	210
9,663	6.00%, 12/15/2031	9,981
237	6.00%, 10/15/2032	250

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Government National Mortgage Association - 8.5% - (continued)
$ 7,673	6.00%, 06/15/2033	$7,881
157	6.00%, 03/15/2034	161
12,829	6.00%, 08/15/2034	13,347
22,536	6.00%, 09/15/2034	23,564
14,734	6.00%, 02/15/2035	15,521
27,298	6.00%, 03/15/2036	28,665
27,733	6.00%, 05/15/2036	28,749
66,592	6.00%, 06/15/2036	69,802
7,470	6.00%, 06/15/2037	7,772
16,763	6.00%, 08/15/2037	17,395
28,854	6.00%, 08/15/2039	29,915
542,141	6.00%, 09/20/2040(3)	86,802
43,920	6.00%, 06/15/2041	46,105
553,110	6.00%, 02/20/2046(3)	64,738
9,363,000	6.00%, 10/20/2054(16)	9,522,298
721,893	6.00%, 07/20/2055	734,707
3,094,094	6.00%, 09/20/2055	3,153,883
6,003	6.50%, 06/15/2028	6,189
325	6.50%, 08/15/2028	330
422	6.50%, 09/15/2028	428
350	6.50%, 11/15/2028	355
1,985	6.50%, 12/15/2028	2,011
3,850	6.50%, 02/15/2029	3,927
19,640	6.50%, 03/15/2029	19,847
8,564	6.50%, 04/15/2029	8,819
2,781	6.50%, 05/15/2029	2,873
51,972	6.50%, 06/15/2029	53,373
1,639	6.50%, 07/15/2029	1,667
33	6.50%, 03/15/2031	34
56,146	6.50%, 04/15/2031	58,199
14,082	6.50%, 05/15/2031	14,533
1,121	6.50%, 06/15/2031	1,157
55,214	6.50%, 07/15/2031	56,760
10,152	6.50%, 08/15/2031	10,440
17,271	6.50%, 09/15/2031	17,880
32,044	6.50%, 10/15/2031	32,926
113,727	6.50%, 11/15/2031	117,326
17,969	6.50%, 12/15/2031	18,323
36,312	6.50%, 01/15/2032	37,358
11,737	6.50%, 02/15/2032	12,109
20,047	6.50%, 03/15/2032	20,788
73,731	6.50%, 04/15/2032	76,193
177	6.50%, 05/15/2032	182
10,541	6.50%, 06/15/2032	10,791
141	7.00%, 02/15/2031	143
60	7.00%, 06/15/2031	60
		119,043,392
	Uniform Mortgage-Backed Security - 18.0%
580,000	2.50%, 10/01/2055(16)	488,557
154,000	4.00%, 10/01/2055(16)	145,124
11,600,000	4.50%, 10/01/2039(16)	11,584,699
6,600,000	4.50%, 10/01/2055(16)	6,401,062
13,000,000	5.00%, 10/01/2039(16)	13,133,897
19,485,000	5.00%, 10/01/2055(16)	19,322,440
13,035,000	5.50%, 10/01/2039(16)	13,321,152
78,799,000	5.50%, 10/01/2054(16)	79,448,144
42,535,000	5.50%, 11/01/2054(16)	42,857,156
26,798,000	6.00%, 10/01/2054(16)	27,376,506
26,785,000	6.00%, 11/01/2054(16)	27,357,994
8,195,000	6.50%, 10/01/2054(16)	8,468,579
2,670,000	7.00%, 10/01/2054(16)	2,792,482
		252,697,792
	Total U.S. Government Agencies (cost $694,061,758)	$675,197,415
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 25.4%
	U.S. Treasury Securities - 25.4%
	U.S. Treasury Bonds - 13.4%
$ 24,645,000	1.25%, 05/15/2050	$12,088,565
5,115,000	1.88%, 11/15/2051	2,893,571
7,090,000	2.25%, 08/15/2046	4,730,359
15,065,000	2.25%, 02/15/2052	9,344,419
7,860,000	2.38%, 11/15/2049	5,142,774
70,315,000	2.88%, 08/15/2045	53,431,160
6,175,000	3.00%, 02/15/2047	4,715,191
17,565,000	3.38%, 05/15/2044(17)	14,658,541
35,500,000	3.38%, 11/15/2048(18)	28,517,871
12,035,000	3.63%, 05/15/2053	9,940,158
28,222,000	4.25%, 08/15/2054	26,052,434
4,685,000	4.75%, 05/15/2055	4,699,641
6,255,000	4.75%, 08/15/2055	6,276,502
6,250,000	4.88%, 08/15/2045	6,389,648
		188,880,834
	U.S. Treasury Inflation-Indexed Bonds - 3.1%
11,226,559	0.25%, 02/15/2050(19)	6,634,027
3,688,204	0.63%, 02/15/2043(19)	2,799,145
19,799,822	0.75%, 02/15/2042(19)	15,690,653
8,848,046	0.75%, 02/15/2045(19)	6,592,884
3,231,068	1.00%, 02/15/2046(19)	2,489,784
11,095,330	1.38%, 02/15/2044(19)	9,482,495
		43,688,988
	U.S. Treasury Notes - 8.9%
45,420,000	2.25%, 11/15/2027	44,156,756
29,565,000	3.88%, 07/15/2028	29,756,711
32,405,000	4.13%, 11/30/2031	32,865,759
17,305,000	4.25%, 11/15/2034	17,500,357
		124,279,583
	Total U.S. Government Securities (cost $418,469,436)	$356,849,405
COMMON STOCKS - 0.0%
	Energy - 0.0%
30,559	PES Energy Liquidating Trust*(5)(20)	$—
	Total Common Stocks (cost $265,121)	$—
	Total Long-Term Investments (cost $1,793,564,048)	$1,705,692,761
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.1%
1,344,116
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at
4.20%, due on 10/01/2025 with a
maturity value of $1,344,273;
collateralized by U.S. Treasury
Inflation-Indexed Note at 0.63%,
maturing 07/15/2032, with a market
value of $1,371,196
		$1,344,116

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.5%
6,896,783	State Street Navigator Securities Lending Government Money Market Portfolio, 4.12%(21)		$6,896,783
	Total Short-Term Investments (cost $8,240,899)		$8,240,899
	Total Investments Excluding Purchased Options (cost $1,801,804,947)	122.0%	$1,713,933,660
	Total Purchased Options (cost $340,560)	0.0%	$309,660
	Total Investments (cost $1,802,145,507)	122.0%	$1,714,243,320
	Other Assets and Liabilities	(22.0)%	(308,693,566)
	Net Assets	100.0%	$1,405,549,754
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2025, the aggregate value of these securities was
$369,027,220, representing 26.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Investment valued using significant unobservable inputs.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2025, the aggregate value of these securities was $13,854,959, representing 1.0% of net assets.

(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2025.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Market value is less than $1.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of September 30, 2025, the market value of securities pledged was $6,008,625.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2025, the market value of securities pledged was $6,101,218.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	30,559	$265,121	$—

(21)	Current yield as of period end.

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

OTC Swaptions Outstanding at September 30, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap*	GSC	4.13%	Pay	07/31/2028	USD	3,225,000	$175,318	$170,280	$5,038
Put
10 Year Interest Rate Swap*	GSC	4.13%	Pay	07/31/2028	USD	3,225,000	$134,342	$170,280	$(35,938)
Total purchased OTC swaption contracts							$309,660	$340,560	$(30,900)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at September 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	484	12/15/2025	$36,302,314	$(56,225)
Canadian 10-Year Bond Future	456	12/18/2025	40,124,854	890,310
Long Gilt Future	118	12/29/2025	14,416,139	20,751
U.S. Treasury 5-Year Note Future	165	12/31/2025	18,017,227	(99,015)
U.S. Treasury 10-Year Ultra Future	492	12/19/2025	56,618,437	249,812
U.S. Treasury Ultra Bond Future	48	12/19/2025	5,763,000	148,435
Total				$1,154,068
Short position contracts:
Euro BUXL 30-Year Bond Future	(67)	12/08/2025	$(9,005,156)	$(197,867)
Euro-BTP Italian Bond Future	(69)	12/08/2025	(9,708,178)	(99,147)
Euro-BUND Future	(252)	12/08/2025	(38,038,819)	20,461
Euro-Schatz Future	(324)	12/08/2025	(40,694,381)	32,002
French Government Bond Future	(125)	12/08/2025	(17,808,881)	(186,440)
U.S. Treasury 2-Year Note Future	(372)	12/31/2025	(77,524,219)	51,341
U.S. Treasury 10-Year Note Future	(94)	12/19/2025	(10,575,000)	57,304
U.S. Treasury Long Bond Future	(195)	12/19/2025	(22,735,781)	(259,165)
Total				$(581,511)
Total futures contracts				$572,557

TBA Sale Commitments Outstanding at September 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.50%	$3,200,000	10/20/2055	$(2,917,171)	$53,079
Government National Mortgage Association, 4.00%	3,050,000	10/20/2055	(2,867,302)	34,115
Uniform Mortgage-Backed Security, 2.00%	3,210,000	10/01/2055	(2,586,504)	(15,870)
Uniform Mortgage-Backed Security, 2.00%	2,100,000	10/01/2040	(1,929,580)	11,402
Uniform Mortgage-Backed Security, 3.00%	5,795,000	10/01/2055	(5,089,176)	7,708
Uniform Mortgage-Backed Security, 3.00%	1,925,000	10/01/2040	(1,843,760)	11,684
Uniform Mortgage-Backed Security, 3.50%	818,000	10/01/2055	(747,260)	443
Uniform Mortgage-Backed Security, 4.00%	17,933,000	10/01/2055	(16,899,386)	83,174
Uniform Mortgage-Backed Security, 4.00%	12,365,000	11/01/2055	(11,650,380)	22,008
Uniform Mortgage-Backed Security, 4.50%	6,600,000	11/01/2055	(6,398,741)	1,454
Uniform Mortgage-Backed Security, 4.50%	13,200,000	10/01/2055	(12,802,124)	(26,678)
Uniform Mortgage-Backed Security, 5.00%	19,485,000	10/01/2055	(19,322,440)	76,888
Uniform Mortgage-Backed Security, 5.00%	21,935,000	11/01/2055	(21,740,004)	125,402
Uniform Mortgage-Backed Security, 6.50%	4,695,000	11/01/2054	(4,854,854)	2,453
Uniform Mortgage-Backed Security, 6.50%	9,395,000	10/01/2054	(9,708,640)	16,110
Total TBA sale commitments (proceeds receivable $121,760,694)			$(121,357,322)	$403,372
At September 30, 2025, the aggregate market value of TBA Sale Commitments represents (8.6)% of total net assets.

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	12,100,000	05/31/2029	Annual	$—	$—	$(123,683)	$(123,683)
4.16% Fixed	12 Mo. USD SOFR	USD	31,330,000	03/19/2045	Annual	—	(58,935)	(825,709)	(766,774)
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	35,842	—	2,104,792	2,068,950
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	39,872	—	711,748	671,876
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(62,745)	760,950	823,695
Total centrally cleared interest rate swaps contracts						$75,714	$(121,680)	$2,628,098	$2,674,064

Foreign Currency Contracts Outstanding at September 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
16,923,722	USD	14,368,000	EUR	DEUT	12/17/2025	$(21,438)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$253,909,757	$—	$252,839,724	$1,070,033
Corporate Bonds	375,908,400	—	375,908,400	—
Foreign Government Obligations	30,228,384	—	30,228,384	—
Municipal Bonds	13,595,459	—	13,595,459	—
Senior Floating Rate Interests	3,941	—	3,941	—
U.S. Government Agencies	675,197,415	—	675,197,415	—
U.S. Government Securities	356,849,405	—	356,849,405	—
Common Stocks	—	—	—	—
Short-Term Investments	8,240,899	6,896,783	1,344,116	—
Purchased Options	309,660	—	309,660	—
Futures Contracts(2)	1,470,416	1,470,416	—	—
Swaps - Interest Rate(2)	3,564,521	—	3,564,521	—
Total	$1,719,278,257	$8,367,199	$1,709,841,025	$1,070,033
Liabilities
Foreign Currency Contracts(2)	$(21,438)	$—	$(21,438)	$—
Futures Contracts(2)	(897,859)	(897,859)	—	—
Swaps - Interest Rate(2)	(890,457)	—	(890,457)	—
TBA Sale Commitments	(121,357,322)	—	(121,357,322)	—
Total	$(123,167,076)	$(897,859)	$(122,269,217)	$—

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

45

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.4%
	Asset-Backed - Automobile - 26.9%
$ 371,395	American Heritage Auto Receivables Trust 4.83%, 03/15/2028(1)	$372,233
	AmeriCredit Automobile Receivables Trust
516,105	1.01%, 01/19/2027	513,549
470,910	5.75%, 02/18/2028	471,532
	ARI Fleet Lease Trust
2,300,000	4.38%, 01/17/2034(1)	2,307,918
615,000	4.59%, 03/15/2034(1)	618,803
195,031	5.30%, 11/15/2032(1)	196,296
165,225	5.41%, 02/17/2032(1)	165,472
1,886,000	5.89%, 07/15/2032(1)	1,927,387
199,006	6.05%, 07/15/2032(1)	200,695
800,000	BMW Vehicle Lease Trust 4.43%, 09/27/2027	802,753
	BMW Vehicle Owner Trust
1,463,865	4.43%, 10/25/2027	1,465,792
1,447,276	5.47%, 02/25/2028	1,457,498
	BofA Auto Trust
2,500,000	4.35%, 11/20/2029(1)	2,515,979
385,119	4.52%, 11/22/2027(1)	385,437
	Capital One Prime Auto Receivables Trust
249,777	3.17%, 04/15/2027	249,250
186,960	4.61%, 10/15/2027	187,216
1,338,223	4.87%, 02/15/2028	1,343,336
	CarMax Auto Owner Trust
400,000	4.42%, 08/15/2028	401,778
81,656	4.47%, 05/15/2026	81,666
1,700,000	4.59%, 07/17/2028	1,707,433
346,633	4.75%, 10/15/2027	347,372
453,038	5.65%, 05/17/2027	453,840
	Carvana Auto Receivables Trust
78,127	0.70%, 01/10/2028	77,012
4,707	5.50%, 08/10/2027(1)	4,708
80,749	Chase Auto Owner Trust 5.66%, 05/26/2027(1)	80,820
592,259	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	595,896
	Citizens Auto Receivables Trust
78,825	5.54%, 11/16/2026(1)	78,869
1,336,045	5.83%, 02/15/2028(1)	1,346,604
359,501	CPS Auto Receivables Trust 5.78%, 01/18/2028(1)	359,952
	Enterprise Fleet Financing LLC
45,428	4.38%, 07/20/2029(1)	45,433
422,265	4.56%, 05/20/2026(1)	422,558
2,282,288	5.23%, 03/20/2030(1)	2,301,761
200,966	5.51%, 01/22/2029(1)	201,531
542,446	5.56%, 04/22/2030(1)	546,008
747,705	5.74%, 12/20/2026(1)	751,356
281,983	5.76%, 10/22/2029(1)	283,336
1,767,957	6.40%, 03/20/2030(1)	1,794,496
	Ford Credit Auto Lease Trust
3,830,000	4.37%, 03/15/2028	3,844,367
1,446,589	5.06%, 05/15/2027	1,450,186
	Ford Credit Auto Owner Trust
1,025,000	3.91%, 04/15/2030	1,024,720
2,242,933	3.93%, 08/15/2027	2,241,794
2,495,000	4.47%, 12/15/2027	2,500,893
469,416	4.59%, 10/15/2027	470,373
2,500,000	4.85%, 08/15/2035(1)	2,544,063
	Ford Credit Floorplan Master Owner Trust A
935,000	4.63%, 04/15/2030	948,185
1,600,000	4.92%, 05/15/2028(1)	1,607,493
299,806	Foursight Capital Automobile Receivables Trust 5.99%, 05/15/2028(1)	301,122
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.4% - (continued)
	Asset-Backed - Automobile - 26.9% - (continued)
$ 411,332	GLS Auto Receivables Issuer Trust 4.72%, 04/15/2026(1)	$411,385
321,875	GLS Auto Select Receivables Trust 6.37%, 06/15/2028(1)	323,992
	GM Financial Automobile Leasing Trust
940,000	4.19%, 10/20/2027	942,598
250,000	4.22%, 10/20/2028	250,733
1,115,000	4.58%, 05/22/2028	1,125,289
370,461	5.38%, 11/20/2026	370,872
	GM Financial Consumer Automobile Receivables Trust
1,295,000	4.32%, 06/16/2028	1,299,478
387,021	4.40%, 02/16/2028	387,625
1,474,172	4.66%, 02/16/2028	1,477,751
1,872	5.12%, 02/16/2027	1,872
121,366	5.33%, 03/16/2027	121,461
3,963,172	5.45%, 06/16/2028	3,995,721
2,640,000	GMF Floorplan Owner Revolving Trust 4.59%, 03/15/2029(1)	2,660,868
	Honda Auto Receivables Owner Trust
300,000	3.76%, 12/18/2028	299,632
2,011,000	4.19%, 03/21/2028	2,016,709
730,000	4.30%, 01/18/2028	731,121
1,927,841	5.21%, 08/15/2028	1,946,065
48,932	Huntington Auto Trust 5.50%, 03/15/2027(1)	48,951
	Hyundai Auto Lease Securitization Trust
225,000	4.37%, 01/18/2028(1)	226,058
725,000	4.58%, 09/15/2027(1)	728,269
1,904,812	4.77%, 03/15/2027(1)	1,909,705
1,925,000	4.83%, 01/18/2028(1)	1,946,694
1,390,417	5.02%, 03/15/2027(1)	1,394,307
	Hyundai Auto Receivables Trust
572,017	2.35%, 04/17/2028	569,767
1,265,000	3.88%, 04/15/2030	1,263,562
1,625,000	4.32%, 10/15/2029	1,637,412
1,165,000	4.45%, 08/15/2028	1,169,675
1,545,000	LAD Auto Receivables Trust 4.30%, 07/17/2028(1)	1,547,523
428,285	M&T Bank Auto Receivables Trust 4.63%, 05/15/2028(1)	429,511
	Mercedes-Benz Auto Lease Trust
725,000	4.23%, 02/15/2028	726,707
595,000	4.61%, 04/16/2029	603,297
179,089	4.74%, 01/15/2027	179,183
396,278	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	396,984
	Nissan Auto Lease Trust
2,500,000	4.91%, 04/15/2027	2,509,753
383,544	5.11%, 10/15/2026	383,781
	Nissan Auto Receivables Owner Trust
2,136,000	2.07%, 12/17/2029	2,121,559
1,805,000	4.49%, 12/17/2029	1,826,536
	Porsche Financial Auto Securitization Trust
2,098,000	4.44%, 01/22/2030(1)	2,109,283
651,756	5.79%, 01/22/2029(1)	657,711
	Porsche Innovative Lease Owner Trust
2,540,000	4.61%, 10/20/2028(1)	2,569,110
2,575,000	4.67%, 11/22/2027(1)	2,588,149
2,575,000	Santander Drive Auto Receivables Trust 4.63%, 10/16/2028	2,583,002
	SBNA Auto Lease Trust
430,046	4.68%, 04/20/2027(1)	430,758
34,052	4.94%, 11/20/2026(1)	34,068
505,418	5.39%, 11/20/2026(1)	506,966

46

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.4% - (continued)
	Asset-Backed - Automobile - 26.9% - (continued)
$ 2,075,000	5.55%, 12/20/2028(1)	$2,106,817
710,000	SCCU Auto Receivables Trust 4.67%, 11/15/2028(1)	712,417
	SFS Auto Receivables Securitization Trust
925,000	4.44%, 12/20/2030(1)	932,250
2,500,000	4.55%, 06/20/2030(1)	2,514,344
400,186	4.65%, 05/22/2028(1)	400,794
	Stellantis Financial Underwritten Enhanced Lease Trust
2,790,000	4.31%, 05/22/2028(1)	2,801,194
2,700,000	4.47%, 07/20/2028(1)	2,718,042
189,865	Tesla Electric Vehicle Trust 5.54%, 12/21/2026(1)	190,048
	Toyota Auto Receivables Owner Trust
1,295,000	4.29%, 06/15/2028	1,298,918
1,005,000	4.46%, 03/15/2028	1,007,527
812,241	5.41%, 03/15/2027	813,263
	Toyota Lease Owner Trust
1,085,000	3.96%, 11/20/2028(1)	1,085,915
1,625,000	4.21%, 09/20/2027(1)	1,629,038
196,417	4.31%, 02/22/2027(1)	196,515
650,000	5.26%, 06/20/2028(1)	655,673
1,750,000	USAA Auto Owner Trust 4.97%, 12/17/2029(1)	1,776,390
480,000	USB Auto Owner Trust 4.51%, 06/15/2028(1)	481,644
	Volkswagen Auto Lease Trust
1,395,000	4.01%, 01/22/2029	1,396,917
2,280,000	4.43%, 12/20/2027	2,291,449
944,104	Volkswagen Auto Loan Enhanced Trust 4.65%, 11/22/2027	946,389
119,198	Westlake Automobile Receivables Trust 5.89%, 02/16/2027(1)	119,426
270,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	271,040
	Wheels Fleet Lease Funding 1 LLC
1,915,000	4.57%, 01/18/2040(1)	1,930,959
189,610	4.87%, 06/21/2039(1)	191,555
850,507	5.80%, 04/18/2038(1)	856,841
499,548	6.46%, 08/18/2038(1)	506,567
	World Omni Auto Receivables Trust
2,700,000	1.90%, 03/15/2028	2,676,077
2,500,000	3.44%, 03/15/2028	2,490,366
	World Omni Automobile Lease Securitization Trust
2,660,000	4.42%, 04/17/2028	2,679,994
2,525,000	5.25%, 09/17/2029	2,564,090
		135,700,683
	Asset-Backed - Credit Card - 0.4%
2,260,000	WF Card Issuance Trust 4.34%, 05/15/2030	2,284,153
	Other Asset-Backed Securities - 8.1%
108,518	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	108,783
765,454	Amur Equipment Finance Receivables XII LLC 6.09%, 12/20/2029(1)	773,000
1,348,930	Amur Equipment Finance Receivables XIII LLC 5.38%, 01/21/2031(1)	1,363,923
2,590,000	Amur Equipment Finance Receivables XV LLC 4.70%, 09/22/2031(1)	2,613,770
2,696,997	Apidos CLO XXXII Ltd. 5.43%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(2)	2,698,295
211,315	Auxilior Term Funding LLC 6.18%, 12/15/2028(1)	212,857
2,610,000	Bain Capital Credit CLO Ltd. 5.53%, 10/23/2034, 3 mo. USD Term SOFR + 1.21%(1)(2)	2,614,270
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.4% - (continued)
	Other Asset-Backed Securities - 8.1% - (continued)
$ 450,000	Benefit Street Partners CLO XXIII Ltd. 5.42%, 04/25/2034, 3 mo. USD Term SOFR + 1.10%(1)(2)	$450,782
	CCG Receivables Trust
44,978	3.91%, 07/16/2029(1)	44,967
415,000	4.48%, 10/14/2032(1)	417,230
330,491	5.82%, 09/16/2030(1)	332,235
	CNH Equipment Trust
1,000,208	4.30%, 02/18/2028	1,000,495
1,660,000	4.30%, 08/15/2028	1,663,101
1,735,000	4.37%, 11/15/2028	1,742,583
85,984	5.19%, 07/15/2027	86,016
171,450	5.42%, 10/15/2027	171,887
122,700	Dell Equipment Finance Trust 5.58%, 03/22/2030(1)	122,851
585,726	Dext ABS LLC 6.56%, 05/15/2034(1)	590,174
2,061,578	DLLAA LLC 4.70%, 10/20/2027(1)	2,069,030
313,036	DLLAD LLC 5.50%, 08/20/2027(1)	314,669
1,300,000	Elmwood CLO 15 Ltd. 5.41%, 04/22/2035, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,300,861
486,899	GreatAmerica Leasing Receivables Funding LLC 5.32%, 08/17/2026(1)	487,925
990,113	HPEFS Equipment Trust 5.18%, 05/20/2031(1)	992,123
	John Deere Owner Trust
925,000	4.28%, 07/17/2028	929,040
505,789	4.36%, 08/16/2027	506,096
	Kubota Credit Owner Trust
380,000	4.48%, 04/17/2028(1)	382,102
2,735,000	4.61%, 12/15/2027(1)	2,746,388
951,827	5.28%, 01/18/2028(1)	959,732
472,562	5.39%, 01/15/2027(1)	473,641
455,960	Madison Park Funding XXIV Ltd. 5.45%, 10/20/2029, 3 mo. USD Term SOFR + 1.12%(1)(2)	455,968
	MMAF Equipment Finance LLC
1,043,762	5.20%, 09/13/2027(1)	1,047,139
223,837	5.79%, 11/13/2026(1)	224,322
1,064,000	NYCTL Trust 4.84%, 11/10/2038(1)	1,063,706
768,907	Octagon Investment Partners 36 Ltd. 5.55%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	769,026
875,786	Octagon Investment Partners 39 Ltd. 5.48%, 10/20/2030, 3 mo. USD Term SOFR + 1.15%(1)(2)	875,672
17,640	Octagon Investment Partners XVII Ltd. 5.58%, 01/25/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	17,635
1,100,000	PFS Financing Corp. 4.85%, 02/15/2030(1)	1,117,983
2,750,000	Rad CLO 7 Ltd. 5.67%, 04/17/2036, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,753,218
116,593	SCF Equipment Trust LLC 4.82%, 07/22/2030(1)	116,966
	Volvo Financial Equipment LLC
660,000	3.96%, 06/15/2028(1)	659,864
810,000	4.29%, 10/16/2028(1)	813,354
395,000	4.41%, 11/15/2027(1)	395,838
2,334,835	Voya CLO Ltd. 5.53%, 07/20/2032, 3 mo. USD Term SOFR + 1.20%(1)(2)	2,336,416
		40,815,933
	Whole Loan Collateral CMO - 3.0%
431,407	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	410,212
	BRAVO Residential Funding Trust
205,332	0.94%, 02/25/2049(1)(3)	192,569

47

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.4% - (continued)
	Whole Loan Collateral CMO - 3.0% - (continued)
$ 152,679	0.97%, 03/25/2060(1)(3)	$148,755
702,423	1.70%, 04/25/2060(1)(3)	654,921
62,595	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	62,062
	COLT Mortgage Loan Trust
1,345,188	1.11%, 10/25/2066(1)(3)	1,165,112
257,669	1.33%, 10/26/2065(1)(3)	242,161
1,602,820	1.40%, 10/25/2066(1)(3)	1,376,500
17,486	1.51%, 04/27/2065(1)(3)	17,266
780,210	1.73%, 11/26/2066(1)(3)	707,537
899,705	CSMC Trust 3.57%, 07/25/2049(1)(4)	873,669
	Ellington Financial Mortgage Trust
348,505	0.93%, 06/25/2066(1)(3)	293,091
28,729	2.74%, 11/25/2059(1)(3)	27,416
	GCAT Trust
2,277,407	1.26%, 07/25/2066(1)(3)	1,930,751
449,600	1.92%, 08/25/2066(1)(3)	418,800
	MFA Trust
149,647	1.01%, 01/26/2065(1)(3)	142,209
379,041	1.03%, 11/25/2064(1)(3)	335,326
	New Residential Mortgage Loan Trust
1,030,652	1.16%, 11/27/2056(1)(3)	912,690
309,008	4.00%, 08/27/2057(1)(3)	300,896
	OBX Trust
22,245	4.92%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	21,805
333,652	5.12%, 06/25/2064(1)	334,219
1,393,456	5.45%, 05/25/2065(1)(4)	1,397,600
11,228	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	11,150
1,601,977	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,348,408
	Starwood Mortgage Residential Trust
141,548	0.94%, 05/25/2065(1)(3)	133,923
26,595	2.28%, 02/25/2050(1)(3)	25,452
	Towd Point Mortgage Trust
230,644	2.75%, 06/25/2057(1)(3)	225,936
274,230	3.75%, 03/25/2058(1)(3)	272,315
	Verus Securitization Trust
887,906	1.63%, 10/25/2066(1)(3)	779,389
340,241	5.45%, 05/25/2070(1)(4)	342,943
		15,105,083
	Total Asset & Commercial Mortgage-Backed Securities (cost $194,875,458)	$193,905,852
CORPORATE BONDS - 25.2%
	Aerospace & Defense - 0.2%
900,000	Northrop Grumman Systems Corp. 7.75%, 03/15/2026	$905,572
	Auto Manufacturers - 3.2%
	American Honda Finance Corp.
1,125,000	4.55%, 07/09/2027	1,134,150
1,400,000	4.95%, 01/09/2026	1,402,662
	BMW U.S. Capital LLC
1,550,000	4.15%, 08/11/2027(1)	1,551,890
2,650,000	4.65%, 08/13/2026(1)	2,664,105
	Daimler Truck Finance North America LLC
1,550,000	4.30%, 08/12/2027(1)	1,553,842
565,000	5.15%, 01/16/2026(1)	566,124
	Hyundai Capital America
1,650,000	5.45%, 06/24/2026(1)	1,663,433
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Auto Manufacturers - 3.2% - (continued)
$ 1,000,000	6.25%, 11/03/2025(1)	$1,001,452
2,525,000	Mercedes-Benz Finance North America LLC 4.88%, 07/31/2026(1)	2,541,968
1,900,000	Toyota Motor Credit Corp. 4.50%, 05/14/2027	1,917,148
		15,996,774
	Beverages - 0.1%
730,000	Diageo Capital PLC 5.20%, 10/24/2025	730,390
	Chemicals - 0.1%
580,000	Nutrien Ltd. 5.95%, 11/07/2025	580,656
	Commercial Banks - 9.8%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	1,631,102
	Bank of America Corp.
1,285,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(5)	1,300,920
925,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	926,699
	Banque Federative du Credit Mutuel SA
1,250,000	4.94%, 01/26/2026(1)	1,252,255
875,000	5.90%, 07/13/2026(1)	886,962
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(5)	952,187
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,139,334
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,234,126
	Citibank NA
1,625,000	4.93%, 08/06/2026	1,636,970
2,400,000	5.44%, 04/30/2026	2,416,217
2,575,000	Cooperatieve Rabobank UA 4.37%, 05/27/2027	2,593,483
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,214,100
1,675,000	Goldman Sachs Bank USA 5.41%, 05/21/2027, (5.41% fixed rate until 05/21/2026; 6 mo. USD SOFR + 0.75% thereafter)(5)	1,687,858
1,250,000	HSBC Holdings PLC 7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(5)	1,252,965
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	791,622
	Manufacturers & Traders Trust Co.
2,310,000	4.65%, 01/27/2026	2,311,845
1,850,000	5.40%, 11/21/2025	1,851,107
1,225,000	Morgan Stanley 5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(5)	1,227,609
1,250,000	Morgan Stanley Bank NA 4.75%, 04/21/2026	1,253,460
1,225,000	National Australia Bank Ltd. 4.97%, 01/12/2026	1,227,825
	PNC Bank NA
1,000,000	4.54%, 05/13/2027, (4.54% fixed rate until 05/13/2026; 6 mo. USD SOFR + 0.63% thereafter)(5)	1,001,552
1,600,000	4.78%, 01/15/2027, (4.78% fixed rate until 01/15/2026; 6 mo. USD SOFR + 0.50% thereafter)(5)	1,601,920
875,000	Royal Bank of Canada 5.20%, 07/20/2026	883,074
925,000	Societe Generale SA 6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	929,496

48

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Commercial Banks - 9.8% - (continued)
$ 1,225,000	Standard Chartered PLC 6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(5)	$1,230,463
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(5)	1,501,752
1,950,000	Swedbank AB 6.14%, 09/12/2026(1)	1,986,305
925,000	Toronto-Dominion Bank 5.10%, 01/09/2026	927,033
2,575,000	Truist Bank 4.67%, 05/20/2027, (4.67% fixed rate until 05/20/2026; 6 mo. USD SOFR + 0.59% thereafter)(5)	2,580,530
1,250,000	Truist Financial Corp. 5.90%, 10/28/2026, (5.90% fixed rate until 09/28/2026; 6 mo. USD SOFR + 1.63% thereafter)(5)	1,251,035
	UBS AG
2,725,000	1.25%, 06/01/2026	2,675,089
1,575,000	4.86%, 01/10/2028, (4.86% fixed rate until 01/10/2027; 6 mo. USD SOFR + 0.72% thereafter)(5)	1,588,344
1,700,000	Wells Fargo Bank NA 4.81%, 01/15/2026	1,702,428
		49,647,667
	Electric - 2.1%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,326,159
467,416	Consumers Securitization Funding LLC 5.55%, 03/01/2028	473,381
815,000	DTE Electric Co. 4.25%, 05/14/2027	819,063
1,459,000	Emera U.S. Finance LP 3.55%, 06/15/2026	1,450,360
500,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	501,392
2,625,000	Georgia Power Co. 4.46%, 09/15/2026, 3 mo. USD SOFR + 0.28%(2)	2,625,350
2,170,000	NYSEG Storm Funding LLC 4.71%, 05/01/2029	2,187,594
1,000,000	Southern Co. 5.15%, 10/06/2025	1,000,080
		10,383,379
	Food - 0.5%
2,565,000	Mars, Inc. 4.45%, 03/01/2027(1)	2,583,093
	Gas - 0.3%
535,000	Southern Co. Gas Capital Corp. 4.05%, 09/15/2028	534,425
1,000,000	Spire, Inc. 5.30%, 03/01/2026	1,004,215
		1,538,640
	Healthcare - Products - 0.3%
1,575,000	Stryker Corp. 4.55%, 02/10/2027	1,587,970
	Healthcare - Services - 1.4%
4,150,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	4,134,154
	UnitedHealth Group, Inc.
1,300,000	4.75%, 07/15/2026	1,307,235
1,395,000	5.15%, 10/15/2025	1,395,306
		6,836,695
	Insurance - 3.2%
	Athene Global Funding
1,600,000	4.86%, 08/27/2026(1)	1,610,379
2,480,000	5.68%, 02/23/2026(1)	2,491,234
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	733,651
360,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	359,364
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,542,959
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Insurance - 3.2% - (continued)
$ 585,000	F&G Global Funding 4.65%, 09/08/2028(1)	$587,071
	Jackson National Life Global Funding
1,225,000	5.50%, 01/09/2026(1)	1,227,936
775,000	5.55%, 07/02/2027(1)	791,821
1,200,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	1,212,325
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,227,098
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,266,764
1,500,000	Principal Life Global Funding II 3.00%, 04/18/2026(1)	1,489,746
1,525,000	Protective Life Global Funding 5.37%, 01/06/2026(1)	1,529,015
		16,069,363
	Lodging - 0.3%
1,525,000	Marriott International, Inc. 4.20%, 07/15/2027	1,529,723
	Machinery - Construction & Mining - 0.3%
1,575,000	Caterpillar Financial Services Corp. 4.50%, 01/07/2027	1,586,807
	Machinery-Diversified - 0.3%
1,575,000	John Deere Capital Corp. 4.50%, 01/08/2027	1,587,417
	Mining - 0.4%
2,275,000	Rio Tinto Finance USA PLC 4.38%, 03/12/2027	2,289,675
	Pharmaceuticals - 0.3%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	467,952
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,226,752
		1,694,704
	Pipelines - 1.2%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	248,299
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	926,852
1,100,000	Gray Oak Pipeline LLC 2.60%, 10/15/2025(1)	1,098,944
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,075,967
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,707,655
		6,057,717
	Retail - 0.2%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	805,999
	Semiconductors - 0.2%
885,000	Intel Corp. 4.88%, 02/10/2026	886,786
	Software - 0.1%
275,000	Oracle Corp. 5.80%, 11/10/2025	275,388
	Telecommunications - 0.5%
2,575,000	NTT Finance Corp. 4.57%, 07/16/2027(1)	2,593,569
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	1,007,925
	Total Corporate Bonds (cost $126,488,890)	$127,175,909
U.S. GOVERNMENT AGENCIES - 5.1%
	Mortgage-Backed Agencies - 5.1%
	Federal Home Loan Mortgage Corp. - 1.4%
311,726	1.00%, 05/15/2041	$290,851
10,679	1.75%, 04/15/2027	10,615

49

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 5.1% - (continued)
	Mortgage-Backed Agencies - 5.1% - (continued)
	Federal Home Loan Mortgage Corp. - 1.4% - (continued)
$ 1,247,741	3.00%, 10/15/2045	$1,222,888
5,882	3.50%, 11/15/2025	5,868
165,229	3.50%, 05/15/2026	164,651
873,363	4.00%, 03/15/2037	871,018
4,448,111	5.00%, 03/25/2043	4,431,053
		6,996,944
	Federal National Mortgage Association - 0.4%
271,369	1.75%, 09/25/2041	260,710
29,382	3.50%, 08/25/2026	29,267
184,074	3.50%, 11/01/2034	183,162
171,234	3.50%, 11/25/2038	170,379
37,519	4.00%, 09/25/2039	37,399
716,104	4.00%, 07/25/2040	714,049
674,280	4.00%, 06/25/2041	671,992
		2,066,958
	Government National Mortgage Association - 3.3%
1,868,466	2.00%, 12/16/2040	1,759,898
1,205,857	2.00%, 06/16/2041	1,155,561
3,538,160	2.25%, 12/20/2039	3,426,308
2,379,027	2.25%, 02/20/2044	2,306,364
253,251	2.50%, 09/20/2046	244,456
462,649	3.50%, 01/20/2052	458,164
7,529,886	4.50%, 11/20/2043	7,531,477
		16,882,228
	Total U.S. Government Agencies (cost $25,613,330)	$25,946,130
U.S. GOVERNMENT SECURITIES - 14.7%
	U.S. Treasury Securities - 14.7%
	U.S. Treasury Notes - 14.7%
25,600,000	0.38%, 11/30/2025	$25,444,000
27,625,000	1.38%, 08/31/2026	27,040,774
11,600,000	2.88%, 08/15/2028	11,363,016
10,125,000	3.63%, 08/31/2027	10,124,604
	Total U.S. Government Securities (cost $73,610,104)	$73,972,394
	Total Long-Term Investments (cost $420,587,782)	$421,000,285
SHORT-TERM INVESTMENTS - 14.7%
	Repurchase Agreements - 0.4%
1,930,751
Fixed Income Clearing Corp. Repurchase
Agreement dated 09/30/2025 at 4.20%,
due on 10/01/2025 with a maturity value of
$1,930,976; collateralized by U.S. Treasury
Note at 3.88%, maturing 09/30/2032, with
a market value of $1,969,486
		$1,930,751
	U.S. Treasury Securities - 14.3%
	U.S. Treasury Bills - 14.3%
15,700,000	3.86%, 01/13/2026(6)	15,526,591
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 14.7% - (continued)
	U.S. Treasury Securities - 14.3% - (continued)
	U.S. Treasury Bills - 14.3 - (continued)
$ 30,375,000	3.95%, 02/19/2026(6)		$29,930,332
21,500,000	4.07%, 10/23/2025(6)		21,444,856
5,525,000	4.08%, 12/26/2025(6)		5,474,156
			72,375,935
	Total Short-Term Investments (cost $74,280,597)		$74,306,686
	Total Investments (cost $494,868,379)	98.1%	$495,306,971
	Other Assets and Liabilities	1.9%	9,618,498
	Net Assets	100.0%	$504,925,469
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2025, the aggregate value of these securities was
$163,088,328, representing 32.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

50

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$193,905,852	$—	$193,905,852	$—
Corporate Bonds	127,175,909	—	127,175,909	—
U.S. Government Agencies	25,946,130	—	25,946,130	—
U.S. Government Securities	73,972,394	—	73,972,394	—
Short-Term Investments	74,306,686	—	74,306,686	—
Total	$495,306,971	$—	$495,306,971	$—

(1)	For the period ended September 30, 2025, there were no transfers in and out of Level 3.

51

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
Currency Abbreviations:
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
TBA	To Be Announced
Tbk	Terbuka

52